                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02794
--------------------------------------------------------------------------------
                              MFS SERIES TRUST III
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                    Date of fiscal year end: January 31, 2003
--------------------------------------------------------------------------------
                     Date of reporting period: July 31, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 7/31/03

MFS(R) HIGH YIELD
OPPORTUNITIES FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) HIGH YIELD OPPORTUNITIES FUND

The fund seeks high current income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              29
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     42
----------------------------------------------------
TRUSTEES AND OFFICERS                             51
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      53
----------------------------------------------------
CONTACT INFORMATION                               54
----------------------------------------------------
ASSET ALLOCATION                                  55

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    August 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The period began with interest rates on U.S. Treasury bonds near record lows. As signs of economic improvement began to appear, investors seemed to regain lost confidence and were more willing to invest in higher risk asset classes. Discouraged by the yields available from high-quality bonds, investors began reaching for the more attractive income available from lower-quality bonds. Strong investor demand poured record levels of cash into the high-yield market and caused bond prices to soar. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

By the end of the period, high-yield prices did come back down somewhat, and we've seen a corresponding upward move in yields. However, July's price moves in our view were not related to any deterioration in the group's fundamental strength. We see the price moves as a return to more rational valuations.

PORTFOLIO POSITIONING

Throughout this period, we remained fairly cautious and maintained our focus on the business fundamentals that underpinned the high-yield market. We were overweighted in media, energy, and gaming bonds as part of our cautious stance; however, we have trimmed those positions gradually since the beginning of the period. The proceeds we took from those groups were invested primarily in the utilities & communications sector. This shift was the most significant move we made during the period.

At the end of January, we were significantly underweighted in utilities relative to our benchmark because we were concerned about the group's ability to access the capital markets for the liquidity needed to stay in business. When the credit markets started lending once more to some of these companies, we had initially focused our efforts on the bonds of investment-grade and higher-rated, high-yield companies whose bond prices were severely depressed. As market access continued to improve, we began to purchase true high-yield names such as Calpine and Dynegy.

PORTFOLIO QUALITY
AS OF 7/31/03

                "B"                         52.0%
                "BB"                        19.0%
                "CCC"                       15.0%
                Investment Grade             6.0%
                Stock                        3.0%
                Unrated                      2.0%
                Other                        2.0%
                Below "CCC" rated            1.0%

The portfolio is actively managed, and current holdings may be different.

DETRACTORS FROM PERFORMANCE

The fund's underperformance relative to its benchmark was attributable largely to factors such as being underweighted in a particular quality rating or sector. For example, the bulk of the fund's holdings were invested in high- yield bonds with "B" and "BB" ratings for the period because we were not comfortable building substantial positions in the lower credit categories. Although bonds in those quality ratings performed well, CCC-rated issues produced the highest returns for much of the period. Utility bonds generated strong absolute returns for the period, but the group detracted from relative performance because we were underweighted.

Among individual securities, Westpoint Stevens, Fleming, and MMI Products provided disappointing results. Textile manufacturer Westpoint Stevens faced increased overseas competition and softer domestic demand and was forced to file for bankruptcy protection. Food distributor Fleming was investigated for allegations of accounting irregularities and ultimately filed for bankruptcy. MMI, which makes fences and concrete accessories used in construction, was hurt by the slow economy. We believe the company's results will recover when the economy improves; it has, in our view, strong distribution channels and a solid market share in its business lines.

CONTRIBUTORS TO PERFORMANCE

Cable industry holdings performed well during the period, especially our holdings in Adelphia and its subsidiaries, as well as Charter Communications. Both companies had accounting and corporate governance problems in 2002, and Adelphia was ultimately forced into bankruptcy. We bought these bonds because we believe in the long-term industry fundamentals and the asset value supporting the bonds.

Calpine, a natural gas-fired power producer, was one of the fund's more notable individual investments for the period. The company had suffered from unsettled power markets and concern that it wouldn't meet its debt obligations. The power market stabilized somewhat, and the company was able to obtain the financing it needed. Calpine's prospects brightened as a result.

Emerging markets debt also made a modest contribution to fund performance for the period. Bonds from Russia, Mexico, and particularly Brazil generated the best returns for the period.

/s/ John F. Addeo

    John F. Addeo
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 7/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS

---------------------
Average annual
without sales charge
---------------------

                      Class
      Share         inception
      class           date         6-mo      1-yr     3-yr     5-yr     Life*

        A            7/1/98         --       19.70%    4.53%    4.05%    4.02%
-------------------------------------------------------------------------------
        B            7/1/98         --       18.89%    3.90%    3.46%    3.39%
-------------------------------------------------------------------------------
        C            7/1/98         --       18.96%    3.87%    3.36%    3.34%
-------------------------------------------------------------------------------
        I            7/1/98         --       20.24%    4.75%    4.44%    4.41%
-------------------------------------------------------------------------------

  Comparative benchmarks

---------------------
Average annual
---------------------

-------------------------------------------------------------------------------
  Average high current
  yield fund+                      11.23%    20.41%    1.99%    0.40%    0.45%
-------------------------------------------------------------------------------
  Lehman Brothers High
  Yield Index#                    13.41%     26.96%    4.78%    2.59%    2.66%
-------------------------------------------------------------------------------

  Periods less than one year are actual, not annualized.

---------------------
Average annual
with sales charge
---------------------

-------------------------------------------------------------------------------
        A                           --       14.01%    2.85%    3.04%    3.03%
-------------------------------------------------------------------------------
        B                           --       14.89%    3.13%    3.21%    3.15%
-------------------------------------------------------------------------------
        C                           --       17.96%    3.87%    3.36%    3.34%
-------------------------------------------------------------------------------

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

---------------------
Cumulative without
sales charge
---------------------

      Share
      class                        6-mo      1-yr     3-yr     5-yr     Life*
-------------------------------------------------------------------------------
        A                         11.49%     19.70%   14.21%   21.93%   22.17%
-------------------------------------------------------------------------------
        B                         11.11%     18.89%   12.15%   18.52%   18.47%
-------------------------------------------------------------------------------
        C                         11.14%     18.96%   12.05%   17.97%   18.17%
-------------------------------------------------------------------------------
        I                         11.65%     20.24%   14.92%   24.26%   24.54%

Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's operations, July 1, 1998, through July 31, 2003. Index information is from July 1, 1998.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (unaudited) 7/31/ 2003
-----------------------------------------------------------------------------------------------------


The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Bonds - 94.5%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 71.8%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 6.3%
-----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75s, 2012                                 $755              $743,675
-----------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875s, 2009                                            415               454,425
-----------------------------------------------------------------------------------------------------
Directv Holdings LLC, 8.375s, 2013##                                        650               718,250
-----------------------------------------------------------------------------------------------------
Echostar DBS Corp., 9.375s, 2009                                            670               707,687
-----------------------------------------------------------------------------------------------------
Emmis Communications Corp., 0s to 2006, 12.5s to 2011                     2,493             2,131,515
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 10.375s, 2005                                 1,201             1,188,990
-----------------------------------------------------------------------------------------------------
LIN Television Corp., 8s, 2008                                               25                26,125
-----------------------------------------------------------------------------------------------------
Muzak LLC/ Muzak Finance Corp., 10s, 2009##                                 925               957,375
-----------------------------------------------------------------------------------------------------
Panamsat Corp., 8.5s, 2012                                                1,790             1,861,600
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75s, 2008                                   310               316,200
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0s to 2006, 12.25s to 2009                   2,975             2,290,750
-----------------------------------------------------------------------------------------------------
Pegasus Communications Corp., 12.5s, 2005                                 1,500             1,501,875
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.875s, 2011                                                680               703,800
-----------------------------------------------------------------------------------------------------
RH Donnelley Finance Corp., 8.875s, 2010##                                  115               124,488
-----------------------------------------------------------------------------------------------------
RH Donnelley Finance Corp., 10.875s, 2012##                                 270               303,750
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 9.625s, 2009                          1,600             1,680,000
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 0s to 2005, 14s to 2009                         1,163               842,957
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12s, 2010##                                     1,450             1,435,500
-----------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5s, 2008                                        935               986,425
-----------------------------------------------------------------------------------------------------
                                                                                          $18,975,387
-----------------------------------------------------------------------------------------------------
Aerospace - 1.4%
-----------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875s, 2011                                         $1,245            $1,045,800
-----------------------------------------------------------------------------------------------------
Esterline Technologies Corp., 7.75s, 2013##                                 245               252,350
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875s, 2008##                                                535               579,137
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75s, 2009                                                   330               331,650
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.25s, 2007                                         375               389,063
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.625s, 2010                                        250               273,750
-----------------------------------------------------------------------------------------------------
Titan Corp., 8s, 2011##                                                     650               672,750
-----------------------------------------------------------------------------------------------------
Transdigm, Inc., 8.375s, 2011##                                             715               727,513
-----------------------------------------------------------------------------------------------------
                                                                                           $4,272,013
-----------------------------------------------------------------------------------------------------
Airlines - 1.1%
-----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545s, 2019                                   $827              $781,184
-----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795s, 2020                                  1,773             1,357,581
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass-Through Trust, Inc., 8.307s, 2018               1,604             1,238,091
-----------------------------------------------------------------------------------------------------
                                                                                           $3,376,856
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.2%
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2005**                                    $875              $196,875
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2008**                                   1,950               438,750
-----------------------------------------------------------------------------------------------------
                                                                                             $635,625
-----------------------------------------------------------------------------------------------------
Automotive - 4.3%
-----------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75s, 2011##                             $600              $630,000
-----------------------------------------------------------------------------------------------------
Arvinmeritor, Inc., 8.75s, 2012                                             855               880,650
-----------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75s, 2011                               1,495             1,315,600
-----------------------------------------------------------------------------------------------------
Dana Corp., 10.125s, 2010                                                   615               667,275
-----------------------------------------------------------------------------------------------------
Dana Corp., 9s, 2011                                                        200               214,000
-----------------------------------------------------------------------------------------------------
Dura Operating Corp., 9s, 2009                                            1,565             1,455,450
-----------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75s, 2013                                             495               491,040
-----------------------------------------------------------------------------------------------------
General Motors Corp., 7.125s, 2013                                          112               107,583
-----------------------------------------------------------------------------------------------------
Intermet Corp., 9.75s, 2009                                               1,000               960,000
-----------------------------------------------------------------------------------------------------
Metaldyne Corp., 11s, 2012                                                1,805             1,525,225
-----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 11.625s, 2009                                   1,395             1,213,650
-----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25s, 2013##                                    925               929,625
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition Corp., 9.375s, 2013##                            445               485,050
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition Corp., 11s, 2013##                             1,655             1,837,050
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition Corp., 11.75s, 2013                              180               223,404
-----------------------------------------------------------------------------------------------------
Venture Holdings Trust, 11s, 2007**                                         750               131,250
-----------------------------------------------------------------------------------------------------
Venture Holdings Trust, 12s, 2009**                                         395                 2,469
-----------------------------------------------------------------------------------------------------
                                                                                          $13,069,321
-----------------------------------------------------------------------------------------------------
Basic Industry - 0.8%
-----------------------------------------------------------------------------------------------------
Actuant Finance Corp., 13s, 2009                                           $367              $429,390
-----------------------------------------------------------------------------------------------------
Foamex LP/ Capital Corp., 10.75s, 2009                                    1,025               896,875
-----------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75s, 2005                                120                73,200
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 12.5s, 2008**                                    120                     2
-----------------------------------------------------------------------------------------------------
Trimas Corp., 9.875s, 2012                                                1,005             1,020,075
-----------------------------------------------------------------------------------------------------
                                                                                           $2,419,542
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.1%
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.375s, 2009**                              $350              $236,250
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.25s, 2011**                               975               658,125
-----------------------------------------------------------------------------------------------------
Avalon Cable Holdings LLC, 0s to 2003, 11.875s to 2008                      100                98,000
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC, 8.625s, 2009                         1,315               979,675
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC, 0s to 2004, 9.92s to 2011            3,330             2,347,650
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125s, 2009                                          1,210             1,197,900
-----------------------------------------------------------------------------------------------------
FrontierVision Holding LP, 11s, 2006**                                       70                70,700
-----------------------------------------------------------------------------------------------------
FrontierVision Holding LP, 11.875s, 2007**                                  550               489,500
-----------------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75s, 2009                                             910               941,850
-----------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11s, 2013                                         1,035             1,117,800
-----------------------------------------------------------------------------------------------------
Mediacom LLC/Capital Corp., 9.5s, 2013                                      215               212,850
-----------------------------------------------------------------------------------------------------
Renaissance Media Louisiana LLC, 10s, 2008                                1,055             1,044,450
-----------------------------------------------------------------------------------------------------
                                                                                           $9,394,750
-----------------------------------------------------------------------------------------------------
Building - 2.4%
-----------------------------------------------------------------------------------------------------
Atrium Cos, Inc., 10.5s, 2009                                              $395              $416,725
-----------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75s, 2005                            635               631,825
-----------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8s, 2007                             1,000               950,000
-----------------------------------------------------------------------------------------------------
Dayton Superior Corp., 10.75s, 2008##                                     1,675             1,641,500
-----------------------------------------------------------------------------------------------------
Formica Corp., 10.875s, 2009**                                              130                32,663
-----------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375s, 2009                           80                80,600
-----------------------------------------------------------------------------------------------------
Interface, Inc., 10.375s, 2010                                              864               833,760
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.25s, 2007                                                   460               471,500
-----------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25s, 2011##                                      655               689,387
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875s, 2007                                     1,435             1,388,362
-----------------------------------------------------------------------------------------------------
                                                                                           $7,136,322
-----------------------------------------------------------------------------------------------------
Business Services - 0.7%
-----------------------------------------------------------------------------------------------------
General Binding Corp., 9.375s, 2008                                      $1,480            $1,435,600
-----------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45s, 2029                                      180               116,100
-----------------------------------------------------------------------------------------------------
Xerox Corp., 7.625s, 2013                                                   735               701,925
-----------------------------------------------------------------------------------------------------
                                                                                           $2,253,625
-----------------------------------------------------------------------------------------------------
Chemicals - 4.4%
-----------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10s, 2011                                    $425              $473,875
-----------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625s, 2011                                      1,200             1,188,000
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings, 10.125s, 2009                                      3,420             3,283,200
-----------------------------------------------------------------------------------------------------
Huntsman International Holdings, 0s, 2009                                 3,225             1,257,750
-----------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875s, 2009##                                  100               102,500
-----------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875s, 2013##                                           980               965,300
-----------------------------------------------------------------------------------------------------
Johnson Diversey, Inc., 9.625s, 2012                                      1,855             2,037,100
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.625s, 2007                                         375               362,813
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875s, 2007                                          10                 9,700
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5s, 2008                                         1,000               950,000
-----------------------------------------------------------------------------------------------------
MacDermid, Inc., 9.125s, 2011                                               400               444,000
-----------------------------------------------------------------------------------------------------
Noveon, Inc., 11s, 2011                                                     250               280,000
-----------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625s, 2011##                         1,500             1,541,250
-----------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875s, 2010                          510               484,500
-----------------------------------------------------------------------------------------------------
                                                                                          $13,379,988
-----------------------------------------------------------------------------------------------------
Conglomerates - 0.4%
-----------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125s, 2012                                               $450              $492,750
-----------------------------------------------------------------------------------------------------
SPX Corp., 7.5s, 2013                                                       540               561,600
-----------------------------------------------------------------------------------------------------
                                                                                           $1,054,350
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.6%
-----------------------------------------------------------------------------------------------------
American Safety Razor Co., 9.875s, 2005                                    $270              $267,300
-----------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.5s, 2009                               885               904,912
-----------------------------------------------------------------------------------------------------
Remington Arms, Inc., 10.5s, 2011##                                       1,065             1,099,506
-----------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 12s, 2005                                 1,345             1,287,837
-----------------------------------------------------------------------------------------------------
Samsonite Corp., 10.75s, 2008                                               855               880,650
-----------------------------------------------------------------------------------------------------
Sealy Mattress Co., 9.875s, 2007                                          2,590             2,486,400
-----------------------------------------------------------------------------------------------------
Simmons Co., 10.25s, 2009                                                   745               795,288
-----------------------------------------------------------------------------------------------------
                                                                                           $7,721,893
-----------------------------------------------------------------------------------------------------
Containers - 2.3%
-----------------------------------------------------------------------------------------------------
Graham Packaging Co., 8.75s, 2008##                                        $810              $805,950
-----------------------------------------------------------------------------------------------------
Graphic Packaging Corp., 8.625s, 2012                                       315               321,300
-----------------------------------------------------------------------------------------------------
Huntsman Packaging Corp., 13s, 2010                                       2,260             1,966,200
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875s, 2009                          340               355,300
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75s, 2012                           765               807,075
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25s, 2013##                       1,040             1,050,400
-----------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75s, 2011                                    1,405             1,517,400
-----------------------------------------------------------------------------------------------------
                                                                                           $6,823,625
-----------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 2.0%
-----------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6s, 2037##                                          $1,500            $1,062,012
-----------------------------------------------------------------------------------------------------
Deutsche Mortgage Acceptance Corp., 7.5s, 2031                              850               611,269
-----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.877s, 2023                                  2,429               466,398
-----------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage, 7s, 2014                 1,000               912,145
-----------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage, 7.5s, 2029               1,000               918,476
-----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, Inc., 6.02s, 2033                        750               649,227
-----------------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust, 0s, 2028 (Interest Only)            9,264               334,847
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.706s, 2039                              1,400               953,036
-----------------------------------------------------------------------------------------------------
                                                                                           $5,907,410
-----------------------------------------------------------------------------------------------------
Electronics - 0.7%
-----------------------------------------------------------------------------------------------------
ON Semiconductor Corp., 13s, 2008                                        $1,900            $1,957,000
-----------------------------------------------------------------------------------------------------

Energy - Independent - 1.5%
-----------------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875s, 2007                                         $750              $697,500
-----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125s, 2011##                                   1,510             1,591,162
-----------------------------------------------------------------------------------------------------
Continental Resources, Inc., 10.25s, 2008                                    25                24,875
-----------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6s, 2012                                   245               262,150
-----------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.5s, 2012                                   300               330,000
-----------------------------------------------------------------------------------------------------
Semco Energy, Inc., 7.125s, 2008##                                          105               105,394
-----------------------------------------------------------------------------------------------------
Semco Energy, Inc., 7.75s, 2013##                                           105               106,444
-----------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25s, 2011                                             120               126,000
-----------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., 8.25s, 2012                                        800               852,000
-----------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25s, 2011                                       320               340,800
-----------------------------------------------------------------------------------------------------
                                                                                           $4,436,325
-----------------------------------------------------------------------------------------------------
Entertainment - 1.1%
-----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5s, 2011                                      $1,300            $1,345,500
-----------------------------------------------------------------------------------------------------
Premier Parks, Inc., 9.75s, 2007                                            220               208,450
-----------------------------------------------------------------------------------------------------
Regal Cinemas Corp., 9.375s, 2012                                           855               944,775
-----------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75s, 2013##                                              780               727,350
-----------------------------------------------------------------------------------------------------
                                                                                           $3,226,075
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.4%
-----------------------------------------------------------------------------------------------------
Merisant Co., 9.5s, 2013##                                                 $565              $580,538
-----------------------------------------------------------------------------------------------------
Michael Foods, Inc., 11.75s, 2011                                           480               552,000
-----------------------------------------------------------------------------------------------------
                                                                                           $1,132,538
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.2%
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 8s, 2010                                        $1,695            $1,550,925
-----------------------------------------------------------------------------------------------------
Fibermark, Inc., 10.75s, 2011                                             2,450             2,278,500
-----------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375s, 2013##                                       680               720,800
-----------------------------------------------------------------------------------------------------
Greif Brothers Corp., 8.875s, 2012                                          540               577,800
-----------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625s, 2007                                250               258,750
-----------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.875s, 2008                              1,160             1,189,000
-----------------------------------------------------------------------------------------------------
                                                                                           $6,575,775
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 4.3%
-----------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75s, 2009                                      $140              $156,800
-----------------------------------------------------------------------------------------------------
Argosy Gaming Co., 10.75s, 2009                                              40                43,400
-----------------------------------------------------------------------------------------------------
Argosy Gaming Co., 9s, 2011                                                 515               548,475
-----------------------------------------------------------------------------------------------------
Aztar Corp., 8.875s, 2007                                                   665               688,275
-----------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875s, 2009                                  650               715,000
-----------------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5s, 2011                                    420               433,275
-----------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25s, 2007                                         2,150             2,128,500
-----------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.5s, 2007                                            280               277,200
-----------------------------------------------------------------------------------------------------
Host Marriott LP, 8.45s, 2008                                             1,225             1,240,312
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5s, 2010                                                230               256,450
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.875s, 2008                                745               813,913
-----------------------------------------------------------------------------------------------------
Resorts International Hotel, Inc., 11.5s, 2009                            1,150             1,095,375
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, 7.875s, 2012                                     800               848,000
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.375s, 2008                                         810               862,650
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875s, 2010                                       1,085             1,179,937
-----------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 8.75s, 2009                                             415               429,525
-----------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11s, 2010                                       840               928,200
-----------------------------------------------------------------------------------------------------
Wackenhut Corrections Corp., 8.25s, 2013                                    395               400,925
-----------------------------------------------------------------------------------------------------
                                                                                          $13,046,212
-----------------------------------------------------------------------------------------------------
Home Construction - 0.3%
-----------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625s, 2010##                                       $270              $278,100
-----------------------------------------------------------------------------------------------------
MMI Products, Inc., 11.25s, 2007                                          1,080               756,000
-----------------------------------------------------------------------------------------------------
                                                                                           $1,034,100
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 4.1%
-----------------------------------------------------------------------------------------------------
Agco Corp., 8.5s, 2006                                                     $500              $500,000
-----------------------------------------------------------------------------------------------------
Agco Corp., 9.5s, 2008                                                      435               471,975
-----------------------------------------------------------------------------------------------------
Blount, Inc., 7s, 2005                                                    1,920             1,824,000
-----------------------------------------------------------------------------------------------------
Blount, Inc., 13s, 2009                                                      40                34,400
-----------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25s, 2011##                                       600               582,000
-----------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5s, 2008                                       1,370             1,075,450
-----------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 10s, 2010##                                        130               132,600
-----------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25s, 2008##                                         865               882,300
-----------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75s, 2012                                               452               488,160
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375s, 2011                                          325               375,991
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5s, 2012                                            355               379,850
-----------------------------------------------------------------------------------------------------
Motors & Gears, Inc., 10.75s, 2006                                        1,630             1,426,250
-----------------------------------------------------------------------------------------------------
NMHG Holding Co., 10s, 2009                                                 331               364,100
-----------------------------------------------------------------------------------------------------
Terex Corp., 8.875s, 2008                                                   250               255,000
-----------------------------------------------------------------------------------------------------
Terex Corp., 10.375s, 2011                                                1,375             1,485,000
-----------------------------------------------------------------------------------------------------
United Rentals, Inc., 10.75s, 2008                                        1,715             1,843,625
-----------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25s, 2009                                           235               226,775
-----------------------------------------------------------------------------------------------------
                                                                                          $12,347,476
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.2%
-----------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375s, 2011##                                  $1,430            $1,422,850
-----------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 9.625s, 2009                                   1,360             1,387,200
-----------------------------------------------------------------------------------------------------
Healthsouth Corp., 8.5s, 2008                                               600               504,000
-----------------------------------------------------------------------------------------------------
Insight Health Services Corp., 9.875s, 2011                                 100               102,500
-----------------------------------------------------------------------------------------------------
NDC Health Corp., 10.5s, 2012##                                             305               328,638
-----------------------------------------------------------------------------------------------------
                                                                                           $3,745,188
-----------------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
-----------------------------------------------------------------------------------------------------
Alpharma, Inc., 8.625s, 2011##                                             $760              $798,000
-----------------------------------------------------------------------------------------------------

Metals & Mining - 0.3%
-----------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5s, 2008                                         $40               $15,880
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875s, 2049**                            435               343,650
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75s, 2049**                            575                46,000
-----------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75s, 2010                                               430               412,800
-----------------------------------------------------------------------------------------------------
                                                                                             $818,330
-----------------------------------------------------------------------------------------------------
Municipals - 0.2%
-----------------------------------------------------------------------------------------------------
Dallas- Fort Worth, TX (International Airport), 5.95s, 2029                $775              $725,966
-----------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 2.8%
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875s, 2010##                                           $210              $216,300
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625s, 2021                                              940             1,034,000
-----------------------------------------------------------------------------------------------------
Dynegy, Inc., 6.875s, 2011                                                2,360             1,758,200
-----------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75s, 2013##                                         885               811,987
-----------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125s, 2010                                      175               179,813
-----------------------------------------------------------------------------------------------------
Plains All American Pipeline, 7.75s, 2012                                   260               285,350
-----------------------------------------------------------------------------------------------------
Southern Natural Gas Co., 8.875s, 2010##                                    350               360,500
-----------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.625s, 2010                                           930               927,675
-----------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125s, 2011                                         3,100             2,852,000
-----------------------------------------------------------------------------------------------------
                                                                                           $8,425,825
-----------------------------------------------------------------------------------------------------
Oil Services - 1.1%
-----------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375s, 2011                                                $900              $924,750
-----------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc., 8.75s, 2008                                        750               750,000
-----------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.75s, 2011                                        725               757,625
-----------------------------------------------------------------------------------------------------
SESI LLC, 8.875s, 2011                                                      220               237,600
-----------------------------------------------------------------------------------------------------
Trico Marine Services, Inc., 8.875s, 2012                                 1,000               717,500
-----------------------------------------------------------------------------------------------------
                                                                                           $3,387,475
-----------------------------------------------------------------------------------------------------
Oils - 1.3%
-----------------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 11.375s, 2011##                                   $1,325            $1,460,813
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 8s, 2008##                                          260               265,200
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 9s, 2008                                            150               136,500
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 9.625s, 2012                                      1,319             1,226,670
-----------------------------------------------------------------------------------------------------
XTO Energy, Inc., 6.25s, 2013##                                             840               844,200
-----------------------------------------------------------------------------------------------------
                                                                                           $3,933,383
-----------------------------------------------------------------------------------------------------
Pollution Control - 1.3%
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 10s, 2009                              $3,650            $3,846,188
-----------------------------------------------------------------------------------------------------

Printing & Publishing - 2.2%
-----------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875s, 2011##                            $110              $116,875
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9s, 2010                          240               248,400
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 11.875s, 2011##                 1,340             1,460,600
-----------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25s, 2011##                                         160               162,800
-----------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875s, 2013##                                      1,585             1,652,362
-----------------------------------------------------------------------------------------------------
Mail-Well Corp., 8.75s, 2008                                                975               936,000
-----------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625s, 2012                                             1,045             1,110,312
-----------------------------------------------------------------------------------------------------
Moore North America Finance, Inc., 7.875s, 2011##                           440               451,000
-----------------------------------------------------------------------------------------------------
Transwestern Publishing Co., 9.625s, 2007                                   575               596,563
-----------------------------------------------------------------------------------------------------
                                                                                           $6,734,912
-----------------------------------------------------------------------------------------------------
Steel - 0.4%
-----------------------------------------------------------------------------------------------------
AK Steel Corp., 7.875s, 2009                                               $400              $298,000
-----------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75s, 2006                                   505               506,262
-----------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75s, 2012                                       395               415,244
-----------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10s, 2004                                                  265                86,125
-----------------------------------------------------------------------------------------------------
                                                                                           $1,305,631
-----------------------------------------------------------------------------------------------------
Stores - 3.1%
-----------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.625s, 2007                                    $325              $320,125
-----------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875s, 2012                                   1,060             1,033,500
-----------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625s, 2010                                          510               568,013
-----------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9s, 2008                                          700               700,000
-----------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375s, 2008                                     545               550,450
-----------------------------------------------------------------------------------------------------
J.Crew Operating Corp., 10.375s, 2007                                     1,885             1,847,300
-----------------------------------------------------------------------------------------------------
J.Crew Operating Corp., 0s to 2005, 16s to 2008##                           699               496,247
-----------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875s, 2011##                                     535               560,413
-----------------------------------------------------------------------------------------------------
PCA LLC, 11.875s, 2009                                                      715               765,050
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 12.5s, 2006                                                 665               744,800
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125s, 2010##                                              225               229,500
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5s, 2011##                                              1,095             1,166,175
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25s, 2013##                                               425               419,687
-----------------------------------------------------------------------------------------------------
                                                                                           $9,401,260
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.125s, 2008**                                        $450               $54,000
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 9.25s, 2010**                                           230                27,600
-----------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875s, 2012                                                775               794,375
-----------------------------------------------------------------------------------------------------
                                                                                             $875,975
-----------------------------------------------------------------------------------------------------
Supranational - 0.2%
-----------------------------------------------------------------------------------------------------
Central American Bank Economic, 6.75s, 2013##                              $612              $609,782
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.5%
-----------------------------------------------------------------------------------------------------
Fairpoint Communications, Inc., 11.875s, 2010##                            $720              $820,800
-----------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5s, 2010##                                       2,735             2,940,125
-----------------------------------------------------------------------------------------------------
Qwest Services Corp., 8.875s, 2012##                                        890               912,250
-----------------------------------------------------------------------------------------------------
Time Warner Telecommunications LLC, 9.75s, 2008                           1,670             1,603,200
-----------------------------------------------------------------------------------------------------
WorldCom, Inc., 7.5s, 2011**                                              4,725             1,246,219
-----------------------------------------------------------------------------------------------------
                                                                                           $7,522,594
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.4%
-----------------------------------------------------------------------------------------------------
AES Corp., 10s, 2005##                                                     $700              $714,000
-----------------------------------------------------------------------------------------------------
AES Corp., 8.5s, 2007                                                       415               373,500
-----------------------------------------------------------------------------------------------------
AES Corp., 8.875s, 2011                                                   1,590             1,454,850
-----------------------------------------------------------------------------------------------------
AES Corp., 8.75s, 2013##                                                    500               491,250
-----------------------------------------------------------------------------------------------------
AES Corp., 9s, 2015##                                                       500               493,750
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.5s, 2011                                                 1,725             1,250,625
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.75s, 2013##                                              1,100               990,000
-----------------------------------------------------------------------------------------------------
Illinois Power Co., 11.5s, 2010##                                         1,165             1,293,150
-----------------------------------------------------------------------------------------------------
PG&E Corp., 6.875s, 2008##                                                  215               218,225
-----------------------------------------------------------------------------------------------------
PSE&G Power LLC, 7.75s, 2007##                                            1,000             1,025,000
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 5s, 2010##                                          50                43,937
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25s, 2010##                                      785               753,600
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5s, 2013##                                       795               771,150
-----------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.5s, 2010                                               245               243,775
-----------------------------------------------------------------------------------------------------
                                                                                          $10,116,812
-----------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.2%
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7.25s, 2013##                                       $640              $606,400
-----------------------------------------------------------------------------------------------------

Venture Capital - 0.3%
-----------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75s, 2013##                                    $945              $930,825
-----------------------------------------------------------------------------------------------------

Wireless Communications - 4.1%
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0s to 2005, 12.875s to 2010                      $2,325            $1,557,750
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12.5s, 2011                                         400               344,000
-----------------------------------------------------------------------------------------------------
American Tower Corp., 0s, 2008                                            1,365               900,900
-----------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., 10.125s, 2013##                          940               918,850
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp.,
0s to 2004, 10.375s to 2011 1s, 2011                                        964               944,720
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25s, 2010                                  2,400             2,193,000
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75s, 2010                                         2,920             2,482,000
-----------------------------------------------------------------------------------------------------
Teligent, Inc., 11.5s, 2007**                                               175                     0
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.75s, 2011                                             1,930             1,872,100
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.5s, 2013##                                              755               781,425
-----------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25s, 2013##                                       450               427,500
-----------------------------------------------------------------------------------------------------
                                                                                          $12,422,245
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                         $216,382,999
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 22.7%
-----------------------------------------------------------------------------------------------------
Algeria - 0.5%
-----------------------------------------------------------------------------------------------------
Algeria Tranche, 2.188s, 2010                                            $1,660            $1,556,420
-----------------------------------------------------------------------------------------------------

Argentina - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Argentina, 2s, 2008                                      ARS $2,021              $522,915
-----------------------------------------------------------------------------------------------------
Republic of Argentina, 1.369s, 2012                                       1,000               564,700
-----------------------------------------------------------------------------------------------------
                                                                                           $1,087,615
-----------------------------------------------------------------------------------------------------
Australia - 0.8%
-----------------------------------------------------------------------------------------------------
Burns Philip Capital Property Ltd.,
9.75s, 2012 (Food & Grains)##                                            $2,290            $2,267,100
-----------------------------------------------------------------------------------------------------

Brazil - 3.2%
-----------------------------------------------------------------------------------------------------
Banco Nacional de Desenvolvi, 8.754s, 2008
(Banks and Credit Cos.)                                                    $561              $530,145
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.188s, 2009                                  1,745             1,474,475
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10s, 2011                                       350               313,250
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.188s, 2012                                  6,017             4,603,005
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8s, 2014                                        246               213,650
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875s, 2024                                  3,473             2,465,830
-----------------------------------------------------------------------------------------------------
                                                                                           $9,600,355
-----------------------------------------------------------------------------------------------------
Bulgaria - 0.5%
-----------------------------------------------------------------------------------------------------
National Republic of Bulgaria, 8.25s, 2015                                 $396              $442,530
-----------------------------------------------------------------------------------------------------
National Republic of Bulgaria, 8.25s, 2015##                                895               993,450
-----------------------------------------------------------------------------------------------------
                                                                                           $1,435,980
-----------------------------------------------------------------------------------------------------
Canada - 0.9%
-----------------------------------------------------------------------------------------------------
Acetex Corp., 10.875s, 2009 (Chemicals)                                  $1,235            $1,352,325
-----------------------------------------------------------------------------------------------------
Canwest Media, Inc., 10.625s, 2011 (Advertising &
Broadcasting)                                                                60                66,900
-----------------------------------------------------------------------------------------------------
Canwest Media, Inc, 7.625s, 2013 (Advertising &
Broadcasting)##                                                             255               262,650
-----------------------------------------------------------------------------------------------------
Russel Metals, Inc., 10s, 2009 (Metals & Mining)                            185               195,175
-----------------------------------------------------------------------------------------------------
Tembec Industry, Inc., 7.75s, 2012 (Forest & Paper
Products)                                                                   760               691,600
-----------------------------------------------------------------------------------------------------
                                                                                           $2,568,650
-----------------------------------------------------------------------------------------------------
Chile - 0.3%
-----------------------------------------------------------------------------------------------------
Empresa Nacional de Electricid, 8.35s, 2013 (Utilities -
Electric Power)##                                                          $813              $804,348
-----------------------------------------------------------------------------------------------------

Colombia - 0.9%
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 9.75s, 2009                                          $907            $1,004,502
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75s, 2013                                        1,057             1,160,057
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75s, 2020                                          100               114,500
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 10.375s, 2033                                         281               288,728
-----------------------------------------------------------------------------------------------------
                                                                                           $2,567,787
-----------------------------------------------------------------------------------------------------
Dominican Republic - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Dominican, 9.04s, 2013##                                     $1,030              $927,000
-----------------------------------------------------------------------------------------------------

Ecuador - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Ecuador, 6s, 2030##                                            $917              $574,501
-----------------------------------------------------------------------------------------------------

France - 2.0%
-----------------------------------------------------------------------------------------------------
Crown Cork & Seal, 9.5s, 2011 (Containers)##                               $480              $499,200
-----------------------------------------------------------------------------------------------------
Crown Cork & Seal, 10.875s, 2013 (Containers)##                           3,245             3,439,700
-----------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875s, 2011 (Chemicals)##                                   1,115             1,064,825
-----------------------------------------------------------------------------------------------------
Vivendi Universal S.A., 6.25s, 2008 (Advertising & Broadcasting)##          485               473,481
-----------------------------------------------------------------------------------------------------
Vivendi Universal S.A., 9.25s, 2010 (Advertising & Broadcasting)##          540               600,750
-----------------------------------------------------------------------------------------------------
                                                                                           $6,077,956
-----------------------------------------------------------------------------------------------------
Germany - 0.1%
-----------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875s, 2009 (Chemicals)                    EUR  55               $61,158
-----------------------------------------------------------------------------------------------------
Messer Grieshiem, 10.375s, 2011 (Chemicals)                                $175               214,251
-----------------------------------------------------------------------------------------------------
                                                                                             $275,409
-----------------------------------------------------------------------------------------------------
Ireland - 0.3%
-----------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625s, 2012 (Forest & Paper
Products)                                                                  $755              $796,525
-----------------------------------------------------------------------------------------------------

Kazakhstan - 0.5%
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007 (Banks & Credit Cos.)+       $438              $473,423
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5s, 2013 (Banks & Credit Cos.)##          750               725,625
-----------------------------------------------------------------------------------------------------
Kaztransoil Co., 8.5s, 2006 (Oil Services)+                                 441               463,851
-----------------------------------------------------------------------------------------------------
                                                                                           $1,662,899
-----------------------------------------------------------------------------------------------------
Luxembourg - 0.2%
-----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 7s, 2028 (Conglomerate)                     $810              $753,300
-----------------------------------------------------------------------------------------------------

Mexico - 2.4%
-----------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V., 12s, 2008 (Electronics)                        $900              $940,500
-----------------------------------------------------------------------------------------------------
Grupo Televisa S.A. de C.V., 8.5s, 2032 (Broadcast & Cable TV)            1,043             1,061,252
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022 (Quasi Government)       1,767             1,846,515
-----------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5s, 2027 (Oils)                                    2,026             2,340,030
-----------------------------------------------------------------------------------------------------
United Mexican States, 8.125s, 2019 (Advertising & Broadcasting)            649               678,205
-----------------------------------------------------------------------------------------------------
United Mexican States, 8.3s, 2031 (Advertising & Broadcasting)              325               338,813
-----------------------------------------------------------------------------------------------------
                                                                                           $7,205,315
-----------------------------------------------------------------------------------------------------
Netherlands - 0.6%
-----------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625s, 2010 (Oils)+                             $1,000            $1,067,500
-----------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625s, 2009 (Forest & Paper
Products)                                                                   685               732,950
-----------------------------------------------------------------------------------------------------
Yell Finance B.V., 10.75s, 2011 (Printing & Publishing)##                   132               151,800
-----------------------------------------------------------------------------------------------------
                                                                                           $1,952,250
-----------------------------------------------------------------------------------------------------
Norway - 0.3%
-----------------------------------------------------------------------------------------------------
Findexa AS, 10.25s, 2011 (Printing & Publishing)                       EUR $275              $339,768
-----------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25s, 2008 (Oil Services)                           $650               552,500
-----------------------------------------------------------------------------------------------------
                                                                                             $892,268
-----------------------------------------------------------------------------------------------------
Panama - 0.9%
-----------------------------------------------------------------------------------------------------
Republic of Panama, 1.938s, 2016                                         $1,473            $1,196,831
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2029                                          1,451             1,617,865
-----------------------------------------------------------------------------------------------------
                                                                                           $2,814,696
-----------------------------------------------------------------------------------------------------
Peru - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Peru, 4.5s, 2017                                               $577              $461,600
-----------------------------------------------------------------------------------------------------

Philippines - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Philippines, 9s, 2013                                          $494              $503,263
-----------------------------------------------------------------------------------------------------
Republic of Philippines, 10.625s, 2025                                      741               789,165
-----------------------------------------------------------------------------------------------------
                                                                                           $1,292,428
-----------------------------------------------------------------------------------------------------
Poland - 0.5%
-----------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25s, 2009
(Wireless Communications)                                                $1,398            $1,537,800
-----------------------------------------------------------------------------------------------------

Qatar - 0.5%
-----------------------------------------------------------------------------------------------------
State of Qatar, 9.75s, 2030                                              $1,166            $1,536,950
-----------------------------------------------------------------------------------------------------

Russia - 2.2%
-----------------------------------------------------------------------------------------------------
Gazprom, 9.625s, 2013 (Utilities - Gas)##                                $2,010            $2,104,825
-----------------------------------------------------------------------------------------------------
Government of Russia, 5s, 2030                                            1,250             1,118,750
-----------------------------------------------------------------------------------------------------
Government of Russia, 5s, 2030##                                            503               448,299
-----------------------------------------------------------------------------------------------------
Mobile Telesystems Finance S.A., 9.75s, 2008 (Wireless
Communications)##                                                           483               509,565
-----------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75s, 2009 (Oils)                                     1,200             1,302,000
-----------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11s, 2007 (Oil Services)##                                  737               814,385
-----------------------------------------------------------------------------------------------------
Vimpel Communications B.V., 10.45s, 2005 (Wireless Communications)##        425               452,625
-----------------------------------------------------------------------------------------------------
                                                                                           $6,750,449
-----------------------------------------------------------------------------------------------------
Singapore - 0.3%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875s, 2010 (Electronics)                 $855              $974,700
-----------------------------------------------------------------------------------------------------

Turkey - 0.6%
-----------------------------------------------------------------------------------------------------
Republic of Turkey, 11s, 2013                                              $500              $515,000
-----------------------------------------------------------------------------------------------------
Republic of Turkey, 11.875s, 2030                                         1,121             1,177,050
-----------------------------------------------------------------------------------------------------
                                                                                           $1,692,050
-----------------------------------------------------------------------------------------------------
United Kingdom - 1.3%
-----------------------------------------------------------------------------------------------------
Colt Telecom Group PLC, 12s, 2006 (Telecommunications - Wireline)        $2,000            $2,020,000
-----------------------------------------------------------------------------------------------------
Energis PLC, 9.75s, 2009 (Telecommunications - Wireline)**                   80                 1,600
-----------------------------------------------------------------------------------------------------
Global Tele Systems Ltd., 10.875s, 2008
(Telecommunications - Wireline)**                                            20                     2
-----------------------------------------------------------------------------------------------------
Jazztel PLC, 12s, 2012 (Telecommunications - Wireline)**                     20                 8,484
-----------------------------------------------------------------------------------------------------
Premier International Foods PLC, 12s, 2009 (Food &
Non Alcoholic Beverage Products)                                            820               902,000
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0s to 2004, 9.25s to 2009
(Broadcast & Cable TV)**                                                    310                99,975
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0s to 2005, 11.375s to 2010
(Broadcast & Cable TV)**                                                    625               178,125
-----------------------------------------------------------------------------------------------------
United Biscuit Holding PLC, 10.625s, 2011 (Food &
Non Alcoholic Beverage Products)                                            650               828,641
-----------------------------------------------------------------------------------------------------
                                                                                           $4,038,827
-----------------------------------------------------------------------------------------------------
Venezuela - 0.6%
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25s, 2027                                       $2,617            $1,933,964
-----------------------------------------------------------------------------------------------------

Vietnam - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Vietnam, 3.5s, 2028                                          $1,250              $817,954
-----------------------------------------------------------------------------------------------------

Ukraine - 0.5%
-----------------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65s, 2013##                                         $100               $97,500
-----------------------------------------------------------------------------------------------------
Ukrainian Cabinet of Ministers, 7.65s, 2013##                             1,457             1,413,290
-----------------------------------------------------------------------------------------------------
                                                                                           $1,510,790
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                       $68,367,886
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $279,400,261)                                              $284,750,885
-----------------------------------------------------------------------------------------------------

                                                                         SHARES
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 0.4%
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers
-----------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                        385               $25,025
-----------------------------------------------------------------------------------------------------

Automotive - 0.1%
-----------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.*                                       17,901              $246,139
-----------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.*                                                     29                 6,453
-----------------------------------------------------------------------------------------------------
                                                                                             $252,592
-----------------------------------------------------------------------------------------------------
Basic Industry
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                  353                $4,236
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.1%
-----------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.*                                           218,422              $393,159
-----------------------------------------------------------------------------------------------------

Chemicals
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                   194                $2,716
-----------------------------------------------------------------------------------------------------

Machinery & Tools
-----------------------------------------------------------------------------------------------------
IKS Corp.*                                                                  277                  $374
-----------------------------------------------------------------------------------------------------

Metals & Mining
-----------------------------------------------------------------------------------------------------
Metal Management, Inc.**                                                    952               $17,118
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline
-----------------------------------------------------------------------------------------------------
XO Communications, Inc.*                                                    235                $1,504
-----------------------------------------------------------------------------------------------------

Telephone Services - 0.1%
-----------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                8,752              $365,921
-----------------------------------------------------------------------------------------------------

Utilities - Telephone - 0.1%
-----------------------------------------------------------------------------------------------------
ITC Deltacom, Inc.*                                                      26,797               $99,149
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                          $1,161,794
-----------------------------------------------------------------------------------------------------

Foreign Stocks
-----------------------------------------------------------------------------------------------------
Netherlands
-----------------------------------------------------------------------------------------------------
Completel Europe N.V. (Telecommunications - Wireline)##**                   941               $13,476
-----------------------------------------------------------------------------------------------------
Completel Europe N.V. Preferred (Telecommunications - Wireline)##**           9                15,173
-----------------------------------------------------------------------------------------------------
Versatel Telecom International N.V.
(Telecommunications - Wireline)*                                          2,616                $3,938
-----------------------------------------------------------------------------------------------------
                                                                                              $32,587
-----------------------------------------------------------------------------------------------------
Sweden
-----------------------------------------------------------------------------------------------------
Song Networks Holding AB (Utilities - Telephone)*                        22,299              $113,952
-----------------------------------------------------------------------------------------------------
Song Networks Holding AB (Utilities - Telephone)                          2,412                 3,228
-----------------------------------------------------------------------------------------------------
                                                                                             $117,180
-----------------------------------------------------------------------------------------------------
United Kingdom
-----------------------------------------------------------------------------------------------------
Jazztel PLC (Telecommunications - Wireline)                             101,230               $32,973
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                         $182,740
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,190,673)                                                 $1,344,534
-----------------------------------------------------------------------------------------------------

Preferred Stocks - 1.8%
-----------------------------------------------------------------------------------------------------
Automotive
-----------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 8s*                                       59                $4,425
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.4%
-----------------------------------------------------------------------------------------------------
NTL, Inc., 10.5s*                                                            14                   $45
-----------------------------------------------------------------------------------------------------
Paxon Communications Corp., 14.25s                                          117             1,111,500
-----------------------------------------------------------------------------------------------------
                                                                                           $1,111,545
-----------------------------------------------------------------------------------------------------
Engineering - Construction - 0.9%
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 11.125s                                              26,639            $2,770,456
-----------------------------------------------------------------------------------------------------

Printing & Publishing
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.625s                                                      650               $58,825
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline
-----------------------------------------------------------------------------------------------------
Global Crossings Holdings Ltd., 10.5s**                                   1,052                  $526
-----------------------------------------------------------------------------------------------------

Wireless Communications - 0.5%
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125s                                      1,252            $1,352,160
-----------------------------------------------------------------------------------------------------
Total Preferred Stock (Identified Cost, $4,731,485)                                        $5,297,937
-----------------------------------------------------------------------------------------------------

Warrants
-----------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Utilities - Telephone)*                             750                  $188
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                     175                     2
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                     125                     1
-----------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                                815                   407
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Chemicals)*                                       254                     3
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Basic Industry)*                                 558                   279
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Basic Industry)*                                 338                   135
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                            300                 2,850
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                    470                 1,316
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                    352                 1,021
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                    352                   598
-----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $239,185)                                                     $6,800
-----------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.8%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
New Center Asset Trust, due 8/01/03 at Amortized Cost                    $2,501            $2,501,000
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.8%
-----------------------------------------------------------------------------------------------------
Merrill Lynch, dated 07/31/03, due 08/01/03, total to be received
$2,309,069 (secured by various U.S. Treasury and Federal Agency
obligations in a jointly traded account), at cost                        $2,309            $2,309,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $292,371,604)                                        $296,210,156
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.7%                                                       5,248,381
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $301,458,537
-----------------------------------------------------------------------------------------------------
 * Non-income producing security.
** Non-income producing security - in default.
## SEC Rule 144A restriction.
 + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

                          ARS = Argentine Peso                      EUR = Euro

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 7/31/03

ASSETS
Investments, at value (identified cost, $292,371,604)          $296,210,156
-----------------------------------------------------------------------------------------------------
Cash                                                                    825
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                           151,174
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   8,255,510
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   1,379,496
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 6,190,623
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $312,187,784
-----------------------------------------------------------------------------------------------------

LIABILITIES
Distributions payable                                            $2,010,687
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange
contracts                                                            89,100
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 4,124,912
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                4,492,892
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      5,461
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        6,195
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $10,729,247
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $301,458,537
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                                $306,053,806
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   3,899,385
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                    (8,135,492)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                             (359,162)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $301,458,537
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  42,654,972
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                   $113,535,578
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             16,072,376
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $7.06
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$7.06)                                                    $7.41
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $114,613,811
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             16,184,621
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.08
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $69,120,321
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              9,807,242
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.05
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $4,188,827
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                590,733
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                               $7.09
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 7/31/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest                                                      $12,182,810
-----------------------------------------------------------------------------------------------------
  Dividends                                                         163,000
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $12,345,810
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                   $848,730
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                              3,096
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   139,896
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            183,464
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            488,702
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                            275,070
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                 21,740
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                      92,755
-----------------------------------------------------------------------------------------------------
  Printing                                                           28,662
-----------------------------------------------------------------------------------------------------
  Postage                                                             7,620
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                      22,956
-----------------------------------------------------------------------------------------------------
  Legal fees                                                          1,964
-----------------------------------------------------------------------------------------------------
  Registration fees                                                  87,744
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                     114,804
-----------------------------------------------------------------------------------------------------
Total expenses                                                   $2,317,203
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (6,083)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                      (515,157)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $1,795,963
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $10,549,847
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)

-----------------------------------------------------------------------------------------------------
  Investment transactions                                        $6,165,218
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (360,253)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                               $5,804,965
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                    $9,891,862
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                        270,084
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                                      $10,161,946
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $15,966,911
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $26,516,758
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                SIX MONTHS                YEAR
                                                                  ENDED                   ENDED
                                                                 7/31/03                 1/31/03
                                                               (UNAUDITED)
OPERATIONS

Net investment income                                             $10,549,847             $11,987,777
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               5,804,965              (7,467,282)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                        10,161,946                 108,090
-------------------------------------------------------------    ------------            ------------
Increase in net assets from operations                            $26,516,758             $4,628,5859

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                              $(4,499,613)            $(4,957,251)
-----------------------------------------------------------------------------------------------------
From net investment income (Class B)                               (3,899,474)             (5,003,082)
-----------------------------------------------------------------------------------------------------
From net investment income (Class C)                               (2,184,844)             (2,355,367)
-----------------------------------------------------------------------------------------------------
From net investment income (Class I)                                 (159,775)               (124,254)
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(10,743,706)           $(12,439,954)
-------------------------------------------------------------    ------------            ------------
Net increase in net assets from fund share transactions          $101,834,072             $95,320,450
-------------------------------------------------------------    ------------            ------------
Total increase in net assets                                     $117,607,124             $87,509,081
-------------------------------------------------------------    ------------            ------------

NET ASSETS

At beginning of period                                           $183,851,413             $96,342,332
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $359,162 and $165,303,
respectively)                                                    $301,458,537            $183,851,413
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the Fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).
                                     SIX MONTHS                            YEAR ENDED 1/31                          PERIOD
                                        ENDED            ----------------------------------------------------        ENDED
                                       7/31/03              2003           2002           2001           2000        1/31/99*
CLASS A                              (UNAUDITED)
Net asset value, beginning of
period                                 $6.61              $7.08            $7.96           $8.79           $8.53        $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)
  Net investment income(S)             $0.30              $0.62            $0.80           $0.92           $0.91         $0.54
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  0.45              (0.43)           (0.85)          (0.67)           0.25         (1.50)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations       $0.75              $0.19           $(0.05)          $0.25           $1.16        $(0.96)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment income           $(0.30)            $(0.66)          $(0.82)         $(0.95)         $(0.90)       $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                   --                 --               --           (0.07)             --            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income      --                 --            (0.01)          (0.02)             --         (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                   --                 --               --           (0.04)             --            --
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions declared
  to shareholders                     $(0.30)            $(0.66)          $(0.83)         $(1.08)         $(0.90)       $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $7.06              $6.61            $7.08           $7.96           $8.79         $8.53
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                    11.49++             2.95            (0.30)           3.28           14.17         (9.45)++
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                            YEAR ENDED 1/31                          PERIOD
                                        ENDED            ----------------------------------------------------        ENDED
                                       7/31/03            2003           2002             2001           2000        1/31/99*
CLASS A (CONTINUED)                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                              1.01+             1.01             1.01            1.02            1.02           1.00+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             8.48+             9.35            11.18           11.43           10.62          10.25+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        58               104              133             147             158            127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $113,536           $70,892          $37,187         $19,982          $8,028         $2,052
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.00% of average daily net assets. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                  $0.29             $0.60            $0.77           $0.88           $0.83          $0.33
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                              1.41+             1.37             1.46            1.53            2.00           4.90+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   8.08+             8.99            10.73           10.92            9.64           6.35+
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     * For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 1999.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
                                     SIX MONTHS                            YEAR ENDED 1/31                          PERIOD
                                        ENDED            ----------------------------------------------------        ENDED
                                       7/31/03              2003           2002           2001           2000        1/31/99*
CLASS B                              (UNAUDITED)

Net asset value, beginning of
period                                 $6.63              $7.09            $7.98           $8.81           $8.54        $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)
  Net investment income(S)             $0.27              $0.58            $0.77           $0.89           $0.86         $0.47
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                      0.46              (0.43)           (0.87)          (0.69)           0.25         (1.45)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations       $0.73              $0.15           $(0.10)          $0.20           $1.11        $(0.98)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment income          $(0.28)            $(0.61)          $(0.78)         $(0.90)         $(0.84)       $(0.47)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                   --                 --               --           (0.07)             --            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --                 --            (0.01)          (0.02)             --         (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                   --                 --               --           (0.04)             --            --
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions declared
  to shareholders                     $(0.28)            $(0.61)          $(0.79)         $(1.03)         $(0.84)       $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $7.08              $6.63            $7.09           $7.98           $8.81         $8.54
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                       11.11++             2.43            (1.07)           2.63           13.54         (9.69)++
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                     SIX MONTHS                            YEAR ENDED 1/31                          PERIOD
                                        ENDED            ----------------------------------------------------        ENDED
                                       7/31/03            2003           2002             2001           2000        1/31/99*
CLASS B (CONTINUED)                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                              1.66+             1.66             1.66            1.67            1.67           1.65+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             7.88+             8.75            10.59           10.83            9.94           9.60+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        58               104              133             147             158            127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $114,614           $72,321          $41,481         $26,031         $12,367         $4,308
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.00% of average daily net assets. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                  $0.26             $0.56            $0.73           $0.85           $0.78          $0.28
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                              2.06+             2.02             2.11            2.18            2.65           5.55+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   7.48+             8.39            10.14           10.32            8.96           5.70+
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     * For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 1999.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                     SIX MONTHS                            YEAR ENDED 1/31                          PERIOD
                                        ENDED            ----------------------------------------------------        ENDED
                                       7/31/03              2003           2002           2001           2000        1/31/99*
CLASS C                              (UNAUDITED)

Net asset value, beginning of
period                                 $6.60              $7.07            $7.95           $8.78           $8.52        $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)
 Net investment income(S)              $0.27              $0.57            $0.77           $0.89           $0.85         $0.47
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                      0.46              (0.43)           (0.86)          (0.69)           0.25         (1.47)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations       $0.73              $0.14           $(0.09)          $0.20           $1.10        $(1.00)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment income          $(0.28)            $(0.61)          $(0.78)         $(0.90)         $(0.84)       $(0.47)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                   --                 --               --           (0.07)             --            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --                 --            (0.01)          (0.02)             --         (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                   --                 --               --           (0.04)             --            --
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions declared
  to shareholders                     $(0.28)            $(0.61)          $(0.79)         $(1.03)         $(0.84)       $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                              $7.05              $6.60            $7.07           $7.95           $8.78         $8.52
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                       11.14++             2.29            (0.94)           2.64           13.45         (9.89)++
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                     SIX MONTHS                            YEAR ENDED 1/31                          PERIOD
                                        ENDED            ----------------------------------------------------        ENDED
                                       7/31/03            2003           2002             2001           2000        1/31/99*
CLASS C (CONTINUED)                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses##                              1.66+             1.66             1.66            1.67            1.67           1.65+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             7.83+             8.67            10.62           10.90            9.93           9.60+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        58               104              133             147             158            127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $69,120           $38,130          $17,518         $11,221          $3,251           $941
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.00% of average daily net assets. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                  $0.26             $0.55            $0.74           $0.84           $0.77          $0.27
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                              2.06+             2.02             2.11            2.18            2.65           5.55+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   7.43+             8.31            10.17           10.39            8.95           5.54+
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     * For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 1999.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued
                                      SIX MONTHS                            YEAR ENDED 1/31                          PERIOD
                                         ENDED            ----------------------------------------------------        ENDED
                                        7/31/03              2003           2002           2001           2000        1/31/99*
CLASS I                               (UNAUDITED)

Net asset value, beginning of period       $6.64             $7.10           $8.04          $8.85          $8.56        $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)
  Net investment income(S)                 $0.31             $0.64           $0.59          $1.07          $0.97         $0.64
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  0.45             (0.42)          (0.67)         (0.77)          0.25         (1.55)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.76             $0.22          $(0.08)         $0.30          $1.22        $(0.91)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment income              $(0.31)           $(0.68)         $(0.85)        $(0.98)        $(0.93)       $(0.53)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                --                --              --          (0.07)            --            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income          --                --           (0.01)         (0.02)            --            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                --                --              --          (0.04)            --            --
-------------------------------------------------------------------------------------------------------------------------------
  Total distributions declared to
  shareholders                            $(0.31)           $(0.68)         $(0.86)        $(1.11)        $(0.93)       $(0.53)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                                  $7.09             $6.64           $7.10          $8.04          $8.85         $8.56
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                           11.65++            3.45           (0.74)          3.88          14.87         (8.96)++
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                         SIX MONTHS                         YEAR ENDED 1/31                         PERIOD
                                           ENDED            ------------------------------------------------         ENDED
                                          7/31/03            2003          2002           2001           2000       1/31/99*
CLASS I (CONTINUED)                     (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                  0.66+            0.66            0.66           0.67           0.67          0.65+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 8.89+            9.76           10.25          11.75          10.43         11.10++
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            58              104             133            147            158           127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                  $4,189           $2,508            $155             $0+++         $70            $0++
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees in excess of 0.00% of average daily net assets. To the extent that actual expenses were over this limitation net investment income per share and the ratios would have been:

Net investment income                      $0.30            $0.62           $0.56          $1.02          $0.78         $0.41
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                  1.06+            1.02            1.11           1.18           1.65          4.55+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                       8.49+            9.40            9.80          11.24           9.45          7.20+
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     * For the period from the commencement of the fund's investment operations, July 1, 1998, through January 31, 1999.
     + Annualized.
    ++ Not annualized.
   +++ Class I net assets were less than $500.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Yield Opportunities Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high- yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Forward contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2003 and January 31, 2002 was as follows:

                                                 1/31/03            1/31/02
    Distributions declared from
    ordinary income                           12,439,954         $7,577,195
    -----------------------------------------------------------------------

As of January 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed ordinary income                                 $1,272,292
    -------------------------------------------------------------------------
    Capital loss carryforward                                    (11,634,232)
    -------------------------------------------------------------------------
    Unrealized depreciation                                       (6,801,577)
    -------------------------------------------------------------------------
    Other temporary differences                                   (3,204,804)
    -------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on January 31, 2010, $5,461,164 and January 31, 2011, $6,173,068.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management and distribution fees such that the fund's expenses do not exceed 0.00% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $521 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $51 for inactive trustees for the six months ended July 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $69,294 for the six months ended July 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                  CLASS A    CLASS B   CLASS C

Distribution Fee                                    0.10%      0.75%     0.75%
------------------------------------------------------------------------------
Service Fee                                         0.25%      0.25%     0.25%
------------------------------------------------------------------------------
Total Distribution Plan                             0.35%      1.00%     1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended July 31, 2003, amounted to:

                                                  CLASS A    CLASS B   CLASS C
Service Fee Retained by MFD                        $8,278        $24      $252
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended July 31, 2003, were as follows:

                                                  CLASS A    CLASS B   CLASS C

Total Distribution Plan                             0.35%      1.00%     1.00%
------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 2003, were as follows:

                                                  CLASS A    CLASS B   CLASS C
Contingent Deferred Sales Charges Imposed          $1,806   $112,713   $13,179
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $246,054,774 and $140,094,806, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                             $293,199,338
    ------------------------------------------------------------------------
    Gross unrealized appreciation                               $12,692,090
    ------------------------------------------------------------------------
    Gross unrealized depreciation                                (9,681,272)
    ------------------------------------------------------------------------
    Net unrealized appreciation                                  $3,010,818
    ------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Six months ended                         Year ended
                                               7/31/03                                1/31/03
                                       SHARES             AMOUNT             SHARES              AMOUNT
CLASS A SHARES

Shares sold                           14,488,329        $100,988,744         12,804,218         $85,257,484
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of
  distributions                          298,586           2,070,304            321,529           2,142,890
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (9,436,454)        (67,001,573)        (7,655,593)        (51,063,701)
------------------------------------------------------------------------------------------------------------
Net increase                           5,350,461         $36,057,475          5,470,154         $36,336,673
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            6,793,882         $47,019,474          7,495,587         $50,446,725
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of
  distributions                          274,202           1,906,027            299,938           2,002,860
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,794,976)        (12,534,327)        (2,731,393)        (18,090,799)
------------------------------------------------------------------------------------------------------------
Net increase                           5,273,108         $36,391,174          5,064,132         $34,358,786
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            4,905,708         $34,046,537          4,406,532         $29,548,089
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of
  distributions                          148,207           1,026,815            153,503           1,021,408
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,026,218)         (7,154,696)        (1,259,419)         (8,342,307)
------------------------------------------------------------------------------------------------------------
Net increase                           4,027,697         $27,918,656          3,300,616         $22,227,190
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              214,823          $1,480,020            428,479          $2,866,500
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of
  distributions                            1,734              12,215                209               1,368
------------------------------------------------------------------------------------------------------------
Shares reacquired                         (3,767)            (25,468)           (72,581)           (470,067)
------------------------------------------------------------------------------------------------------------
Net increase                             212,790          $1,466,767            356,107          $2,397,801
------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended July 31, 2003, was $1,272. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

-----------
SALES
-----------

                                                                       NET
                                           IN                      UNREALIZED
                    CONTRACTS TO        EXCHANGE     CONTRACTS     APPRECIATION
SETTLEMENT DATE    DELIVER/RECEIVE        FOR         AT VALUE    (DEPRECIATION)

 10/6/03          EUR     4,521,597   $5,225,655     $5,074,481      $151,174

-----------
PURCHASES
-----------

 10/6/03          EUR     2,856,826   $3,296,201     $3,207,101     $(89,100)

At July 31, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 2003, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.66% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.


                               DATE OF   SHARE/PRINCIPAL
DESCRIPTION                ACQUISITION            AMOUNT       COST        VALUE
--------------------------------------------------------------------------------

Kaztransoil Co., 8.5s, 2006    5/13/03           441,000   $441,000     $463,851
Kazkommerts International
  B.V., 10.125s, 2007          5/30/03           438,000    438,000      473,423
Hurricane Finance B.V.,
  9.625s, 2010                 5/22/03         1,000,000  1,000,000    1,067,500
--------------------------------------------------------------------------------
                                                                      $2,004,774
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust III, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGER
John F. Addeo(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)
or stock and bond outlooks     touch-tone required    24 hours a day, 365 days a
                                                      year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                          HYO-SEM-9/03 44M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 7/31/03

MFS(R) HIGH INCOME FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms
o share balances and transactional history with us, our affiliates, or others
o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) HIGH INCOME FUND

The fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities, some of which may involve equity features.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              29
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     47
----------------------------------------------------
TRUSTEES AND OFFICERS                             58
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       60
----------------------------------------------------
CONTACT INFORMATION                               61
----------------------------------------------------
ASSET ALLOCATION                                  62

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    August 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes
o time-tested money management process for pursuing consistent results
o full spectrum of investment products backed by MFS Original Research(R)
o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans
o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products
o analyzing financial statements and balance sheets
o talking extensively with companies' customers and competitors
o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The period began with interest rates on U.S. Treasury bonds near record lows. As signs of economic improvement began to appear, investors seemed to regain lost confidence and were more willing to invest in higher-risk asset classes. Discouraged by the yields available from high-quality bonds, investors began reaching for the more attractive income available from lower-quality bonds. Strong investor demand poured record levels of cash into the high-yield market and caused bond prices to soar. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

By the end of the period, high-yield prices did come back down somewhat, and we've seen a corresponding upward move in yields. However, July's price moves, in our view, were not related to any deterioration in the group's fundamental strength. We see the price moves as a return to more rational valuations.

PORTFOLIO POSITIONING

Throughout this period, we remained fairly cautious and maintained our focus on the business fundamentals that underpinned the high-yield market. We were overweighted relative to our benchmark in media, energy, and gaming bonds as part of our cautious stance; however, we have trimmed those positions gradually since the beginning of the period. We took the proceeds from those groups and cap invested them primarily in the utilities & communications sector. This shift was the most significant move we made during the period.

At the end of January, we were significantly underweighted in utilities relative to our benchmark because we were concerned about the group's ability to access the capital markets for the liquidity needed to stay in business. When the credit markets started lending once more to some of these companies, we initially, focused our efforts on the bonds of investment-grade and higher rated high-yield companies whose bond prices were severely depressed. As market access continued to improve, we began to purchase true high-yield names such as Calpine and Dynegy.

PORTFOLIO QUALITY RATING
7/31/03

                "B"                         53.0%
                "BB"                        21.1%
                "CCC"                       12.4%
                Investment Grade             4.3%
                Equity                       3.6%
                Not Rated                    2.8%
                Other                        1.7%
                "CC" & "D"                   1.1%

The portfolio is actively managed, and current holdings may be different.

DETRACTORS FROM PERFORMANCE

The fund's underperformance relative to its benchmark was attributable largely to factors such as being underweighted in a particular quality rating or sector. For example, the bulk of the fund's holdings were invested in high-yield bonds with "B" and "BB" ratings for the period because we were not comfortable building substantial positions in the lower credit categories. Although bonds in those quality ratings performed well, "CCC"-rated issues produced the highest returns for much of the period. Utility bonds generated strong absolute returns for the period, but the group detracted from relative performance because we were underweighted in it.

Among individual securities, Westpoint Stevens, Fleming, and MMI Products provided disappointing results. Textile manufacturer Westpoint Stevens faced increased overseas competition and softer domestic demand and was forced to file for bankruptcy protection. Food distributor Fleming was investigated for allegations of accounting irregularities and ultimately filed for bankruptcy. MMI, which makes fences and concrete accessories used in construction, was hurt by the slow economy. We believe the company's results will recover when the economy improves; it has, in our view, strong distribution channels and a solid market share in its business lines.

CONTRIBUTORS TO PERFORMANCE

Cable industry holdings performed well during the period, especially our holdings in Adelphia and its subsidiaries as well as Charter Communications. Both companies had accounting and corporate governance problems in 2002, and Adelphia was ultimately forced into bankruptcy. We bought these bonds because we believed in the long-term industry fundamentals and the asset value supporting the bonds.

Calpine, a natural gas-fired power producer, was one of the fund's more notable individual investments for the period. The company had suffered from unsettled power markets and concern that it wouldn't meet its debt obligations. The power market stabilized somewhat, and the company was able to obtain the financing it needed. Calpine's prospects brightened as a result.

    Respectfully,

/s/ John F. Addeo

    John F. Addeo
    Portfolio Manager


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 7/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS

------------------------
Average annual without
sales charge
------------------------

               Class
  Share      inception
  class        date        6-mo       1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
    A         2/17/78       --       18.09%        1.61%      1.29%      5.68%
------------------------------------------------------------------------------
    B         9/27/93       --       17.58%        0.97%      0.63%      4.93%
------------------------------------------------------------------------------
    C         1/3/94        --       17.55%        0.98%      0.63%      4.99%
------------------------------------------------------------------------------
    I         1/2/97        --       18.79%        1.92%      1.64%      5.89%
------------------------------------------------------------------------------
    R        12/31/02       --       17.96%        1.57%      1.26%      5.67%
------------------------------------------------------------------------------
   529A       7/31/02       --       17.75%        1.51%      1.23%      5.65%
------------------------------------------------------------------------------
   529B       7/31/02       --       16.68%        1.20%      1.04%      5.55%
------------------------------------------------------------------------------
   529C       7/31/02       --       16.95%        1.28%      1.09%      5.58%
------------------------------------------------------------------------------

Comparative benchmarks

------------------------
Average annual
------------------------

------------------------------------------------------------------------------
Average high current
yield bond fund+           11.23%      20.41%      1.99%      0.40%      4.65%
------------------------------------------------------------------------------
Lehman Brothers
High Yield Index#          13.41%      26.96%      4.78%      2.59%      6.38%
------------------------------------------------------------------------------

  Periods less than one year are actual, not annualized.

------------------------
Average annual
with sales charge
------------------------

  Share
  class                    6-mo       1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
    A                       --         12.48%     -0.03%      0.31%      5.16%
------------------------------------------------------------------------------
    B                       --         13.58%      0.20%      0.37%      4.93%
------------------------------------------------------------------------------
    C                       --         16.55%      0.98%      0.63%      4.99%
------------------------------------------------------------------------------
   529A                     --         12.16%     -0.13%      0.25%      5.13%
------------------------------------------------------------------------------
   529B                     --         12.68%      0.43%      0.79%      5.55%
------------------------------------------------------------------------------
   529C                     --         15.95%      1.28%      1.09%      5.58%
------------------------------------------------------------------------------

  I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
    A                       9.84%      18.09%      4.89%      6.60%     73.71%
------------------------------------------------------------------------------
    B                       9.45%      17.58%      2.95%      3.17%     61.86%
------------------------------------------------------------------------------
    C                       9.43%      17.55%      2.98%      3.19%     62.77%
------------------------------------------------------------------------------
    I                      10.00%      18.79%      5.87%      8.45%     77.27%
------------------------------------------------------------------------------
    R                       9.73%      17.96%      4.78%      6.48%     73.52%
------------------------------------------------------------------------------
   529A                     9.68%      17.75%      4.59%      6.29%     73.21%
------------------------------------------------------------------------------
   529B                     9.04%      16.68%      3.64%      5.33%     71.64%
------------------------------------------------------------------------------
   529C                     9.31%      16.95%      3.88%      5.58%     72.04%
------------------------------------------------------------------------------

  Periods less than one year are actual, not annualized.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 7/31/2003
-----------------------------------------------------------------------------------------------------

Portfolio of Investments (unaudited) - continued

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Bonds - 93.9%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 85.1%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 6.2%
-----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75s, 2012##                           $8,040              $7,919,400
-----------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8s, 2008                                        3,475               3,909,375
-----------------------------------------------------------------------------------------------------
Directv Holdings LLC, 8.375s, 2013##                                    5,370               5,933,850
-----------------------------------------------------------------------------------------------------
Echostar DBS Corp., 9.375s, 2009                                          320                 338,000
-----------------------------------------------------------------------------------------------------
Emmis Communications Corp., 0s to 2006, 12.5s to 2011                  15,108              12,917,340
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 10.375s, 2005                               2,143               2,121,570
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 8.875s, 2008                                   60                  58,200
-----------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25s, 2013##                                          750                 765,000
-----------------------------------------------------------------------------------------------------
LIN Television Corp., 8s, 2008                                          1,540               1,609,300
-----------------------------------------------------------------------------------------------------
LIN Television Corp., 6.5s, 2013                                        4,850               4,631,750
-----------------------------------------------------------------------------------------------------
Muzak LLC/ Muzak Finance Corp., 10s, 2009##                             5,385               5,573,475
-----------------------------------------------------------------------------------------------------
Panamsat Corp., 8.5s, 2012                                              6,130               6,375,200
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75s, 2008                               3,070               3,131,400
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0s to 2006, 12.25s to 2009                11,480               8,839,600
-----------------------------------------------------------------------------------------------------
Pegasus Communications Corp., 12.5s, 2005                               9,350               9,022,219
-----------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875s, 2011                                           2,920               3,139,000
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 9.625s, 2009                        8,500               8,925,000
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 0s to 2005, 14s to 2009**                     4,415               3,201,005
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12s, 2010**##                                 4,340               4,296,600
-----------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5s, 2008                                    5,315               5,607,325
-----------------------------------------------------------------------------------------------------
                                                                                          $98,314,609
-----------------------------------------------------------------------------------------------------
Aerospace - 1.8%
-----------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc., 8.5s, 2011                                  $3,670              $3,926,900
-----------------------------------------------------------------------------------------------------
Esterline Technologies Corp., 7.75s, 2013##                             3,285               3,383,550
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875s, 2008##                                            3,645               3,945,713
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75s, 2009                                               1,180               1,185,900
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.25s, 2007                                     5,215               5,410,562
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.625s, 2010                                    2,085               2,283,075
-----------------------------------------------------------------------------------------------------
Titan Corp., 8s, 2011##                                                 3,925               4,062,375
-----------------------------------------------------------------------------------------------------
Transdigm, Inc., 8.375s, 2011##                                         4,010               4,080,175
-----------------------------------------------------------------------------------------------------
                                                                                          $28,278,250
-----------------------------------------------------------------------------------------------------
Airlines - 0.6%
-----------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875s, 2019+                            $5,185                $103,708
-----------------------------------------------------------------------------------------------------
Continental Airlines Inc., 6.545s, 2019                                 5,496               5,188,704
-----------------------------------------------------------------------------------------------------
Continental Airlines Inc., 6.795s, 2020                                 5,352               4,099,130
-----------------------------------------------------------------------------------------------------
Continental Airlines Inc., 7.566s, 2020                                   486                 360,316
-----------------------------------------------------------------------------------------------------
                                                                                           $9,751,858
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.2%
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2008**                               $11,105              $2,498,625
-----------------------------------------------------------------------------------------------------

Automotive - 3.4%
-----------------------------------------------------------------------------------------------------
Arvinmeritor, Inc., 8.75s, 2012                                        $6,945              $7,153,350
-----------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75s, 2011                             5,840               5,139,200
-----------------------------------------------------------------------------------------------------
Dana Corp., 10.125s, 2010                                               1,870               2,028,950
-----------------------------------------------------------------------------------------------------
Dana Corp., 9s, 2011                                                    3,745               4,007,150
-----------------------------------------------------------------------------------------------------
Dura Operating Corp., 9s, 2009                                          5,810               5,403,300
-----------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75s, 2013                                         2,660               2,638,720
-----------------------------------------------------------------------------------------------------
General Motors Corp., 7.125s, 2013                                        857                 823,200
-----------------------------------------------------------------------------------------------------
Metaldyne Corp., 11s, 2012                                              6,150               5,196,750
-----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 11.625s, 2009                                 4,380               3,810,600
-----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25s, 2013##                                5,385               5,411,925
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition Corp., 9.375s, 2013##                        3,520               3,836,800
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition Corp., 11s, 2013##                           5,655               6,277,050
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition Corp., 11.75s, 2013##                        1,350               1,675,534
-----------------------------------------------------------------------------------------------------
Venture Holdings Trust, 9.5s, 2005**                                    4,400                 770,000
-----------------------------------------------------------------------------------------------------
Venture Holdings Trust, 12s, 2009**                                     2,455                  15,344
-----------------------------------------------------------------------------------------------------
                                                                                          $54,187,873
-----------------------------------------------------------------------------------------------------
Basic Industry - 0.7%
-----------------------------------------------------------------------------------------------------
Foamex LP/ Capital Corp., 10.75s, 2009                                 $5,770              $5,048,750
-----------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75s, 2005                            1,045                 637,450
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 12.5s, 2008**                               12,375                     248
-----------------------------------------------------------------------------------------------------
Trimas Corp., 9.875s, 2012                                              6,080               6,171,200
-----------------------------------------------------------------------------------------------------
                                                                                          $11,857,648
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.4%
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 8.375s, 2008**                          $7,970              $5,220,350
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.375s, 2009**                             525                 354,375
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.25s, 2049**                            1,245                 809,250
-----------------------------------------------------------------------------------------------------
Avalon Cable Holdings LLC, 0s to 2003, 11.875s to 2008                  8,000               7,840,000
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.25s, 2007                              455                 362,862
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.625s, 2009                          13,435              10,009,075
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 0s to 2004, 9.92s to 2011              6,120               4,314,600
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125s, 2009                                       12,690              12,563,100
-----------------------------------------------------------------------------------------------------
FrontierVision Holding LP, 11s, 2006**                                  6,575               6,640,750
-----------------------------------------------------------------------------------------------------
FrontierVision Holding LP, 11.875s, 2007**                                250                 222,500
-----------------------------------------------------------------------------------------------------
Insight Midwest, 9.75s, 2009                                            8,785               9,092,475
-----------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11s, 2013                                       7,025               7,587,000
-----------------------------------------------------------------------------------------------------
Mediacom LLC/Capital Corp., 9.5s, 2013                                  5,495               5,440,050
-----------------------------------------------------------------------------------------------------
                                                                                          $70,456,387
-----------------------------------------------------------------------------------------------------
Building - 3.4%
-----------------------------------------------------------------------------------------------------
American Standard, Inc., 7.375s, 2008                                    $995              $1,082,062
-----------------------------------------------------------------------------------------------------
Atrium Cos, Inc., 10.5s, 2009                                           3,745               3,950,975
-----------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8.625s, 2006                       8,720               8,611,000
-----------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8s, 2007                           2,625               2,493,750
-----------------------------------------------------------------------------------------------------
Dayton Superior Corp., 10.75s, 2008##                                   5,485               5,375,300
-----------------------------------------------------------------------------------------------------
Formica Corp., 10.875s, 2009**                                          5,535               1,390,669
-----------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375s, 2009                        485                 488,638
-----------------------------------------------------------------------------------------------------
Interface, Inc., 10.375s, 2010                                          5,382               5,193,630
-----------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625s, 2010##                                    1,515               1,560,450
-----------------------------------------------------------------------------------------------------
MMI Products, Inc., 11.25s, 2007                                        5,995               4,196,500
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.25s, 2007                                               3,875               3,971,875
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 8.875s, 2008                                              3,685               3,813,975
-----------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25s, 2011##                                  3,800               3,999,500
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875s, 2007                                   8,700               8,417,250
-----------------------------------------------------------------------------------------------------
                                                                                          $54,545,574
-----------------------------------------------------------------------------------------------------
Business Services - 1.6%
-----------------------------------------------------------------------------------------------------
General Binding Corp., 9.375s, 2008                                   $11,950             $11,591,500
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625s, 2013                                       4,225               4,404,563
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75s, 2015                                        3,090               3,105,450
-----------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45s, 2029                                  3,215               2,073,675
-----------------------------------------------------------------------------------------------------
Xerox Corp., 7.625s, 2013                                               4,290               4,096,950
-----------------------------------------------------------------------------------------------------
                                                                                          $25,272,138
-----------------------------------------------------------------------------------------------------
Chemicals - 4.1%
-----------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10s, 2011                                $5,385              $6,004,275
-----------------------------------------------------------------------------------------------------
CP Kelco, 5.1s, 2008                                                      795                 787,301
-----------------------------------------------------------------------------------------------------
CP Kelco, 5.35s, 2008                                                     266                 262,899
-----------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625s, 2011                                    6,800               6,732,000
-----------------------------------------------------------------------------------------------------
Huntsman ICI Chemicals, 0s, 2009                                          975                 380,250
-----------------------------------------------------------------------------------------------------
Huntsman ICI Chemicals, 9.875s, 2009                                    1,120               1,148,000
-----------------------------------------------------------------------------------------------------
Huntsman ICI Chemicals, 10.125s, 2009                                  15,710              15,081,600
-----------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875s, 2013##                                       5,665               5,580,025
-----------------------------------------------------------------------------------------------------
Johnson Diversey, Inc., 9.625s, 2012                                   12,280              13,537,401
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.625s, 2007                                       500                 483,750
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875s, 2007                                     1,555               1,508,350
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5s, 2008                                       3,590               3,410,500
-----------------------------------------------------------------------------------------------------
MacDermid, Inc., 9.125s, 2011                                           5,020               5,572,200
-----------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, 11.875s, 2010                            4,740               4,503,000
-----------------------------------------------------------------------------------------------------
                                                                                          $64,991,551
-----------------------------------------------------------------------------------------------------
Conglomerates - 0.5%
-----------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125s, 2012                                           $3,120              $3,416,400
-----------------------------------------------------------------------------------------------------
SPX Corp., 7.5s, 2013                                                   4,525               4,706,000
-----------------------------------------------------------------------------------------------------
                                                                                           $8,122,400
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.0%
-----------------------------------------------------------------------------------------------------
American Safety Razor Co., 9.875s, 2005                                $3,590              $3,554,100
-----------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.5s, 2009                           4,865               4,974,462
-----------------------------------------------------------------------------------------------------
Remington Arms, Inc., 10.5s, 2011##                                     6,625               6,839,650
-----------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 12s, 2005                               4,380               4,193,850
-----------------------------------------------------------------------------------------------------
Samsonite Corp., 10.75s, 2008                                           5,125               5,278,750
-----------------------------------------------------------------------------------------------------
Sealy Mattress Co., 9.875s, 2007                                       12,340              11,846,400
-----------------------------------------------------------------------------------------------------
Simmons Co., 10.25s, 2009                                               9,940              10,610,950
-----------------------------------------------------------------------------------------------------
                                                                                          $47,298,162
-----------------------------------------------------------------------------------------------------
Containers - 2.5%
-----------------------------------------------------------------------------------------------------
Ball Corp., 6.875s, 2012                                               $3,035              $3,035,000
-----------------------------------------------------------------------------------------------------
Chesapeake Capital Corp., 10.375s, 2011                                 1,800               3,012,422
-----------------------------------------------------------------------------------------------------
Graham Packaging Co., 8.75s, 2008##                                     4,725               4,701,375
-----------------------------------------------------------------------------------------------------
Huntsman Packaging Corp., 13s, 2010                                     6,710               5,837,700
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, 8.875s, 2009                              750                 783,750
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, 8.75s, 2012                            10,185              10,745,175
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, 8.25s, 2013##                           1,165               1,176,650
-----------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75s, 2011                                 10,330              11,156,400
-----------------------------------------------------------------------------------------------------
Silgan Holdings, Inc., 9s, 2009                                            71                  73,396
-----------------------------------------------------------------------------------------------------
                                                                                          $40,521,868
-----------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 2.5%
-----------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6s, 2037##                                        $5,148              $3,644,824
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44s, 2030                       5,000               4,267,009
-----------------------------------------------------------------------------------------------------
Deutsche Mortgage Acceptance Corp., 7.5s, 2031                          4,500               3,236,132
-----------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., 8s, 2003+                                  130                 129,909
-----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.877s, 2023 (Interest Only)               19,151               3,676,458
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial Mortgage, 7s, 2014               4,850               4,423,902
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial Mortgage, 7.5s, 2029             4,000               3,673,906
-----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, Inc., 6.02s, 2033                    4,000               3,462,542
-----------------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust, 0s, 2028                         63,118               2,281,380
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.706s, 2039                            5,920               5,635,587
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214s, 2007                            2,500               2,537,853
-----------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5s, 2031                                     2,500               2,207,128
-----------------------------------------------------------------------------------------------------
                                                                                          $39,176,630
-----------------------------------------------------------------------------------------------------
Defense Electronics - 0.2%
-----------------------------------------------------------------------------------------------------
L-3 Communications Corp., 8s, 2008                                     $3,200              $3,304,000
-----------------------------------------------------------------------------------------------------

Electronics - 0.4%
-----------------------------------------------------------------------------------------------------
ON Semiconductor Corp., 13s, 2008                                      $6,000              $6,180,000
-----------------------------------------------------------------------------------------------------

Energy - Independent - 3.8%
-----------------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875s, 2007                                    $10,910             $10,146,300
-----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125s, 2011##                                11,400              12,012,750
-----------------------------------------------------------------------------------------------------
Continental Resources, Inc., 10.25s, 2008                               5,400               5,373,000
-----------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6s, 2012                               2,565               2,744,550
-----------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 9.625s, 2010                             3,495               4,220,212
-----------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.5s, 2012                               3,435               3,778,500
-----------------------------------------------------------------------------------------------------
Range Resources Corp., 7.375s, 2013##                                   1,005                 974,850
-----------------------------------------------------------------------------------------------------
Semco Energy, Inc., 7.125s, 2008##                                        630                 632,363
-----------------------------------------------------------------------------------------------------
Semco Energy, Inc., 7.75s, 2013##                                         630                 638,662
-----------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25s, 2011                                         2,085               2,189,250
-----------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., 8.25s, 2012                                    5,655               6,022,575
-----------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25s, 2011                                   5,055               5,383,575
-----------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25s, 2011##                                   620                 663,400
-----------------------------------------------------------------------------------------------------
XTO Energy, Inc., 6.25s, 2013##                                         5,396               5,422,980
-----------------------------------------------------------------------------------------------------
                                                                                          $60,202,967
-----------------------------------------------------------------------------------------------------
Entertainment - 1.3%
-----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5s, 2011                                    $6,530              $6,758,550
-----------------------------------------------------------------------------------------------------
American Skiing Co., 12s, 2006                                          5,300               3,703,375
-----------------------------------------------------------------------------------------------------
Premier Parks, Inc., 9.75s, 2007                                        1,480               1,402,300
-----------------------------------------------------------------------------------------------------
Regal Cinemas Corp., 9.375s, 2012                                       4,175               4,613,375
-----------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75s, 2013##                                          5,130               4,783,725
-----------------------------------------------------------------------------------------------------
                                                                                          $21,261,325
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.6%
-----------------------------------------------------------------------------------------------------
Merisant Co., 9.5s, 2013##                                             $3,185              $3,272,588
-----------------------------------------------------------------------------------------------------
Michael Foods, Inc., 11.75s, 2011                                       5,380               6,187,000
-----------------------------------------------------------------------------------------------------
                                                                                           $9,459,588
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 3.4%
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 8.5s, 2005                                    $1,250              $1,231,250
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 9.25s, 2008                                    1,875               1,818,750
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 8s, 2010                                       6,965               6,372,975
-----------------------------------------------------------------------------------------------------
Fibermark, Inc., 10.75s, 2011                                           7,405               6,886,650
-----------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375s, 2013##                                   5,915               6,269,900
-----------------------------------------------------------------------------------------------------
Graphic Packaging Corp., 8.625s, 2012                                   6,450               6,579,000
-----------------------------------------------------------------------------------------------------
Greif Brothers Corp., 8.875s, 2012                                      6,235               6,671,450
-----------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625s, 2007                            6,625               6,856,875
-----------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.875s, 2008                            8,530               8,743,250
-----------------------------------------------------------------------------------------------------
Speciality Paperboard, Inc., 9.375s, 2006##                             2,350               2,156,125
-----------------------------------------------------------------------------------------------------
                                                                                          $53,586,225
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 7.5%
-----------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75s, 2009                                  $3,460              $3,875,200
-----------------------------------------------------------------------------------------------------
Argosy Gaming Co., 10.75s, 2009                                         6,100               6,618,500
-----------------------------------------------------------------------------------------------------
Argosy Gaming Co., 9s, 2011                                             4,620               4,920,300
-----------------------------------------------------------------------------------------------------
Aztar Corp., 8.875s, 2007                                               6,350               6,572,250
-----------------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.5s, 2009                                8,345               8,783,112
-----------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875s, 2009                              1,720               1,892,000
-----------------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5s, 2011                                2,725               2,802,163
-----------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625s, 2012                                       3,000               3,150,000
-----------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25s, 2007                                       5,790               5,732,100
-----------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.5s, 2007                                        2,685               2,658,150
-----------------------------------------------------------------------------------------------------
Host Marriott LP, 8.45s, 2008                                           9,190               9,304,875
-----------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.5s, 2008                                       2,435               2,721,113
-----------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5s, 2009                                 3,635               3,689,525
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5s, 2010                                            6,345               7,074,675
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.875s, 2008                            2,000               2,185,000
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.125s, 2011                            4,540               4,925,900
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, 7.375s, 2007                                 3,845               3,979,575
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, 7.875s, 2012                                 5,165               5,474,900
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.375s, 2008                                     3,305               3,519,825
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.875s, 2008                                     3,290               3,421,600
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875s, 2010                                     9,885              10,749,937
-----------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 8.75s, 2009                                         5,880               6,085,800
-----------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11s, 2010                                   6,825               7,541,625
-----------------------------------------------------------------------------------------------------
Wackenhut Corrections Corp., 8.25s, 2013                                2,095               2,126,425
-----------------------------------------------------------------------------------------------------
                                                                                         $119,804,550
-----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.4%
-----------------------------------------------------------------------------------------------------
Willis Corroon Corp., 9s, 2009                                         $5,150              $5,510,500
-----------------------------------------------------------------------------------------------------

Machinery & Tools - 3.9%
-----------------------------------------------------------------------------------------------------
Agco Corp., 9.5s, 2008                                                 $8,365              $9,076,025
-----------------------------------------------------------------------------------------------------
Blount, Inc., 7s, 2005                                                  7,510               7,134,500
-----------------------------------------------------------------------------------------------------
Blount, Inc., 13s, 2009                                                  $315                $270,900
-----------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25s, 2011##                                   3,320               3,220,400
-----------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5s, 2008                                     2,370               1,860,450
-----------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 10s, 2010##                                    2,695               2,748,900
-----------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25s, 2008##                                     4,880               4,977,600
-----------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75s, 2012                                           4,021               4,342,680
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375s, 2011                                      3,785               4,378,853
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5s, 2012                                          945               1,011,150
-----------------------------------------------------------------------------------------------------
Motors & Gears, Inc., 10.75s, 2006                                      7,010               6,133,750
-----------------------------------------------------------------------------------------------------
NMHG Holding Co., 10s, 2009                                             1,372               1,509,200
-----------------------------------------------------------------------------------------------------
Terex Corp., 10.375s, 2011                                              8,260               8,920,800
-----------------------------------------------------------------------------------------------------
United Rentals, Inc., 10.75s, 2008                                      6,420               6,901,500
-----------------------------------------------------------------------------------------------------
                                                                                          $62,486,708
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.1%
-----------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375s, 2011                                  $5,910              $5,880,450
-----------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 9.625s, 2009                                 5,925               6,043,500
-----------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125s, 2012##                   1,310               1,401,700
-----------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.875s, 2011                                        2,685               2,809,238
-----------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 8.5s, 2008**                                         5,640               4,737,600
-----------------------------------------------------------------------------------------------------
Insight Health Services Corp., 9.875s, 2011                             4,905               5,027,625
-----------------------------------------------------------------------------------------------------
NDC Health Corp., 10.5s, 2012##                                         1,370               1,476,175
-----------------------------------------------------------------------------------------------------
Prime Medical Services, Inc., 8.75s, 2008                               2,160               2,041,200
-----------------------------------------------------------------------------------------------------
Triad Hospital, Inc., 8.75s, 2009                                       3,970               4,228,050
-----------------------------------------------------------------------------------------------------
                                                                                          $33,645,538
-----------------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
-----------------------------------------------------------------------------------------------------
Alpharma, Inc., 8.625s, 2011##                                         $4,865              $5,108,250
-----------------------------------------------------------------------------------------------------

Metals & Mining - 0.9%
-----------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75s, 2013##                                $5,565              $5,481,525
-----------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5s, 2008                                     2,901               1,160,437
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875s, 2049**                        6,155               4,862,450
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75s, 2049**                       10,455                 836,400
-----------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75s, 2010                                           2,520               2,419,200
-----------------------------------------------------------------------------------------------------
                                                                                          $14,760,012
-----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
-----------------------------------------------------------------------------------------------------
Amerigas Partners LLP, 8.875s, 2011                                    $5,030              $5,457,550
-----------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 3.9%
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875s, 2010##                                       $1,510              $1,555,300
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625s, 2021                                          7,200               7,920,000
-----------------------------------------------------------------------------------------------------
Barrett Resources Corp., 7.55s, 2007                                    7,465               7,726,275
-----------------------------------------------------------------------------------------------------
Dynegy, Inc., 6.875s, 2011                                              6,930               5,162,850
-----------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625s, 2010##                                    5,935               5,519,550
-----------------------------------------------------------------------------------------------------
El Paso Energy Corp., 8.5s, 2010##                                      5,220               5,507,100
-----------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75s, 2013##                                     5,225               4,793,937
-----------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125s, 2010                                  1,250               1,284,375
-----------------------------------------------------------------------------------------------------
Plains All American Pipeline, 7.75s, 2012                               2,305               2,529,738
-----------------------------------------------------------------------------------------------------
Southern Natural Gas Co., 8.875s, 2010##                                2,500               2,575,000
-----------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.625s, 2010                                       2,360               2,354,100
-----------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125s, 2011                                      17,350              15,962,000
-----------------------------------------------------------------------------------------------------
                                                                                          $62,890,225
-----------------------------------------------------------------------------------------------------
Oil Services - 1.3%
-----------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375s, 2011                                            $3,705              $3,806,888
-----------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc., 8.75s, 2008                                    5,240               5,240,000
-----------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.75s, 2011                                    7,215               7,539,675
-----------------------------------------------------------------------------------------------------
Sesi LLC, 8.875s, 2011                                                  4,320               4,665,600
-----------------------------------------------------------------------------------------------------
                                                                                          $21,252,163
-----------------------------------------------------------------------------------------------------
Oils - 1.0%
-----------------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 11.375s, 2011##                                 $6,500              $7,166,250
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 8s, 2008##                                      5,275               5,380,500
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 9s, 2008##                                      2,675               2,434,250
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 9.625s, 2012                                    1,311               1,219,230
-----------------------------------------------------------------------------------------------------
                                                                                          $16,200,230
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.0%
-----------------------------------------------------------------------------------------------------
Unisys Corp., 7.875s, 2008                                                $15                 $15,450
-----------------------------------------------------------------------------------------------------

Pollution Control - 1.4%
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875s, 2008                         $3,875              $4,126,875
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 10s, 2009                            14,515              15,295,181
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875s, 2013                          3,235               3,299,700
-----------------------------------------------------------------------------------------------------
                                                                                          $22,721,756
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 2.5%
-----------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875s, 2011##                          $720                $765,000
-----------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875s, 2009                                        3,775               4,133,625
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9s, 2010                      2,935               3,037,725
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 11.875s, 2011##               2,455               2,675,950
-----------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25s, 2011##                                     1,260               1,282,050
-----------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875s, 2013##                                    4,430               4,618,275
-----------------------------------------------------------------------------------------------------
Mail-Well Corp., 8.75s, 2008                                            1,700               1,632,000
-----------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625s, 2012                                           4,650               4,940,625
-----------------------------------------------------------------------------------------------------
Moore North America Finance, Inc., 7.875s, 2011##                       3,120               3,198,000
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.875s, 2011                                            3,255               3,368,925
-----------------------------------------------------------------------------------------------------
RH Donnelley Finance Corp., 8.875s, 2010##                              1,300               1,407,250
-----------------------------------------------------------------------------------------------------
RH Donnelley Finance Corp., 10.875s, 2012##                             2,250               2,531,250
-----------------------------------------------------------------------------------------------------
Transwestern Publishing Co., 9.625s, 2007                               5,555               5,763,313
-----------------------------------------------------------------------------------------------------
                                                                                          $39,353,988
-----------------------------------------------------------------------------------------------------
Steel - 0.8%
-----------------------------------------------------------------------------------------------------
AK Steel Corp., 7.875s, 2009                                           $1,905              $1,419,225
-----------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75s, 2006                               4,615               4,626,537
-----------------------------------------------------------------------------------------------------
Jorgensen Earle M. Co., 9.75s, 2012                                     3,575               3,758,219
-----------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10s, 2004**                                            6,870               2,232,750
-----------------------------------------------------------------------------------------------------
                                                                                          $12,036,731
-----------------------------------------------------------------------------------------------------
Stores - 3.6%
-----------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875s, 2012                                $8,075              $7,873,125
-----------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625s, 2010                                      4,560               5,078,700
-----------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9s, 2008                                      4,040               4,040,000
-----------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375s, 2008                                 5,725               5,782,250
-----------------------------------------------------------------------------------------------------
J.Crew Group, Inc. 0s to 2005, 16s to 2008 ##                           6,274               4,454,820
-----------------------------------------------------------------------------------------------------
J.Crew Operating Corp., 10.375s, 2007                                   5,790               5,674,200
-----------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875s, 2011##                                 3,205               3,357,237
-----------------------------------------------------------------------------------------------------
PCA LLC, 11.875s, 2009                                                  5,910               6,323,700
-----------------------------------------------------------------------------------------------------
Rite Aid Corp, 12.5s, 2006                                              4,735               5,303,200
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125s, 2010##                                          3,505               3,575,100
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5s, 2011##                                            3,190               3,397,350
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25s, 2013##                                           2,510               2,478,625
-----------------------------------------------------------------------------------------------------
                                                                                          $57,338,307
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.5%
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.125s, 2008**                                    $1,460                $175,200
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 9.25s, 2010**                                       4,850                 582,000
-----------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875s, 2012                                            6,350               6,508,750
-----------------------------------------------------------------------------------------------------
                                                                                           $7,265,950
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.1%
-----------------------------------------------------------------------------------------------------
Fairpoint Communications, Inc., 11.875s, 2010##                        $2,305              $2,627,700
-----------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5s, 2010##                                    12,800              13,760,000
-----------------------------------------------------------------------------------------------------
Qwest Services Corp., 8.875s, 2012##                                    7,050               7,226,250
-----------------------------------------------------------------------------------------------------
Time Warner Telecommunications LLC, 9.75s, 2008                         6,530               6,268,800
-----------------------------------------------------------------------------------------------------
Worldcom, Inc., 7.5s, 2011**                                           16,295               4,297,806
-----------------------------------------------------------------------------------------------------
                                                                                          $34,180,556
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.3%
-----------------------------------------------------------------------------------------------------
AES Corp., 10s, 2005##                                                 $4,890              $4,987,800
-----------------------------------------------------------------------------------------------------
AES Corp., 8.875s, 2011                                                10,610               9,708,150
-----------------------------------------------------------------------------------------------------
AES Corp., 8.75s, 2013##                                                2,540               2,495,550
-----------------------------------------------------------------------------------------------------
AES Corp., 9s, 2015##                                                   2,550               2,518,125
-----------------------------------------------------------------------------------------------------
Aquila, Inc., 8.194s, 2006                                              2,000               2,010,000
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.5s, 2011                                               6,050               4,386,250
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.75s, 2013##                                            9,600               8,640,000
-----------------------------------------------------------------------------------------------------
Centerpoint Energy Resources Corp., 7.875s, 2013##                      5,200               5,651,646
-----------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5s, 2011                                            4,400               4,334,000
-----------------------------------------------------------------------------------------------------
Illinois Power Co., 11.5s, 2010##                                       5,875               6,521,250
-----------------------------------------------------------------------------------------------------
PG & E Corp., 6.875s, 2008##                                            1,220               1,238,300
-----------------------------------------------------------------------------------------------------
PSE&G Power LLC, 7.75s, 2007##                                          6,725               6,893,125
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25s, 2010##                                  3,710               3,561,600
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5s, 2013##                                   4,480               4,345,600
-----------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.5s, 2010                                           1,440               1,432,800
-----------------------------------------------------------------------------------------------------
                                                                                          $68,724,196
-----------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.2%
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7.25s, 2013##                                   $3,630              $3,439,425
-----------------------------------------------------------------------------------------------------

Wireless Communications - 3.5%
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0s to 2005, 12.875s to 2010                    $8,040              $5,386,800
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12.5s, 2011                                     2,100               1,806,000
-----------------------------------------------------------------------------------------------------
American Tower Corp., 0s, 2008                                          8,375               5,527,500
-----------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., 10.125s, 2013##                      7,045               6,886,487
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp., 0s to 2004,
10.375s to 2011                                                         5,607               5,494,860
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.75s, 2007                                3,305               3,404,150
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375s, 2009                               4,490               4,759,400
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375s, 2015                               1,550               1,511,250
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75s, 2010                                       8,000               6,800,000
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875s, 2010##                                    3,650               3,449,250
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.75s, 2011                                           3,250               3,152,500
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.5s, 2013##                                          4,365               4,517,775
-----------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25s, 2013##                                   2,545               2,417,750
-----------------------------------------------------------------------------------------------------
                                                                                          $55,113,722
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                       $1,356,573,485
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 8.8%
-----------------------------------------------------------------------------------------------------
Australia - 0.6%
-----------------------------------------------------------------------------------------------------
Burns Philip Capital Property Ltd., 9.75s, 2012
(Food & Non Alcoholic Beverage)##                                     $10,125             $10,023,750
-----------------------------------------------------------------------------------------------------

Canada - 1.2%
-----------------------------------------------------------------------------------------------------
Acetex Corp., 10.875s, 2009 (Chemicals)                                $6,010              $6,580,950
-----------------------------------------------------------------------------------------------------
Norske Skog Ltd., 8.625s, 2011
(Forest & Paper Products)##                                             4,000               3,960,000
-----------------------------------------------------------------------------------------------------
Quebecor Media, Inc., 11.125s, 2011
(Advertising & Broadcasting)                                            1,325               1,497,250
-----------------------------------------------------------------------------------------------------
Russel Metals, Inc., 10s, 2009 (Metals & Mining)                        2,975               3,138,625
-----------------------------------------------------------------------------------------------------
Tembec Industry, Inc., 7.75s, 2012
(Forest & Paper Products)                                               4,305               3,917,550
-----------------------------------------------------------------------------------------------------
                                                                                          $19,094,375
-----------------------------------------------------------------------------------------------------
France - 2.0%
-----------------------------------------------------------------------------------------------------
Crown Cork & Seal, 9.5s, 2011 (Containers)##                           $2,135              $2,220,400
-----------------------------------------------------------------------------------------------------
Crown Cork & Seal, 10.875s, 2013 (Containers)##                        14,575              15,449,500
-----------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875s, 2011 (Chemicals)##                                 7,615               7,272,325
-----------------------------------------------------------------------------------------------------
Vivendi Universal S.A., 6.25s, 2008
(Advertising & Broadcasting)##                                          2,720               2,655,400
-----------------------------------------------------------------------------------------------------
Vivendi Universal S.A., 9.25s, 2010
(Advertising & Broadcasting)##                                          3,610               4,016,125
-----------------------------------------------------------------------------------------------------
                                                                                          $31,613,750
-----------------------------------------------------------------------------------------------------
Germany - 0.3%
-----------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875s, 2009 (Chemicals)                  EUR 300                $333,591
-----------------------------------------------------------------------------------------------------
Messer Griesheim, 10.375s, 2011 (Chemicals)                            $4,205               5,148,133
-----------------------------------------------------------------------------------------------------
                                                                                           $5,481,724
-----------------------------------------------------------------------------------------------------
Ireland - 0.7%
-----------------------------------------------------------------------------------------------------
Eircom Funding, 8.25s, 2013 (Wireless Communications)               EUR 2,100              $2,394,102
-----------------------------------------------------------------------------------------------------
Eircom Funding, 8.25s, 2013 (Wireless Communications)##                $2,635               2,681,112
-----------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625s, 2012 (Forest & Paper
Products)                                                               5,410               5,707,550
-----------------------------------------------------------------------------------------------------
                                                                                          $10,782,764
-----------------------------------------------------------------------------------------------------
Luxembourg - 0.5%
-----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 7s, 2028 (Conglomerates)                $8,545              $7,946,850
-----------------------------------------------------------------------------------------------------

Mexico - 0.9%
-----------------------------------------------------------------------------------------------------
Corparacion Durango S.A. de C.V., 13.75s, 2009
(Forest & Paper Products)**##                                          $5,729              $2,864,500
-----------------------------------------------------------------------------------------------------
Grupo Elektra SA de C.V., 12s, 2008 (Electronics)                       4,000               4,180,000
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125s, 2010
(Quasi-Government)                                                      3,000               3,502,500
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022
(Quasi-Governement)                                                     3,125               3,265,625
-----------------------------------------------------------------------------------------------------
                                                                                          $13,812,625
-----------------------------------------------------------------------------------------------------
Netherlands - 0.5%
-----------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625s, 2009
(Forest & Paper Products)                                              $5,910              $6,323,700
-----------------------------------------------------------------------------------------------------
Yell Finance B.V., 10.75s, 2011 (Printing & Publishing)                   795                 914,250
-----------------------------------------------------------------------------------------------------
                                                                                           $7,237,950
-----------------------------------------------------------------------------------------------------

Norway - 0.4%
-----------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25s, 2008 (Oil Services)                     $7,750              $6,587,500
-----------------------------------------------------------------------------------------------------

Russia - 0.2%
-----------------------------------------------------------------------------------------------------
Gazprom, 9.625s, 2013 (Utilities - Gas)##                              $3,600              $3,771,000
-----------------------------------------------------------------------------------------------------

Singapore - 0.4%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875s, 2010 (Electronics)             $2,985              $3,402,900
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5s, 2013 (Electronics)##              3,500               3,237,500
-----------------------------------------------------------------------------------------------------
                                                                                           $6,640,400
-----------------------------------------------------------------------------------------------------
United Kingdom - 1.1%
-----------------------------------------------------------------------------------------------------
Colt Telecom Group PLC, 12s, 2006
(Telecommunications - Wireline)                                        $6,630              $6,696,300
-----------------------------------------------------------------------------------------------------
Energis PLC, 9.75s, 2009
(Telecommunications - Wireline)**                                       1,535                  30,700
-----------------------------------------------------------------------------------------------------
Global Tele Systems Ltd., 10.875s, 2008
(Telecommunications - Wireline)                                           370                      37
-----------------------------------------------------------------------------------------------------
Premier International Foods PLC, 12s, 2009
(Food & Non Alcoholic Beverages)                                        2,530               2,783,000
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 11s, 2007
(Broadcast & Cable TV)**                                                  205                  77,131
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0s to 2004, 9.25s to 2009
(Broadcast & Cable TV)**                                                3,940               1,270,650
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0s to 2005, 11.375s to 2010
(Broadcast & Cable TV)**                                                6,025               1,717,125
-----------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625s, 2011
(Food & Non Alcoholic Beverages)                                    EUR 1,000               1,274,833
-----------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.75s, 2011
(Food & Non Alcoholic Beverages)                                    GBP 2,000               3,652,883
-----------------------------------------------------------------------------------------------------
                                                                                          $17,502,659
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                      $140,495,347
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,524,350,606)                                          $1,497,068,832
-----------------------------------------------------------------------------------------------------

Stocks - 1.2%
-----------------------------------------------------------------------------------------------------

ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 0.9%
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                   13,126                $853,174
-----------------------------------------------------------------------------------------------------

Automotive - 0.2%
-----------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.**                                   156,692              $2,154,515
-----------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.*                                                1,087                 241,890
-----------------------------------------------------------------------------------------------------
                                                                                           $2,396,405
-----------------------------------------------------------------------------------------------------
Basic Industry
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.**                                            22,722                $272,664
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.5%
-----------------------------------------------------------------------------------------------------
NTL, Inc.*                                                             64,504              $2,696,912
-----------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.*                                       3,158,387               5,685,097
-----------------------------------------------------------------------------------------------------
                                                                                           $8,382,009
-----------------------------------------------------------------------------------------------------
Chemicals
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.**                                              9,680                $135,520
-----------------------------------------------------------------------------------------------------

Machinery & Tools
-----------------------------------------------------------------------------------------------------
IKS Corp.*                                                             11,443                 $15,448
-----------------------------------------------------------------------------------------------------

Metals & Mining - 0.1%
-----------------------------------------------------------------------------------------------------
Metals Management, Inc.*                                              112,624              $2,025,092
-----------------------------------------------------------------------------------------------------

Special Products & Services
-----------------------------------------------------------------------------------------------------
Ranger Industries, Inc.*                                               23,475                  $1,408
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline
-----------------------------------------------------------------------------------------------------
XO Communications, Inc.*                                                1,320                  $8,448
-----------------------------------------------------------------------------------------------------

Utilities - Telephone
-----------------------------------------------------------------------------------------------------
ITC Deltacom, Inc.*                                                   154,828                $572,864
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                         $14,663,032
-----------------------------------------------------------------------------------------------------
Portfolio of Investments (unaudited) - continued

Foreign Stocks - 0.3%
-----------------------------------------------------------------------------------------------------
Canada
-----------------------------------------------------------------------------------------------------
Allstream, Inc. (Telecommunications - Wireline)*                          106                  $4,213
-----------------------------------------------------------------------------------------------------
Allstream, Inc. (Telecommunications - Wireline)*                        5,735                 232,841
-----------------------------------------------------------------------------------------------------
                                                                                             $237,054
-----------------------------------------------------------------------------------------------------
Netherlands - 0.1%
-----------------------------------------------------------------------------------------------------
Completel Europe N.V. (Telecommunications - Wireline)*                 38,274                $548,115
-----------------------------------------------------------------------------------------------------
Completel Europe N.V. Preferred 0s to 2004, thereafter 11s
(Telecommunications - Wireline)*                                          382                 644,023
-----------------------------------------------------------------------------------------------------
Versatel Telecom International N.V.
(Telecommunications - Wireline)*                                       19,740                  29,710
-----------------------------------------------------------------------------------------------------
                                                                                           $1,221,848
-----------------------------------------------------------------------------------------------------
Sweden - 0.1%
-----------------------------------------------------------------------------------------------------
Song Networks Holding AB (Telephone Services)                         373,880              $1,910,592
-----------------------------------------------------------------------------------------------------
Song Networks Holding AB Preferred, 0s
(Telephone Services)*                                                  40,357                 117,842
-----------------------------------------------------------------------------------------------------
                                                                                           $2,028,434
-----------------------------------------------------------------------------------------------------
United Kingdom - 0.1%
-----------------------------------------------------------------------------------------------------
Colt Telecom Group PLC, ADR
(Telecommunications - Wireline)*                                        5,873                 $31,421
-----------------------------------------------------------------------------------------------------
Jazztel PLC (Telecommunications - Wireline)**                       2,742,850                 893,423
-----------------------------------------------------------------------------------------------------
                                                                                             $924,844
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                       $4,412,180
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $59,432,916)                                               $19,075,212
-----------------------------------------------------------------------------------------------------

Preferred Stocks - 1.8%
-----------------------------------------------------------------------------------------------------
Automotive
-----------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 8s**                                   522                 $39,150
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.9%
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 11.125s                                           141,406             $14,706,224
-----------------------------------------------------------------------------------------------------
NTL, Inc., 10.5s                                                          107                     342
-----------------------------------------------------------------------------------------------------
                                                                                          $14,706,566
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.625s                                                 74,390              $6,732,295
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline
-----------------------------------------------------------------------------------------------------
Global Crossings Holdings Ltd., 10.5s                                  49,993                 $24,997
-----------------------------------------------------------------------------------------------------

Wireless Communications - 0.5%
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125s                                    6,582              $7,108,560
-----------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $31,493,574)                                     $28,611,568
-----------------------------------------------------------------------------------------------------

                                                           PRINCIPAL AMOUNT
                                                            (000 Omitted)
-----------------------------------------------------------------------------------------------------

Convertible Bonds - 0.7%
-----------------------------------------------------------------------------------------------------
United Kingdom - 0.0%
-----------------------------------------------------------------------------------------------------
Jazztel PLC, 12s, 2012 (Telecommunications - Wireline)**                 $559                $231,297
-----------------------------------------------------------------------------------------------------

United States - 0.7%
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25s, 2010 (Wireless Communications)    $11,525             $10,530,969
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 5s, 2010 (Utilities - Electric Power)            200                 175,750
-----------------------------------------------------------------------------------------------------
                                                                                          $10,706,719
-----------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $9,153,594)                                     $10,938,016
-----------------------------------------------------------------------------------------------------

Warrants - 0.0%
-----------------------------------------------------------------------------------------------------
                                                                       SHARES
-----------------------------------------------------------------------------------------------------
Doe Run Resources Corp. (Metals & Mining)*                                 10                      $0
-----------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Telephone Services)*                           11,650                   2,912
-----------------------------------------------------------------------------------------------------
Loral Orion Network Systems, Inc. (Business Services)*                  5,000                      76
-----------------------------------------------------------------------------------------------------
Loral Orion Network Systems, Inc. (Business Services)*                 11,775                     207
-----------------------------------------------------------------------------------------------------
Metronet Communications Corp. (Broadcast & Cable TV)**##                3,250                      33
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                12,105                     121
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                 2,870                      29
-----------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)*##                                            6,795                   3,397
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Chemicals)**                                 19,497                     195
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Basic Industry)**                           35,939                  17,970
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Basic Industry)**                           21,743                   8,697
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Advertising & Broadcasting)**                 4,020                  38,190
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                2,640                   7,392
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                1,980                   5,742
-----------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                1,980                   3,366
-----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $3,971,094)                                                  $88,327
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,628,401,784)                                    $1,555,781,955
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.4%                                                      38,313,768
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,594,095,723
-----------------------------------------------------------------------------------------------------
 * Non-income producing security.
** Non-income producing security-in default.
## SEC Rule 144A restriction.
 + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.
                               EUR = Euro                  GBP = British Pound

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS  STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 7/31/03

ASSETS

Investments, at value (identified cost, $1,628,401,784)      $1,555,781,955
-----------------------------------------------------------------------------------------------------
Cash                                                                 38,945
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts          980,676
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                  83,110,715
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   3,277,576
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                33,348,912
-----------------------------------------------------------------------------------------------------
Other assets                                                         15,245
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,676,554,024
-----------------------------------------------------------------------------------------------------

LIABILITIES

Notes payable                                                    $9,989,000
-----------------------------------------------------------------------------------------------------
Distributions payable                                            10,671,838
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange
contracts                                                           305,730
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                27,316,601
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               33,716,511
-----------------------------------------------------------------------------------------------------
Payable to affiliates

-----------------------------------------------------------------------------------------------------
  Management fee                                                     15,574
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     5,010
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                       26,657
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              411,380
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $82,458,301
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,594,095,723
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $2,100,917,493
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies                 (71,941,202)
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                  (429,653,621)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income                                                (5,226,947)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,594,095,723
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 428,675,296
-----------------------------------------------------------------------------------------------------
See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                   $862,499,274
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                            232,142,202
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.72
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.72)                                                    $3.91
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $473,071,852
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                            127,124,905
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $3.72
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $206,600,274
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             55,408,673
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $3.73
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $51,043,563
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             13,762,296
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                               $3.71
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                       $451,217
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                121,501
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                               $3.71
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                       $271,003
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 73,068
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.71
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.71)                                                    $3.90
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $52,381
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 14,124
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $3.71
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $106,159
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 28,527
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $3.72
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class 529A, Class B,
Class 529B, Class C, and Class 529C shares.

See notes to financial statements.

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENT OF OPERATIONS (unaudited)
----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 7/31/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest                                                      $72,832,961
-----------------------------------------------------------------------------------------------------
  Dividends                                                         937,659
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $73,770,620
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                 $3,714,635
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                             25,834
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   870,213
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                          1,378,725
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                          2,276,063
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                          1,064,990
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                646
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             311
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             208
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                             396
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                      222
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       52
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       99
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                135,601
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                     225,657
-----------------------------------------------------------------------------------------------------
  Printing                                                           63,138
-----------------------------------------------------------------------------------------------------
  Postage                                                            58,730
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                      22,956
-----------------------------------------------------------------------------------------------------
  Legal fees                                                          4,787
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                     539,965
-----------------------------------------------------------------------------------------------------
Total expenses                                                  $10,383,228
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (18,011)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $10,365,217
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $63,405,403
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                       $20,172,812
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                  (1,859,734)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                              $18,313,078
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                   $69,031,245
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                      1,395,113
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                                      $70,426,358
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $88,739,436
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $152,144,839
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                              SIX MONTHS                  YEAR
                                                                ENDED                    ENDED
                                                               7/31/03                  1/31/03
                                                             (UNAUDITED)
OPERATIONS

Net investment income                                            $63,405,403             $116,490,702
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                             18,313,078             (190,892,545)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                       70,426,358              111,528,679
---------------------------------------------------------     --------------           --------------
Increase in net assets from operations                          $152,144,839             $37,126,8369
---------------------------------------------------------     --------------           --------------

Distributions declared to shareholders -
-----------------------------------------------------------------------------------------------------
From net investment income (Class A)                            $(38,186,329)            $(67,731,408)
-----------------------------------------------------------------------------------------------------
From net investment income (Class B)                             (17,370,554)             (35,483,340)
-----------------------------------------------------------------------------------------------------
From net investment income (Class C)                              (8,116,905)             (12,677,503)
-----------------------------------------------------------------------------------------------------
From net investment income (Class I)                              (1,598,681)              (1,769,898)
-----------------------------------------------------------------------------------------------------
From net investment income (Class R)                                 (10,412)                    (299)*
-----------------------------------------------------------------------------------------------------
From net investment income (Class 529A)                               (7,056)                    (877)**
-----------------------------------------------------------------------------------------------------
From net investment income (Class 529B)                               (1,527)                    (338)**
-----------------------------------------------------------------------------------------------------
From net investment income (Class 529C)                               (2,897)                    (540)**
---------------------------------------------------------     --------------           --------------
Total distributions declared to shareholders                    $(65,294,361)          $(117,664,203)
---------------------------------------------------------     --------------           --------------
Net increase in net assets from fund share
transactions                                                    $116,739,468             $104,809,901
---------------------------------------------------------     --------------           --------------
Total increase in net assets                                    $203,589,946             $24,272,5349
---------------------------------------------------------     --------------           --------------

NET ASSETS

At beginning of period                                        $1,390,505,777           $1,366,233,243
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $5,226,947 and
$3,337,989, respectively)                                     $1,594,095,723           $1,390,505,777
-----------------------------------------------------------------------------------------------------

 * For the period from the inception of Class R, December 31, 2002, through January 31, 2003.
** For the period from the inception of Class 529A, 529B, and 529C, July 31, 2002, through
   January 31, 2003.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).
                                       SIX MONTHS                                      YEAR ENDED 1/31
                                         ENDED            ---------------------------------------------------------------------
                                        7/31/03              2003          2002            2001           2000          1999
CLASS A                               (UNAUDITED)
Net asset value, beginning of
period                                $3.52              $3.78           $4.44            $4.95             $5.21         $5.62
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS#(S)

  Net investment income               $0.15              $0.33           $0.41            $0.47             $0.46         $0.46
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain  (loss) on investments
  and foreign currency                 0.20              (0.25)          (0.65)           (0.51)            (0.24)        (0.40)
----------------------------------   ------             ------          ------           ------            ------        ------
Total from investment operations      $0.35              $0.08          $(0.24)          $(0.04)            $0.22         $0.06
----------------------------------   ------             ------          ------           ------            ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income         $(0.15)            $(0.34)         $(0.41)          $(0.47)           $(0.46)       $(0.46)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                 --                 --           (0.01)           (0.00)+++         (0.02)        (0.01)
----------------------------------   ------             ------          ------           ------            ------        ------
  Total distributions declared
  to shareholders                    $(0.15)            $(0.34)         $(0.42)          $(0.47)           $(0.48)       $(0.47)
----------------------------------   ------             ------          ------           ------            ------        ------
Net asset value, end
of period                             $3.72              $3.52           $3.78            $4.44             $4.95         $5.21
----------------------------------   ------             ------          ------           ------            ------        ------
Total return (%)(+)                    9.84++             2.34           (5.50)           (0.65)             4.35          1.06
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                      SIX MONTHS                                      YEAR ENDED 1/31
                                        ENDED           -----------------------------------------------------------------------
                                       7/31/03             2003          2002             2001           2000           1999
CLASS A (CONTINUED)                  (UNAUDITED)
RATIOS (%) (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA:

Expenses##                             1.00+              1.00            1.06             1.00              0.98          0.99
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)               8.10+              9.32           10.12            10.07              9.08          8.62
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       50                 80              72               64                91           135
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $862,500           $769,069        $746,096         $785,256          $768,734      $792,295
--------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
    31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
                                       SIX MONTHS                                      YEAR ENDED 1/31
                                         ENDED            ---------------------------------------------------------------------
                                        7/31/03              2003          2002            2001           2000          1999
CLASS B                               (UNAUDITED)
Net asset value, beginning of
period                                $3.53              $3.79           $4.44            $4.95             $5.21         $5.62
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS#(S)

  Net investment income               $0.14              $0.31           $0.38            $0.44             $0.42         $0.43
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 0.19              (0.26)          (0.64)           (0.51)            (0.24)        (0.40)
----------------------------------   ------             ------          ------           ------            ------        ------
Total from investment
operations                            $0.33              $0.05          $(0.26)          $(0.07)            $0.18         $0.03
----------------------------------   ------             ------          ------           ------            ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income         $(0.14)            $(0.31)         $(0.38)          $(0.44)           $(0.42)       $(0.43)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                 --                 --           (0.01)           (0.00)+++         (0.02)        (0.01)
----------------------------------   ------             ------          ------           ------            ------        ------
  Total distributions declared
  to shareholders                    $(0.14)            $(0.31)         $(0.39)          $(0.44)           $(0.44)       $(0.44)
----------------------------------   ------             ------          ------           ------            ------        ------
Net asset value, end
of period                             $3.72              $3.53           $3.79            $4.44             $4.95         $5.21
----------------------------------   ------             ------          ------           ------            ------        ------
Total return (%)                       9.45++             1.64           (5.94)           (1.35)             3.63          0.35
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                      SIX MONTHS                                      YEAR ENDED 1/31
                                        ENDED           --------------------------------------------------------------------------
                                       7/31/03             2003          2002             2001           2000           1999
CLASS B (CONTINUED)                  (UNAUDITED)
RATIOS (%) (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA:

Expenses##                             1.70+              1.70            1.76             1.69              1.68          1.69
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)               7.43+              8.65            9.45             9.37              8.38          7.92
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       50                 80              72               64                91           135
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $473,072           $411,533        $439,987         $463,638          $499,830      $479,181
--------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
    31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued
                                       SIX MONTHS                                      YEAR ENDED 1/31
                                         ENDED            --------------------------------------------------------------------
                                        7/31/03              2003          2002            2001           2000          1999
CLASS C                               (UNAUDITED)
Net asset value, beginning of
period                                $3.54              $3.80           $4.45            $4.97             $5.22         $5.64
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS#(S)

 Net investment income                $0.14              $0.30           $0.38            $0.44             $0.43         $0.42
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 0.19              (0.25)          (0.64)           (0.52)            (0.24)        (0.40)
----------------------------------   ------             ------          ------           ------            ------        ------
Total from investment
operations                            $0.33              $0.05          $(0.26)          $(0.08)            $0.19         $0.02
----------------------------------   ------             ------          ------           ------            ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income         $(0.14)            $(0.31)         $(0.38)          $(0.44)           $(0.43)       $(0.43)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                 --                 --           (0.01)           (0.00)+++         (0.01)        (0.01)
----------------------------------   ------             ------          ------           ------            ------        ------
  Total distributions declared
  to shareholders                    $(0.14)            $(0.31)         $(0.39)          $(0.44)           $(0.44)       $(0.44)
----------------------------------   ------             ------          ------           ------            ------        ------
Net asset value, end
of period                             $3.73              $3.54           $3.80            $4.45             $4.97         $5.22
----------------------------------   ------             ------          ------           ------            ------        ------
Total return (%)                       9.43++             1.64           (5.91)           (1.55)             3.83          0.35
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                      SIX MONTHS                                      YEAR ENDED 1/31
                                        ENDED           -----------------------------------------------------------------------
                                       7/31/03             2003          2002             2001           2000           1999
CLASS C (CONTINUED)                  (UNAUDITED)
RATIOS (%) (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA:

Expenses##                             1.70+              1.70            1.76             1.69              1.68          1.69
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)               7.42+              8.59            9.39             9.38              8.38          7.93
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       50                 80              72               64                91           135
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $206,600           $183,364        $160,798         $128,567          $108,253       $93,671
--------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
    31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                       SIX MONTHS                                      YEAR ENDED 1/31
                                         ENDED            ---------------------------------------------------------------------
                                        7/31/03              2003          2002            2001           2000          1999
CLASS I                               (UNAUDITED)
Net asset value, beginning of
period                                $3.52              $3.78           $4.43            $4.95             $5.21         $5.61
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS#(S)

  Net investment income               $0.15              $0.33           $0.42            $0.48             $0.48         $0.49
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 0.20              (0.24)          (0.64)           (0.52)            (0.24)        (0.40)
----------------------------------   ------             ------          ------           ------            ------        ------
Total from investment
operations                            $0.35              $0.09          $(0.22)          $(0.04)            $0.24         $0.09
----------------------------------   ------             ------          ------           ------            ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income         $(0.16)            $(0.35)         $(0.42)          $(0.48)           $(0.48)       $(0.48)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                 --                 --           (0.01)           (0.00)+++         (0.02)        (0.01)
----------------------------------   ------             ------          ------           ------            ------        ------
  Total distributions declared
  to shareholders                    $(0.16)            $(0.35)         $(0.43)          $(0.48)           $(0.50)       $(0.49)
----------------------------------   ------             ------          ------           ------            ------        ------
Net asset value, end
of period                             $3.71              $3.52           $3.78            $4.43             $4.95         $5.21
----------------------------------   ------             ------          ------           ------            ------        ------
Total return (%)                      10.00++             2.66           (4.99)           (0.57)             4.68          1.55
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                      YEAR ENDED 1/31
                                        ENDED           -----------------------------------------------------------------------
                                       7/31/03             2003          2002             2001           2000           1999
CLASS I (CONTINUED)                  (UNAUDITED)
RATIOS (%) (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA:

Expenses##                             0.70+              0.70            0.76             0.70              0.68          0.69
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)               8.33+              9.58           10.43            10.39              9.38          8.99
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       50                 80              72               64                91           135
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $51,044            $26,373         $19,352          $22,128           $17,916        $8,665
--------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
    31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued
                                                                    SIX MONTHS ENDED      PERIOD ENDED
                                                                        7/31/03             1/31/03*
CLASS R                                                               (UNAUDITED)
Net asset value, beginning of period                                     $3.52               $3.50
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                  $0.14               $0.02
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                0.20                0.03
--------------------------------------------------------------------    ------              ------
Total from investment operations                                         $0.34               $0.05
--------------------------------------------------------------------    ------              ------
Less distributions declared to shareholders from net investment
income                                                                  $(0.15)             $(0.03)
--------------------------------------------------------------------    ------              ------
Net asset value, end of period                                           $3.71               $3.52
--------------------------------------------------------------------    ------              ------
Total return (%)                                                          9.73++              1.32++
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

Expenses##                                                                1.20+               1.20+
-------------------------------------------------------------------------------------------------------
Net investment income                                                     7.77+               7.97+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          50                  80
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $451                 $40
-------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class R, December 31, 2002, through January 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                    SIX MONTHS ENDED      PERIOD ENDED
                                                                        7/31/03             1/31/03*
CLASS 529A                                                            (UNAUDITED)

Net asset value, beginning of period                                     $3.52               $3.43
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                  $0.14               $0.13
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                0.20                0.12
--------------------------------------------------------------------    ------              ------
Total from investment operations                                         $0.34               $0.25
--------------------------------------------------------------------    ------              ------
Less distributions declared to shareholders from net investment
income                                                                  $(0.15)             $(0.16)
--------------------------------------------------------------------    ------              ------
Net asset value, end of period                                           $3.71               $3.52
--------------------------------------------------------------------    ------              ------
Total return (%)                                                          9.68++              7.39++
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

Expenses##                                                                1.30+               1.30+
-------------------------------------------------------------------------------------------------------
Net investment income                                                     7.64+               8.66+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          50                  80
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $271                 $53
-------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A, July 31, 2002, through January 31, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                                    SIX MONTHS ENDED      PERIOD ENDED
                                                                        7/31/03             1/31/03*
CLASS 529B                                                            (UNAUDITED)

Net asset value, beginning of period                                     $3.52               $3.43
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                  $0.13               $0.11
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                0.19                0.13
--------------------------------------------------------------------    ------              ------
Total from investment operations                                         $0.32               $0.24
--------------------------------------------------------------------    ------              ------
Less distributions declared to shareholders from net investment
income                                                                  $(0.13)             $(0.15)
--------------------------------------------------------------------    ------              ------
Net asset value, end of period                                           $3.71               $3.52
--------------------------------------------------------------------    ------              ------
Total return (%)                                                          9.04++              7.04++
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

Expenses##                                                                1.95+               1.95+
-------------------------------------------------------------------------------------------------------
Net investment income                                                     7.13+               8.37+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          50                  80
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $52                 $31
-------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529B, July 31, 2002, through January 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                    SIX MONTHS ENDED      PERIOD ENDED
                                                                        7/31/03             1/31/03*
CLASS 529C                                                            (UNAUDITED)

Net asset value, beginning of period                                     $3.53               $3.44
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                  $0.13               $0.13
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                0.19                0.11
--------------------------------------------------------------------    ------              ------
Total from investment operations                                         $0.32               $0.24
--------------------------------------------------------------------    ------              ------
Less distributions declared to shareholders from net investment
income                                                                  $(0.13)             $(0.15)
--------------------------------------------------------------------    ------              ------
Net asset value, end of period                                           $3.72               $3.53
--------------------------------------------------------------------    ------              ------
Total return (%)                                                          9.31++              7.02++
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

Expenses##                                                                1.95+               1.95+
-------------------------------------------------------------------------------------------------------
Net investment income                                                     7.06+               8.05+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          50                  80
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $106                 $43
-------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529C, July 31, 2002, through January 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Forward contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2003 and January 31, 2002 was as follows:

                                                    1/31/03            1/31/02
Distributions declared from:

------------------------------------------------------------------------------
  Ordinary income                              $118,233,379       $135,115,820
--------------------------------------------------------------------------------

As of January 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed ordinary income                        $10,735,789
    -----------------------------------------------------------------
    Capital loss carryforward                           (385,327,872)
    -----------------------------------------------------------------
    Unrealized depreciation                             (145,730,251)
    -----------------------------------------------------------------
    Other temporary differences                          (73,349,917)
    -----------------------------------------------------------------

At January 31, 2003, the fund, for federal income tax purposes, had a capital loss carryforward of $385,327,872 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration date.

    EXPIRATION DATE
    January 31, 2004                                    $(35,661,057)
    -----------------------------------------------------------------
    January 31, 2007                                     (17,432,351)
    -----------------------------------------------------------------
    January 31, 2008                                     (10,853,391)
    -----------------------------------------------------------------
    January 31, 2009                                     (24,778,024)
    -----------------------------------------------------------------
    January 31, 2010                                    (137,538,425)
    -----------------------------------------------------------------
    January 31, 2011                                    (159,064,624)
    -----------------------------------------------------------------
        Total                                          $(385,327,872)
    -----------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

    First $1.4 billion of average net assets                         0.46%
    ----------------------------------------------------------------------
    In excess of $1.4 billion of average net assets                  0.44%
    ----------------------------------------------------------------------

Management fees incurred for the six months ended July 31, 2003 were 0.46% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $8,290 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $4,740 for inactive trustees for the six months ended July 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

    First $2 billion                                              0.0175%
    ---------------------------------------------------------------------
    Next $2.5 billion                                             0.0130%
    ---------------------------------------------------------------------
    Next $2.5 billion                                             0.0005%
    ---------------------------------------------------------------------
    In excess of $7 billion                                       0.0000%
    ---------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $200,419 and $1,313 for the six months ended July 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                              CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C
Distribution Fee                0.10%        0.75%        0.75%        0.25%          0.25%          0.75%          0.75%
-------------------------------------------------------------------------------------------------------------------------
Service Fee                     0.25%        0.25%        0.25%        0.25%          0.25%          0.25%          0.25%
-------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan         0.35%        1.00%        1.00%        0.50%          0.50%          1.00%          1.00%
-------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended July 31,
2003, amounted to:

                              CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C
Service Fee Retained by
MFD                           $44,731       $1,060         $625           $1            $46             $0             $1
---------------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year six months ended July 31, 2003, were as follows:

                              CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C
Total Distribution Plan         0.30%        1.00%        1.00%        0.50%          0.35%          1.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------

A portion of the Class A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% per annum
Class A distribution fee is currently not imposed and will be implemented on such date as the Trustees of the fund may determine.

A portion of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% per annum
Class 529A distribution fee is currently not imposed and will be implemented on such date as the Trustees of the fund may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 2003, were as follows:

                            CLASS A       CLASS B     CLASS C    CLASS 529A    CLASS 529B    CLASS 529C
Contingent Deferred
Sales Charges Imposed       $13,285      $416,685     $24,469           $--           $--           $--
---------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $895,237,567 and $752,219,321, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                        $1,665,155,392
    ---------------------------------------------------------------------
    Gross unrealized depreciation                           (177,634,757)
    ---------------------------------------------------------------------
    Gross unrealized appreciation                             68,261,320
    ---------------------------------------------------------------------
    Net unrealized depreciation                            $(109,373,437)
    ---------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                      Six months ended 7/31/03                   Year ended 1/31/03
                                     SHARES              AMOUNT              SHARES              AMOUNT
CLASS A SHARES
Shares sold                        160,988,731         $589,915,920        172,131,906         $605,274,892
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                     6,657,632           24,261,613         11,139,531           39,541,998
------------------------------------------------------------------------------------------------------------
Shares reacquired                 (153,776,896)        (570,920,794)      (162,168,856)        (578,606,040)
------------------------------------------------------------------------------------------------------------
Net increase                        13,869,467          $43,256,739         21,102,581          $66,210,850
------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                         25,326,657          $92,581,647         47,525,171         $168,253,354
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                     2,743,205           10,001,898          5,061,712           18,022,151
------------------------------------------------------------------------------------------------------------
Shares reacquired                  (17,575,486)         (64,779,098)       (52,110,785)        (186,284,014)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)             10,494,376          $37,804,447            476,098         $(8,509)***
------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                         20,363,416          $74,296,493         46,056,918         $163,295,533
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                     1,492,635            5,453,119          1,973,480            7,045,104
------------------------------------------------------------------------------------------------------------
Shares reacquired                  (18,307,104)         (67,789,490)       (38,522,898)        (139,892,598)
------------------------------------------------------------------------------------------------------------
Net increase                         3,548,947          $11,960,122          9,507,500          $30,448,039
------------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                          6,742,732          $24,799,262          4,106,294          $14,231,462
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                       354,636            1,294,042            318,132            1,127,306
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (832,677)          (3,066,155)        (2,048,339)          (7,365,064)
------------------------------------------------------------------------------------------------------------
Net increase                         6,264,691          $23,027,149          2,376,087           $7,993,704
------------------------------------------------------------------------------------------------------------

                                        Six months ended 7/31/03                 Period ended 1/31/03*
                                       SHARES              AMOUNT              SHARES              AMOUNT
CLASS R SHARES
Shares sold                            137,736             $501,342             11,439              $40,092
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                         2,185                8,069                 --                   --
------------------------------------------------------------------------------------------------------------
Shares reacquired                      (29,859)            (108,592)                --                   --
------------------------------------------------------------------------------------------------------------
Net increase                           110,062             $400,819             11,439              $40,092
------------------------------------------------------------------------------------------------------------

                                         Six months ended 7/31/03                 Period ended 1/31/03**
                                        SHARES              AMOUNT              SHARES              AMOUNT
CLASS 592A SHARES
Shares sold                             58,036             $211,476             14,925              $51,744
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                         1,544                5,680                150                  520
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (1,519)              (5,637)               (68)                (235)
------------------------------------------------------------------------------------------------------------
Net increase                            58,061             $211,519             15,007              $52,029
------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES
Shares sold                              4,969              $18,193              8,792              $30,752
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                           357                1,307                 69                  240
------------------------------------------------------------------------------------------------------------
Shares reacquired                           --                   --                (63)                (218)
------------------------------------------------------------------------------------------------------------
Net increase                             5,326              $19,500              8,798              $30,774
------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES
Shares sold                             15,600              $56,656             12,221              $42,851
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                           685                2,517                 83                  287
------------------------------------------------------------------------------------------------------------
Shares reacquired                            --                   --               (62)                (216)
------------------------------------------------------------------------------------------------------------
Net increase                            16,285              $59,173             12,242              $42,922
------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R, December 31, 2002, through January 31, 2003.
 ** For the period from the inception of Class 529A, 529B, and 529C, July 31, 2002, through January 31, 2003.
*** The net capital stock share activity is not in accordance with the net amount because of the timing of purchases and sales of capital stock shares and the net asset value per share at such time.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $6,964 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

------------
SALES
------------
                  CONTRACTS                                           NET
                    TO                IN                           UNREALIZED
SETTLEMENT        DELIVER/         EXCHANGE       CONTRACTS       APPRECIATION
DATE              RECEIVE            FOR           AT VALUE       (DEPRECIATION)

8/4/03       EUR   23,552,090      $27,282,017   $26,425,461        $856,556
8/4/03       GBP    3,600,000        5,904,000     5,779,880         124,120
                                   -----------   -----------        --------
                                   $33,186,017   $32,205,341        $980,676
                                   ===========   ===========        ========

------------
PURCHASES
------------

8/4/03       EUR   10,726,045      $12,319,882   $12,046,113      $(273,769)
8/4/03       GBP    1,800,000        2,927,790     2,895,829        (31,961)
                                   -----------   -----------      ----------
                                   $15,247,672   $14,941,942      $(305,730)
                                   ===========   ===========      ==========

At July 31, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 2003, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting less than 0.01% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                               DATE OF       PRINCIPAL
DESCRIPTION                  ACQUISITION      AMOUNT         COST        VALUE

Airplane Pass-Through
Trust, 10.875s, 2019           3/13/96      $5,185,425    $5,185,425   $103,708
--------------------------------------------------------------------------------
DLJ Mortgage Acceptance
Corp., 8s, 2003                4/06/01         130,401       119,643    129,909
--------------------------------------------------------------------------------
                                                                       $233,617
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust III, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
John F. Addeo(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)
or stock and bond outlooks     touch-tone required    24 hours a day, 365 days a
                                                      year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                         MFH-SEM-9/03 130M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 7/31/03

MFS(R) MUNICIPAL
HIGH INCOME FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms
o share balances and transactional history with us, our affiliates, or others
o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) MUNICIPAL HIGH INCOME FUND

The fund seeks high current income exempt from federal income taxes by investing primarily in municipal bonds and notes which may be of medium and lower quality.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              39
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     50
----------------------------------------------------
TRUSTEES AND OFFICERS                             61
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      63
----------------------------------------------------
CONTACT INFORMATION                               64
----------------------------------------------------
ASSET ALLOCATION                                  65

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    August 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes
o time-tested money management process for pursuing consistent results
o full spectrum of investment products backed by MFS Original Research(R)
o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans
o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products
o analyzing financial statements and balance sheets
o talking extensively with companies' customers and competitors
o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

From the beginning of the period through mid-June of 2003, an environment of weak economic growth and low inflation proved positive for fixed-income investors. Beginning in mid-March, corporate bonds, as well as stocks, also received a boost as the coalition military campaign in Iraq proved relatively successful and major hostilities concluded quickly. In May and early June, a bond market rally drove yields, as well as home mortgage rates, to their lowest levels in more than four decades. This rally was fueled by a statement issued by Federal Open Market Committee discussing the risk of an "unwelcome substantial fall in inflation".

In the final weeks of the period, however, longer-term bond prices retreated sharply (and interest rates climbed) after the Federal Reserve Board (the Fed) lowered short-term rates by only a quarter-point on June 25, rather than by the half-point that many investors had hoped for. The Fed's action apparently led many investors to conclude that the economic recovery was strengthening and that perhaps rates had become unrealistically low. For the six-month period as a whole, interest rates rose modestly.

In the municipal arena, high-yield debt outperformed high-grade issues over the period. We believe the outperformance of high-yield bonds was caused largely by two factors. High-yield bonds paid higher coupon yields, and their prices were less affected by rising interest rates as spreads narrowed. Spreads - the differences in yield between high-yield issues and less risky "AAA"-rated bonds - decreased because investors were searching for higher yields in a period of historically low yields, and they became more comfortable with taking on the higher risk of high-yield investments.

PORTFOLIO QUALITY RATINGS
7/31/03

                "A"                          7.2%
                "AA"                         3.0%
                "AAA"                       16.3%
                "B"                          2.1%
                "BB"                         9.3%
                "BBB"                       25.4%
                "CCC"                        0.7%
                "D"                          0.2%
                Not Rated                   34.9%
                Other                        0.9%

The portfolio is actively managed, and current holdings may be different.

CONTRIBUTORS TO RELATIVE PERFORMANCE

For the six-month period, the fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index), but modestly underperformed its peers, as represented by the Lipper average high-yield municipal debt fund.

The fund's outperformance against the Lehman Index was mainly a product of the fund's relative overweighting in high-yield bonds during a period in which high yield outperformed. The fund had a larger position in "BBB"-rated debt than the Lipper Index. In addition, the fund had significant holdings in below-investment-grade debt (bonds rated lower than "BBB"), whereas the index does not contain bonds rated below "BBB."

Relative to our Lipper high-yield peers, however, the fund historically has tended to be somewhat higher in credit quality - overweighted in investment-grade debt and underweighted in bonds rated below "BBB." While we feel that strategy leads to lower risk and competitive returns over the longer term, our higher overall bond quality hurt performance against our Lipper peers over the period, as lower-rated issues performed well.

INFLUENCE OF SECTOR ALLOCATIONS

The fund's underweighting in airline bonds, which helped performance in 2002, proved negative for performance over the period and was perhaps the largest factor in our underperformance relative to our Lipper peers. During the period, American Airlines was able to restructure its labor contracts and avoid bankruptcy at the eleventh hour. We believe investors then jumped to the conclusion that the airline industry as a whole would be able to restructure its financial situation without going through bankruptcies.

As a result, airline bonds rose sharply and funds that were overweighted in airline debt outperformed. In our view, however, most airlines still face precarious financial conditions, and the industry still may need to go through a difficult period of financial restructuring. We continue to believe that underweighting airline bonds is a better, less risky strategy over the longer term.

Conversely, the fund's overweighted position in utilities, which hampered returns in 2002, aided performance relative to our peers over the period. The fund's utility assets have been largely in regulated utilities with hard assets - companies that generate power and deliver power and invest in their own plants and equipment. Although we avoided companies such as Enron and Dynegy that derived a large part of their earnings from energy trading, scandals in the trading area of the business brought down utility stocks as a group last year. By late 2002, however, utilities had begun to improve their balance sheets by issuing equity to pay down debt, and banks were restructuring utility debt. Investors seemed to realize that most utilities were not going to go bankrupt and that perhaps those securities had become undervalued. The result was strong performance over the period, as beaten-down utility securities recovered from the turmoil of mid-2002.

/s/ Michael W. Roberge                 /s/ Geoffrey L. Schechter

    Michael W. Roberge                     Geoffrey L. Schechter
    Portfolio Manager                      Portfolio Manager

Note to shareholders: Effective August 2002, Geoffrey L. Schechter became a manager of the portfolio.


The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 7/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
      Share         inception
      class           date         6-mo      1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
        A            2/24/84        --        3.41%    5.63%    3.93%    5.16%
------------------------------------------------------------------------------
        B            9/7/93         --        2.61%    4.80%    3.12%    4.25%
------------------------------------------------------------------------------
        C            9/25/98        --        2.51%    4.62%    2.96%    4.67%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

  Comparative benchmarks
------------------------------------------------------------------------------
  Average high-yield
  municipal debt fund+              1.97%     2.84%    4.98%    2.89%    4.77%
------------------------------------------------------------------------------
  Lehman Brothers Municipal
  Bond Index#                       0.43%     3.60%    6.76%    5.48%    5.98%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

------------------------------------------------------------------------------
        A                           --       -1.50%    3.93%    2.92%    4.65%
------------------------------------------------------------------------------
        B                           --       -1.29%    3.89%    2.80%    4.25%
------------------------------------------------------------------------------
        C                           --        1.53%    4.62%    2.96%    4.67%
------------------------------------------------------------------------------

--------------------
Cumulative without
sales charge
--------------------

      Share
      class                        6-mo      1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
        A                          1.71%      3.41%   17.85%   21.26%   65.38%
------------------------------------------------------------------------------
        B                          1.45%      2.61%   15.09%   16.62%   51.63%
------------------------------------------------------------------------------
        C                          1.34%      2.51%   14.50%   15.71%   57.81%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS MUNICIPAL BOND INDEX: A broad measure of the municipal bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (unaudited) 7/31/2003
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.
                                                               PRINCIPAL AMOUNT
ISSUER                                                           (000 Omitted)                $ VALUE
-----------------------------------------------------------------------------------------------------
Municipal Bonds - 97.5%
-----------------------------------------------------------------------------------------------------
Airport and Port Revenue - 0.2%
-----------------------------------------------------------------------------------------------------
Denver CO, City & County Airport Rev.,
RITES, AMBAC, 10.8s, 2017+(+)                                          $2,500              $2,944,700
-----------------------------------------------------------------------------------------------------

Chemicals - 1.2%
-----------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District Rev.
(Dow Chemicals Co.), 5.70s, 2033                                       $5,000              $5,038,600
-----------------------------------------------------------------------------------------------------
Michigan State Strategic Fund, Obligation Rev.
(Dow Chemicals Co.), 4.6s, 2014                                         1,150               1,160,442
-----------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev.
(FMC Corp.), 5.625s, 2014                                               1,000                 873,830
-----------------------------------------------------------------------------------------------------
Red River Auth. of Texas, Pollution Control Rev.
(CNA Holdings, Inc.), 6.7s, 2030                                        6,000               6,187,860
-----------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev.
(FMC Corp.), 7s, 2024                                                   3,835               3,678,916
-----------------------------------------------------------------------------------------------------
                                                                                          $16,939,648
-----------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 2.5%
-----------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375s, 2014                                         $855                $991,920
-----------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25s, 2020                                        1,000               1,134,800
-----------------------------------------------------------------------------------------------------
Hidalgo County, TX, AMBAC, 6s, 2016                                     1,010               1,132,735
-----------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25s, 2019                                  3,500               4,007,605
-----------------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7s, 2018                     895                 905,642
-----------------------------------------------------------------------------------------------------
New York City, NY, 6.125s, 2006(++)                                     3,235               3,613,689
-----------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.875s, 2024                                   7,000               7,608,440
-----------------------------------------------------------------------------------------------------
New York City, NY, 6.125s, 2025                                         1,765               1,872,683
-----------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 6.125s, 2025                                   8,000               8,911,600
-----------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, 8.866s, 2017+(+)           2,300               2,476,318
-----------------------------------------------------------------------------------------------------
State of Massachusetts, ROLs, 9.932s, 2017+(+),(++)                     2,000               2,452,760
-----------------------------------------------------------------------------------------------------
West Warwick, RI, 7.45s, 2013                                             535                 552,339
-----------------------------------------------------------------------------------------------------
                                                                                          $35,660,531
-----------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.3%
-----------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75s, 2019                                            $1,000              $1,091,820
-----------------------------------------------------------------------------------------------------
District of Columbia, 6s, 2007(++)                                      5,000               5,744,750
-----------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC, 9.2s, 2015+(+)                            5,310               6,238,825
-----------------------------------------------------------------------------------------------------
Manchester, NH, 5.875s, 2019                                            2,325               2,556,989
-----------------------------------------------------------------------------------------------------
New Lenox, IL, Community Park Development Auth.,
8.25s, 2004(++)                                                         3,510               3,825,584
-----------------------------------------------------------------------------------------------------
                                                                                          $19,457,968
-----------------------------------------------------------------------------------------------------
General Obligations - Schools - 2.4%
-----------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, 9.165s, 2020+ (+)              $7,910              $8,682,016
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6s, 2016                           1,700               1,918,875
-----------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF,
9.177s, 2017+(+)                                                        5,000               5,460,400
-----------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5s, 2017                        1,355               1,543,358
-----------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375s, 2019                      1,255               1,415,339
-----------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6s, 2020                                         2,500               2,782,425
-----------------------------------------------------------------------------------------------------
Lane County, OR, 6.25s, 2010(++)                                        1,370               1,597,968
-----------------------------------------------------------------------------------------------------
McHenry & Lake Counties, IL, FSA, 6.125s, 2018                          1,700               1,893,290
-----------------------------------------------------------------------------------------------------
State of Florida Board of Education, RITES, FGIC, 9.2s, 2012+(+)        1,500               1,774,860
-----------------------------------------------------------------------------------------------------
State of Florida Board of Education, RITES, FGIC, 9.2s, 2013+(+)        5,000               5,892,100
-----------------------------------------------------------------------------------------------------
Wasco County, OR, FSA, 6s, 2010(++)                                     1,485               1,709,636
-----------------------------------------------------------------------------------------------------
                                                                                          $34,670,267
-----------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals - 19.2%
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Auth. Rev.
(South Hills Health System), 6.75s, 2025                               $1,200              $1,188,720
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Auth. Rev.
(West Penn Allegheny Health), 9.25s, 2022                               3,360               3,217,099
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Auth. Rev.
(West Penn Allegheny Health), 9.25s, 2030                               6,100               5,833,247
-----------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Auth. Rev.
(Thomas Hospital), 6.75s, 2015                                            500                 508,660
-----------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Auth. Rev.
(Thomas Hospital), 5.75s, 2027                                          1,900               1,736,942
-----------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6s, 2021                            3,000               2,952,120
-----------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency (Memorial
Hospital Medical Center, Inc.), 8.25s, 2030                             2,500               2,615,900
-----------------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev.
(Woman's Christian Assn.), 6.35s, 2017                                  1,430               1,420,948
-----------------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev.
(Woman's Christian Assn.), 6.4s, 2029                                   3,430               3,278,257
-----------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev.
(St. Joseph's Hospital-Elmira), 6s, 2013                               $2,370              $2,302,574
-----------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev.
(St. Joseph's Hospital-Elmira), 6.35s, 2013                             1,640               1,633,489
-----------------------------------------------------------------------------------------------------
Chester County, PA, Health & Education Facilities
(Chester County Hospital), 6.75s, 2031                                  2,500               2,259,425
-----------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Auth. Rev.
(Citrus Memorial Hospital), 6.25s, 2023                                   995                 998,373
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Auth. Rev.,
Facilities Auth. Rev. (Parkview Hospital), 6s, 2016                     7,000               7,272,090
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Auth. Rev.,
Facilities Auth. Rev. (Parkview Hospital), 6.5s, 2020                     770                 803,903
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Auth. Rev., Facilities Auth.
Rev. (Portercare Adventist Health Systems), 6.625s, 2026                2,200               2,336,378
-----------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development Rev.
(McKenna Memorial Hospital), 6.125s, 2022                               2,000               1,959,220
-----------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., 7.15s, 2025                       1,165               1,261,753
-----------------------------------------------------------------------------------------------------
Cullman, AL, Board Rev. (Cullman Regional Medical
Center), 6.5s, 2013                                                     1,505               1,522,127
-----------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev.
(Canton, Inc.), 7.5s, 2030                                              3,500               3,799,250
-----------------------------------------------------------------------------------------------------
Delaware Health Facilities Auth. Rev.
(Nanticoke Memorial Hospital), 5.625s, 2032                             2,175               2,180,525
-----------------------------------------------------------------------------------------------------
Delta County, CO, Memorial Hospital District Rev., 5.35s, 2017          1,500               1,450,065
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Auth. Rev., 5.375s, 2018                  3,700               3,550,372
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Auth. Rev., 6s, 2023                      1,000                 998,050
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Auth. Rev., 5.375s, 2028                  5,000               4,484,750
-----------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Auth. Rev.
(Medstar University Hospital), 6.875s, 2031                             3,875               4,144,700
-----------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Auth. Rev.
(Altru Health Systems Obligation Group), 7.125s, 2024                   2,250               2,410,605
-----------------------------------------------------------------------------------------------------
Grand Junction, CO, Hospital Rev.
(Community Hospital), 6.9s, 2017                                        2,900               2,911,281
-----------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Auth. Rev.
(Adventist/Sunbelt Hospital), 6s, 2031                                  3,000               3,082,650
-----------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Auth. Rev., 5.625s, 2026                    2,830               2,799,323
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Auth., Hospital Auth. Rev.
(Adventist/Sunbelt Hospital), 5.65s, 2024                               3,000               2,952,030
-----------------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev.,
(Munster Medical Research Foundation, Inc.), 6.375s, 2021               3,300               3,344,682
-----------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Auth., Hospital Auth.
Rev. (Munster Medical Research Foundation, Inc.), 6.375s, 2031          8,950               9,009,696
-----------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Auth. Rev.,
Hospital Auth. Rev. (Riverview Hospital), 6.125s, 2031                  3,750               3,718,237
-----------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Auth.,
Health Systems Rev. (Norton Healthcare, Inc.), 6.5s, 2020               5,000               5,143,150
-----------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Auth.,
Health Systems Rev. (Norton Healthcare, Inc.), 6.625s, 2028             2,000               2,045,980
-----------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities
Board, Hospital Facilities Rev. (Baptist Health
Systems), 6.5s, 2031                                                    4,700               4,761,946
-----------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Auth. Rev.
(Saint Lukes Bethlehem Hospital), 5.375s, 2033                          1,500               1,376,190
-----------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev.
(Memorial Health System of East Texas), 6.875s, 2026                    1,345               1,274,603
-----------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev.
(Memorial Health System of East Texas), 5.7s, 2028                      3,305               2,655,666
-----------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Auth. Rev.
(Mount Clemens General Hospital), 5.75s, 2025                           2,000               1,866,280
-----------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Auth. Rev.
(Mount Clemens General Hospital), 5.875s, 2034                          1,500               1,401,675
-----------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev.,
(University of Maryland Medical System), 6.75s, 2030                    1,000               1,088,560
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.,
(Anna Jaques Hospital), 6.875s, 2012                                    2,760               2,785,972
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.,
(Caritas Christi Obligation), 6.5s, 2012                                1,500               1,514,310
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.,
(Caritas Christi Obligation), 5.7s, 2015                                3,500               3,156,650
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.,
(Jordan Hospital), 5.25s, 2018                                          4,600               3,742,974
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.,
(Milford Whitinsville Hospital), 6.35s, 2032                            1,450               1,449,478
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.,
(North Adams Regional Hospital), 6.625s, 2018                           2,990               2,850,307
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.,
(St. Memorial Medical Center), 6s, 2023                                13,530              12,193,236
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Auth. Rev.,
(University of Massachusetts), 6.5s, 2021                                 500                 507,040
-----------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6s, 2018                     1,200               1,129,548
-----------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev.
(Mount Sinai Medical Center), 6.7s, 2019                                2,750               2,559,838
-----------------------------------------------------------------------------------------------------
Michigan Hospital Finance Auth. Rev.,
(Memorial Healthcare Center), 5.875s, 2021                              1,000                 964,260
-----------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev.
(Medical Foundation, Inc.), 5.375s, 2015                                  700                 640,143
-----------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev.
(Rush Medical Foundation, Inc.), 5.625s, 2023                           1,195               1,076,098
-----------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Auth. Rev.
(St. Clair Memorial Hospital), 5.625s, 2032                             1,455               1,388,317
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Auth. Rev. (Catholic Medical Center), 6.125s, 2032                      1,500               1,457,520
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Auth. Rev., (Covenant Health), 6.5s, 2017                               4,860               5,284,132
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Auth. Rev., (Franklin Pierce Law Center), 5.5s, 2018                    1,200               1,229,592
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Auth. Rev., (Littleton Hospital Assn.), 5s, 2008                        1,000                 882,290
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Auth. Rev., (Littleton Hospital Assn.), 5.9s, 2018                      1,750               1,438,448
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Auth. Rev.,
(Palisades Medical Center), 6.625s, 2031                                1,115               1,145,986
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Auth. Rev.,
(St. Peter's University Hospital), 6.875s, 2030                         4,000               4,192,120
-----------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital), 6.375s, 2031       1,485               1,525,363
-----------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital), 6.45s, 2032          945                 980,853
-----------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev.
(Ohio Valley Medical Center), 5.75s, 2013                               5,000               4,288,850
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Auth. Rev.,
(Comanche County Hospital), 6s, 2014                                    2,400               2,449,776
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Auth. Rev.,
(Comanche County Hospital), 6.6s, 2031                                  2,750               2,755,637
-----------------------------------------------------------------------------------------------------
Pennsylvania Ports Auth. Rev., (Whittaker Memorial),
FHA, 8.7s, 2023                                                           500                 609,125
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & Higher Education
Facilities Auth. Rev., RIBS, FGIC, 9.47s, 2012(+)                       2,000               2,103,980
-----------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev.,
Hospital Financing (Lifespan Obligation Group), 6.5s, 2032              9,000               8,942,310
-----------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Auth. Rev.
(Baylor-Richardson Hospital), 5.25s, 2013                               1,500               1,502,460
-----------------------------------------------------------------------------------------------------
Royston, GA, Hospital Auth. Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.375s, 2014                                            1,395               1,333,843
-----------------------------------------------------------------------------------------------------
Royston, GA, Hospital Auth. Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5s, 2027                                              1,855               1,660,503
-----------------------------------------------------------------------------------------------------
Russell, KY, (Franciscan Sisters of the Poor), 8.1s, 2006(++)             360                 409,525
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital
(Methodist Healthcare), 6s, 2016                                        1,200               1,247,172
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital
(Methodist Healthcare), 6s, 2017                                        2,000               2,071,360
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital
(Methodist Healthcare), 6.25s, 2018                                     2,000               2,099,460
-----------------------------------------------------------------------------------------------------
Sierra View, CA, Local Health Care District, 5.4s, 2022                 4,000               3,742,040
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Auth. Rev.,
(Anderson Hospital), 5.375s, 2015                                       1,385               1,347,411
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Auth. Rev.,
(Anderson Hospital), 5.5s, 2020                                         1,625               1,521,650
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Auth. Rev.,
(Anderson Hospital), 5.625s, 2029                                       4,200               3,858,582
-----------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.25s, 2018                                3,500               3,191,405
-----------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.375s, 2024                               4,000               3,523,920
-----------------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Auth. Rev.
(Washington Regional Medical Center), 7.25s, 2020                       2,500               2,686,050
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, (Huntington Hospital Project), 5.875s, 2032         2,000               1,955,120
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.25s, 2020                                     3,500               3,232,355
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.625s, 2030                                   $1,500              $1,385,325
-----------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev.
(Tallahassee Memorial Healthcare), 6.25s, 2020                          4,500               4,309,155
-----------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp.,
Metro Health Facilities Development Rev.
(Wilson N. Jones Memorial Hospital), 7.2s, 2021                         4,300               4,132,300
-----------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp.,
Metro Health Facilities Development Rev.
(Wilson N. Jones Memorial Hospital), 7.25s, 2031                        2,000               1,907,980
-----------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev.
(Shannon Health System), 6.75s, 2021                                    3,150               3,268,944
-----------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health
Facilities Rev. (Morris Hospital), 6.625s, 2031                         1,900               1,966,196
-----------------------------------------------------------------------------------------------------
Valley, AL, (Lanier Memorial Hospital), 5.45s, 2011                     1,175               1,138,575
-----------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Auth. Rev.
(Ottumwa Regional Health Center), 6.25s, 2022                           2,000               2,008,640
-----------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Auth. Rev.
(Ottumwa Regional Health Center), 6.375s, 2031                          2,595               2,615,994
-----------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building Commission
Rev. (Weirton Hospital Medical Center), 6.375s, 2031                    3,500               3,491,950
-----------------------------------------------------------------------------------------------------
Welasco, TX, Health Facilities Rev.
(Knapp Medical Center), 6.25s, 2032                                     4,000               3,997,600
-----------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Auth.,
Hospital Rev. (Ozarks Medical Center), 6.75s, 2024                        810                 820,400
-----------------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Auth. Rev.
(Holy Spirit Hospital), 6.2s, 2026                                      4,500               4,477,635
-----------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Auth. Rev. (Via Christi Health
System), 6.25s, 2019                                                    1,500               1,622,355
-----------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Auth. Rev. (Via Christi Health
System), 6.25s, 2020                                                    2,500               2,686,350
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities, Nursing Home
Rev. (Aurora Health Care), 5.625s, 2029                                 1,100               1,011,395
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 6.15s, 2015            2,000               1,814,320
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 6.8s, 2016             1,760               1,819,594
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 7.125s, 2031           3,495               3,558,574
-----------------------------------------------------------------------------------------------------
                                                                                         $276,211,782
-----------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term Care - 11.3%
-----------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co.,
Retirement Facilities Rev. (Sears Methodist Retirement
System, Inc.), 7s, 2033                                                $1,155              $1,116,723
-----------------------------------------------------------------------------------------------------
Baltimore County, MD, Nursing Facility Mortgage Rev.
(Eastpoint Rehabilation & Nursing Center), 3s, 2028**                   1,250                 375,000
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 7.75s, 2006                                 330                 307,223
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125s, 2016                              1,420               1,169,753
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5s, 2026                                3,150               2,495,021
-----------------------------------------------------------------------------------------------------
Blair County, PA, Industrial Development Auth. Rev.
(Village of Penn St. Project), 7s, 2034                                 1,050               1,060,427
-----------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Auth. Rev.
(Beverly Enterprises, Inc.), 10s, 2012                                    720                 812,477
-----------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Rev.
(First Mortgage RHA Nursing Home), 8.5s, 2032                           1,205               1,140,099
-----------------------------------------------------------------------------------------------------
Clarion County, PA, Industrial Development Auth. Rev.
(Beverly Enterprises, Inc.), 7.5s, 2012                                 1,950               1,993,622
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Auth. Rev.,
(Covenant Retirement Communities, Inc.), 6.125s, 2033                   1,500               1,464,750
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Auth. Rev.,
Nursing Home Rev. (National Benevolent Assoc.), 7.125s, 2030            1,300                 533,000
-----------------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities
Rev. (Cypress Meadows), 7s, 2028**                                      3,000               2,499,030
-----------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev.
(Wesley Affiliated Services), 7.25s, 2035                               2,725               2,687,967
-----------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Auth.
(1st Mortgage Rev.), 0s, 2008(++)                                      29,975              25,616,035
-----------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Auth.
(2nd Mortgage Rev.), 0s, 2008(++)                                       4,500               3,845,610
-----------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Auth.
(Presbyterian Hospital), 0s, 2008(++)                                  48,475              11,756,157
-----------------------------------------------------------------------------------------------------
Goldsboro, NC, Housing Auth. Rev.
(North Carolina Housing Foundation, Inc.), 7.25s, 2029                  2,165               1,853,543
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Auth. Rev.,
(Lutheran Senior Ministries), 7.375s, 2031                              2,700               2,715,012
-----------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Auth. Rev.
(Metro Health/Indiana, Inc.), 6.3s, 2023**                              3,820                 267,400
-----------------------------------------------------------------------------------------------------
Iowa Finance Auth., Health Care Facilities Rev.
(Care Initiatives Project), 5.75s, 2018                                 2,520               2,195,323
-----------------------------------------------------------------------------------------------------
Iowa Finance Auth., Health Care Facilities Rev.
(Care Initiatives Project), 9.25s, 2025                                 5,740               6,776,989
-----------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Auth. (National
Benevolent), 7s, 2022                                                   1,000                 410,000
-----------------------------------------------------------------------------------------------------
Jacksonville, FL, Industrial Development Rev.
(National Benevolent), 6.4s, 2016                                       1,625                 666,250
-----------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Auth. Rev.
(Beverly Enterprises, Inc.), 5.875s, 2007                                 160                 156,370
-----------------------------------------------------------------------------------------------------
Kansas City, MO, Industrial Development Auth.
(Bishop Spencer Place, Inc.), 8s, 2024                                  7,720               8,009,346
-----------------------------------------------------------------------------------------------------
Kansas City, MO, Industrial Development Auth.
(Kingswood), 9s, 2003(++)                                               4,450               4,678,196
-----------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev.
(Lakeview Village, Inc.), 6.25s, 2026                                   1,500               1,469,280
-----------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev.
(Lakeview Village, Inc.), 6.875s, 2032                                  1,250               1,284,800
-----------------------------------------------------------------------------------------------------
Loves Park, IL (Hoosier Care), 7.125s, 2034                             1,950               1,610,252
-----------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Auth.
(Beverly Enterprise, Inc.), 6.75s, 2008                                 1,280               1,278,707
-----------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev.
(Piper Shores), 7.5s, 2019                                              1,500               1,519,965
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.
(GF Revere, Inc.), 8.875s, 2025                                         7,250               7,259,497
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.
(Glenmeadow Retirement Community), 8.375s, 2006(++)                     2,300               2,698,360
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.
(Glenmeadow Retirement Community), 8.625s, 2006(++)                     3,520               4,151,242
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.
(Metro Health Foundation, Inc.), 6.75s, 2027                            5,830               5,328,853
-----------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev.
(Magnolia of Millbrae), 7.375s, 2027                                    7,435               7,652,771
-----------------------------------------------------------------------------------------------------
Mocksville, NC (Housing Foundation, Inc.), 7.25s, 2029                  2,145               1,884,018
-----------------------------------------------------------------------------------------------------
Monongalia County, WV, Health Facilities Rev.
(Beverly Enterprises, Inc.), 5.875s, 2007                                 500                 489,925
-----------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Auth.
Rev. (AHF/Montgomery), 10.5s, 2020                                      2,265               2,264,932
-----------------------------------------------------------------------------------------------------
New Hampshire Business Finance Auth., Health Care
Facilities Rev. (Metro Health Foundation, Inc.), 6.55s, 2028            2,875               2,608,114
-----------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Auth.,
(Tall Pines), 11.25s, 2016**                                            1,265                     127
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. Rev.,
(Courthouse Convalescent Center), 8.7s, 2014                            1,350               1,363,702
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. Rev.,
(Geriatric & Medical Services), 10.5s, 2020                             3,000               3,001,320
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. Rev.,
(Wanaque Convalescent Center), 8.5s, 2009                                 700                 711,858
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. Rev.,
(Wanaque Convalescent Center), 8.6s, 2011                               1,000               1,017,250
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Auth. Rev.,
(Cherry Hill), 8s, 2027                                                 4,000               3,406,720
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Auth. Rev.,
(Continuing Care Retirement), 8s, 2032                                  3,750               3,618,375
-----------------------------------------------------------------------------------------------------
Portsmouth, VA, Industrial Development Auth.
(Beverly Enterprises), 10s, 2011                                        1,390               1,418,370
-----------------------------------------------------------------------------------------------------
Reedley, CA, (Mennonite Home), 7.5s, 2026                               5,105               5,111,228
-----------------------------------------------------------------------------------------------------
Santa Fe, NM, Industrial Development Rev.
(Casa Real Nursing Home), 9.75s, 2013                                   1,580               1,611,268
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev.
(Beverly Enterprises), 7.4s, 2011                                         920                 913,054
-----------------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance,
Special Purpose Rev. (Kahala Nui Senior Living
Community), 8s, 2033                                                    1,500               1,481,625
-----------------------------------------------------------------------------------------------------
Sterling, IL, (Hoosier Care), 7.125s, 2034                              1,360               1,123,047
-----------------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp. Rev.
(Canterbury Health), 6s, 2039                                           3,125               2,135,656
-----------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Auth. Health Rev.
(Monroeville Christian), 8.25s, 2027                                    7,045               6,731,497
-----------------------------------------------------------------------------------------------------
                                                                                         $161,747,136
-----------------------------------------------------------------------------------------------------
Human Services - 2.0%
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth.
(Prides Industries), 7.125s, 2016                                      $1,810              $1,805,746
-----------------------------------------------------------------------------------------------------
Cheneyville, LA (Westside Habilitation Center),
8.375s, 2013                                                            4,890               5,044,328
-----------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Auth.
(Kidspeace Obligation Group), 6s, 2018                                  3,550               3,370,654
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.,
(Brandon Residential Treatment), 8.75s, 2024                            4,885               5,212,442
-----------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Auth.
(Wordsworth Academy), 8s, 2024                                          2,850               2,949,294
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Auth. Rev., (Child & Family Services), 6.125s, 2019                     1,315               1,316,657
-----------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency
(Special Needs Facilities Pooled Program), 6.1s, 2012                   1,955               1,978,108
-----------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Auth. Rev.,
8.875s, 2021                                                            1,925               1,934,375
-----------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Auth. Rev.
(GF/Orlando), 9s, 2031                                                  2,185               2,199,115
-----------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Rev.
(Community Provider Pooled Loan), 7.75s, 2017                           2,500               2,541,100
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Auth.,
Rev., 6.125s, 2019                                                      1,430               1,144,000
-----------------------------------------------------------------------------------------------------
                                                                                          $29,495,819
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 1.7%
-----------------------------------------------------------------------------------------------------
Alliance Airport Auth., Inc., Special Facilities Rev.
(AMR Corp.), 7.5s, 2029                                                $1,500                $716,250
-----------------------------------------------------------------------------------------------------
Cleveland, OH, Special Facilites Rev. (Continental
Airlines), 5.375s, 2027                                                 2,500               1,550,650
-----------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX, International Airport Facility
Improvement Corp. Rev. (AMR Corp.), 5.95s, 2029                         2,680               2,510,436
-----------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX, International Airport Facility
Improvement Corp. Rev. (Delta Airlines, Inc.), 7.625s, 2021             4,500               3,580,290
-----------------------------------------------------------------------------------------------------
Kenton County, KY, Airport Auth. Rev.
(Delta Airlines, Inc.), 7.5s, 2012                                      3,500               3,240,755
-----------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev.
(American Airlines, Inc.), 7s, 2012                                     1,700               1,487,840
-----------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev.
(AMR Corp.), 7.5s, 2024                                                 5,300               4,365,557
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth., Special
Facilities Rev. (Continental Airlines, Inc.), 6.25s, 2019               3,205               2,720,148
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth., Special
Facilities Rev. (Continental Airlines, Inc.), 6.4s, 2023                3,040               2,577,190
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth., Special
Facilities Rev. (Continental Airlines, Inc.), 6.25s, 2029                 545                 454,694
-----------------------------------------------------------------------------------------------------
State of Hawaii, Special Facilities Rev.
(Continental Airlines, Inc.), 7s, 2020                                    940                 751,342
-----------------------------------------------------------------------------------------------------
                                                                                          $23,955,152
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.9%
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Auth.,
Solid Waste Disposal Rev. (Browning-Ferris, Inc.), 5.8s, 2016          $5,000              $4,472,550
-----------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Auth. Rev.
(Browning-Ferris, Inc.), 5.3s, 2011                                     3,000               3,018,630
-----------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Auth. Rev.
(Browning-Ferris, Inc.), 5.45s, 2014                                    2,000               1,782,060
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.,
Resource Recovery Rev. (Waste Management, Inc.), 6.9s, 2029             1,700               1,863,999
-----------------------------------------------------------------------------------------------------
Nevada Department of Business, Solid Waste Disposal
Rev. (Republic Services, Inc.), 5.625s, 2026                            2,000               1,974,040
-----------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Auth. Rev.
(Browning-Ferris, Inc.), 6.5s, 2019                                     2,500               2,265,350
-----------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp.,
Solid Waste Disposal Rev. (Waste Management Project), 4s, 2012          6,000               6,042,840
-----------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev., Ohio Water Development Auth.
(Waste Management), 4.85s, 2022                                         3,000               3,047,490
-----------------------------------------------------------------------------------------------------
Schuylkill County, PA, Industrial Development Auth.
(Pine Grove Landfill, Inc.), 5.1s, 2019                                 1,000               1,003,280
-----------------------------------------------------------------------------------------------------
Tooele County, UT, (Allied Waste), 6.75s, 2010                          2,500               1,125,000
-----------------------------------------------------------------------------------------------------
Tooele County, UT, Pollution Control Rev.
(Laidlaw Environmental Services), 7.55s, 2027**                         5,000                 200,000
-----------------------------------------------------------------------------------------------------
                                                                                          $26,795,239
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 5.1%
-----------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Auth. (USX
Corp.), 5.4s, 2017                                                     $1,200              $1,254,252
-----------------------------------------------------------------------------------------------------
Fairfield Alabama Enrionment Improvement, (USX Corp.),
5.4s 2016                                                               1,600               1,672,336
-----------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev.
(Valero Energy Corp.), 6.65s, 2032                                      1,500               1,511,790
-----------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev.,
7.75s, 2017                                                             6,500               6,598,410
-----------------------------------------------------------------------------------------------------
Hernando County, FL, Water & Sewer Rev.
(Florida Crushed Stone Co.), 8.5s, 2014                                18,555               8,828,247
-----------------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev.
(Simmons Manufacturing Co.), 7s, 2017                                   3,900               3,972,228
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth.,
Economic Development Rev. (Holt Hauling & Warehousing),
8.4s, 2015**+                                                           4,000               2,360,000
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth.,
Economic Development Rev. (Holt Hauling & Warehousing),
8.6s, 2017**+                                                           8,000               4,720,000
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Auth. Rev.
(Host Marriott LP), 7.75s, 2017                                         2,000               2,024,060
-----------------------------------------------------------------------------------------------------
Port of Corpus Christ, TX, Industrial Development Auth.
Rev. (Citgo Petroleum Corp.), 8.25s, 2031                               2,300               2,302,668
-----------------------------------------------------------------------------------------------------
Port of New Orleans, LA, Industrial Develoment Auth.
Rev. (Avondale Industries), 8.5s, 2014                                 20,535              22,264,252
-----------------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev.
(Crystal Tips, Inc.), 0s, 2008(++)                                      7,377               9,545,070
-----------------------------------------------------------------------------------------------------
State of Ohio, Air Quility Development, Auth. Rev.
(U.S. Steel Corp.), 5s, 2015                                            1,925               1,947,291
-----------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev.
(Union Pacific Corp.), 5.7s, 2026                                       3,895               3,782,201
-----------------------------------------------------------------------------------------------------
                                                                                          $72,782,805
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 5.4%
-----------------------------------------------------------------------------------------------------
Arkansas State Development Finance Auth.,
Industrial Facilities Rev. (Potlatch Corp.), 7.75s, 2025               $1,200              $1,203,984
-----------------------------------------------------------------------------------------------------
Beauregard Parish, LA, (Boise Cascade Corp.), 6.8s, 2027                3,250               3,246,230
-----------------------------------------------------------------------------------------------------
Butler, AL, Solid Waste Disposal Facilities Rev.
(James River Corp.), 8s, 2028                                           7,000               6,966,820
-----------------------------------------------------------------------------------------------------
Cass County, TX, Industrial Development Corp.
(International Paper Co.), 5.35s, 2012                                  2,800               2,849,140
-----------------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev.
(Champion International Corp.), 6.375s, 2029                            2,500               2,511,500
-----------------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev.
(International Paper Co.), 6.35s, 2025                                  1,650               1,683,594
-----------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.
Envirmonmental Improvements Rev.
(Mead Westvaco Escanaba), 6.45s, 2023                                   1,100               1,098,559
-----------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.
Envirmonmental Improvements Rev.
(Mead Westvaco Escanaba), 6.25s, 2027                                   3,100               3,098,078
-----------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Auth.
(International Paper Co.), 5.25s, 2010                                  2,100               2,173,710
-----------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev.
(Stone Container Corp.), 7.375s, 2007                                   1,290               1,315,361
-----------------------------------------------------------------------------------------------------
Georgetown County, SC, Enviormental Improvement
(International Paper Co.), 5.7s, 2014                                   3,600               3,715,704
-----------------------------------------------------------------------------------------------------
Green Bay, WI, Redevelopment Auth.
(Industrial Rev.), 5.6s, 2019                                           1,000                 832,460
-----------------------------------------------------------------------------------------------------
Hodge Village, LA, Utilities Rev.
(Stone Container Corp.), 9s, 2010                                       5,490               5,503,670
-----------------------------------------------------------------------------------------------------
Maine Finance Auth., Solid Waste Recycling Facility Rev.
(Bowater, Inc.), 7.75s, 2022                                            8,500               8,465,065
-----------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Auth. Rev.,
Solid Waste Disposal Rev.
(Solvay Paperboard LLC), 6.8s, 2014                                     3,800               3,961,880
-----------------------------------------------------------------------------------------------------
Perry County, KY, Solid Waste Disposal Resources
(TJ International), 7s, 2024                                           11,000              11,428,890
-----------------------------------------------------------------------------------------------------
Sabine River Auth., TX, Louisiana Water Facilities
(International Paper Co.), 6.2s, 2025                                   2,250               2,271,690
-----------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Auth. Rev.
(Stone Container Corp.), 7.4s, 2026                                     7,500               7,526,925
-----------------------------------------------------------------------------------------------------
Wabash, IN, Solid Waste Disposal Rev.
(Jefferson Smurfit Corp.), 7.5s, 2026                                   2,000               1,968,900
-----------------------------------------------------------------------------------------------------
West Point, VA, Solid Waste Disposal Rev.
(Chesapeake Corp.), 6.25s, 2019                                         6,475               5,408,956
-----------------------------------------------------------------------------------------------------
                                                                                          $77,231,116
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.5%
-----------------------------------------------------------------------------------------------------
Burns Habor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8s, 2024**                                         $10,455                $104,550
-----------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Auth. Rev.
(Bethlehem Steel), 7.5s, 2015**                                         3,890                  38,900
-----------------------------------------------------------------------------------------------------
Indiana Development Finance Auth. Rev.,
(Inland Steel), 7.25s, 2011                                             6,000               3,240,000
-----------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Auth. rev.
(Ipsco, Inc.), 6.875s, 2030                                             2,850               2,781,800
-----------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev., (Republic Engineered Steels,
Inc.), 8.25s, 2014**                                                    7,000                     350
-----------------------------------------------------------------------------------------------------
Spokane County, WA, Industrial Development Corp.
(Kaiser Aluminum & Chemical Corp.), 7.6s, 2027**                        3,700               1,295,000
-----------------------------------------------------------------------------------------------------
                                                                                           $7,460,600
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Retail - 0.3%
-----------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev.
(Springs Industries, Inc), 7.35s, 2014                                 $1,500              $1,518,390
-----------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev.
(Springs Industries, Inc.), 7.8s, 2014                                  1,025               1,027,101
-----------------------------------------------------------------------------------------------------
Harrison County, WV, Commercial Development Rev.
(Kroger Co.), 8.1s, 2014                                                1,900               1,959,470
-----------------------------------------------------------------------------------------------------
                                                                                           $4,504,961
-----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.2%
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth.,
Development Auth. Rev. (East Valley Tourist), 9.25s, 2020              $3,845              $3,561,739
-----------------------------------------------------------------------------------------------------
Colorado River Indian Tribes, AZ (Blue Water Casino), 6.25s, 2004+      3,000               3,007,350
-----------------------------------------------------------------------------------------------------
Long Beach, CA (Aquarium of Pacific), 6.125s, 2005(++)                  1,000               1,106,390
-----------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation
(Diamond Lake Utilities), 6.25s, 2017                                   3,800               3,799,886
-----------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev.
(Las Vegas Monorail), 7.375s, 2040                                      6,185               5,439,336
-----------------------------------------------------------------------------------------------------
                                                                                          $16,914,701
-----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.8%
-----------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.6s, 2021                                                      $1,300              $1,322,607
-----------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.7s, 2028                                                       2,000               2,018,220
-----------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev.
(Seminole Tribe Convention), 10s, 2033                                 11,000              12,832,380
-----------------------------------------------------------------------------------------------------
Harris County, TX, Cultural Education Facility (Space
Center Houston), 9.25s, 2023                                               70                  57,301
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Auth. Rev.
(Kapowski Project), 6.8s, 2018                                          4,000               4,266,320
-----------------------------------------------------------------------------------------------------
Rockbridge County, VA, Industrial Development Auth.
Rev. (Virginia Horse Center), 6.85s, 2021                               2,300               2,306,693
-----------------------------------------------------------------------------------------------------
Southwestern Illinois Development Auth. Rev.,
Solid Waste Disposal Rev., 5.9s, 2014                                   2,500               2,504,425
-----------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Auth. Rev.
(Kiel Center Arena), 7.875s, 2024                                       1,000               1,028,610
-----------------------------------------------------------------------------------------------------
                                                                                          $26,336,556
-----------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.1%
-----------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Auth.
Rev., 9s, 2018                                                         $1,930              $1,916,162
-----------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Auth.
Rev., 5.5s, 2029                                                        3,360               3,270,187
-----------------------------------------------------------------------------------------------------
Austin, TX, Housing Finance Corp.
(Woodland Heights Apartments), 7.25s, 2027**                            4,000               3,188,600
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth.,
Multi-family Rev. (Equity Residential), 5.2s, 2029                      2,940               3,115,459
-----------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625s, 2009 ##                        8,000               8,580,960
-----------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX, Housing Corp., 8.5s, 2011                        2,390               2,393,227
-----------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev.,
(Center Court Apartments), 8.5s, 2018                                   1,550               1,515,342
-----------------------------------------------------------------------------------------------------
Maplewood, RI, Housing Development Corp.
(Terrace Apartments), 6.9s, 2025                                        3,935               3,976,711
-----------------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley
Highlands Terrace), 8.5s, 2024                                          5,485               5,516,264
-----------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 6.875s, 2009 ##                         6,000               6,477,120
-----------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal, Multi-Family Housing Rev.
(Northbrook I & III Apartments), 6.25s, 2029**                          5,000               3,456,400
-----------------------------------------------------------------------------------------------------
Texas Housing & Community Board, (Harbor & Plumtree), 10s, 2026+        1,695               1,627,336
-----------------------------------------------------------------------------------------------------
Virginia Housing & Development Auth., 0s, 2017                            115                  30,299
-----------------------------------------------------------------------------------------------------
                                                                                          $45,064,067
-----------------------------------------------------------------------------------------------------
Parking - 0.1%
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2009(++)                           $375                $212,494
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2009(++)                            450                 238,590
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2009(++)                            975                 483,366
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2009(++)                          1,235                 573,435
-----------------------------------------------------------------------------------------------------
                                                                                           $1,507,885
-----------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.1%
-----------------------------------------------------------------------------------------------------
Illinois Sales Tax, 6.25s, 2015                                        $1,500              $1,702,650
-----------------------------------------------------------------------------------------------------

Single Family Housing Revenue - Local - 1.1%
-----------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Auth. Rev.,
GNMA, 6.55s, 2030                                                      $1,485              $1,561,180
-----------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05s, 2030               355                 371,873
-----------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., 0s, 2015                    360                  98,363
-----------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Auth. Rev., MBIA, 0s, 2011          3,395               1,562,617
-----------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95s, 2024      1,075               1,173,534
-----------------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA, 0s, 2015             1,315                 354,051
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Auth. Rev., GNMA, 6.625s, 2023      1,145               1,265,271
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Auth. Rev., GNMA, 6.75s, 2030       1,035               1,092,070
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 7.5s, 2026       570                 608,036
-----------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Auth. Rev., GNMA, 7s, 2031                330                 343,342
-----------------------------------------------------------------------------------------------------
Maricopa County, AZ, GNMA, 7.65s, 2024                                     16                  16,203
-----------------------------------------------------------------------------------------------------
New Castle County, DE, Single Family Mortgage Rev., FGIC, 0s, 2016        180                  48,226
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Auth. Rev.,
GNMA, 7.05s, 2030                                                       1,335               1,361,233
-----------------------------------------------------------------------------------------------------
Reno County, KS, Single Family Mortgage Rev., AMBAC, 0s, 2014             125                  35,169
-----------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev.,
GNMA, 7.375s, 2020                                                        230                 239,103
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.875s, 2026                                                2,230               2,356,129
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2029                                                   910                 974,938
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2033                                                 2,190               2,331,605
-----------------------------------------------------------------------------------------------------
                                                                                          $15,792,943
-----------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Other - 0.1%
-----------------------------------------------------------------------------------------------------
Texas Veteran Housing Assistance Program, 7s, 2025                     $1,100              $1,134,562
-----------------------------------------------------------------------------------------------------

Single Family Housing Revenue - State - 2.7%
-----------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev.,
Home Mortgage, MBIA, 0s, 2027                                          $2,380                $643,314
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 7.15s, 2014                        146                 149,742
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 6.75s, 2021                        610                 638,359
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 5.9s, 2023                       1,335               1,416,515
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 6.1s, 2023                         725                 746,620
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 6.55s, 2025                        474                 496,705
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 7.4s, 2027                         360                 363,229
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 7.15s, 2030                        495                 508,697
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 6.6s, 2032                       1,430               1,512,582
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Auth. Rev., 6.55s, 2033                        990               1,038,668
-----------------------------------------------------------------------------------------------------
Delaware Single Family Housing Auth. Rev., 6.75s, 2024                  1,615               1,660,575
-----------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family
Mortgage Rev., GNMA, 7.55s, 2031                                        1,125               1,208,509
-----------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 6.5s, 2032                           4,460               4,906,089
-----------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 6.1s, 2034                           4,100               4,149,200
-----------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family
Mortgage Rev., 6.35s, 2032                                              1,485               1,565,546
-----------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Homeownership Loan Program), GNMA, 6.85s, 2032           1,125               1,243,823
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev., GNMA, 6.7s, 2030                                  3,025               3,192,948
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev., GNMA, 7.45s, 2031                                   495                 516,849
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Homeownership Loan Program),
GNMA, 6.75s, 2034                                                       1,170               1,245,395
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Auth. Rev., 5.875s, 2030                  1,215               1,278,787
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Auth. Rev., 6.3s, 2031                    1,295               1,381,843
-----------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Auth. Rev., GNMA, 6.35s, 2033               1,325               1,407,508
-----------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency., Housing Finance, 5s, 2033         2,260               2,274,102
-----------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family, 7.55s, 2028               715                 766,351
-----------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1s, 2028              1,100               1,150,468
-----------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1s, 2021                                                  3,815               4,067,210
-----------------------------------------------------------------------------------------------------
                                                                                          $39,529,634
-----------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.2%
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Auth. Rev.
(American Ret-fuel), 6.2s, 2019                                        $3,900              $4,001,829
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Resources Recovery Facility Rev.,
6.1s, 2005                                                              3,460               3,548,196
-----------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6s, 2019                    2,000               1,885,440
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.,
(Ogden Haverhill), 5.5s, 2013                                           2,475               2,345,161
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.,
Resources Recovery Rev. (Ogden Haverhill), 5.6s, 2019                   5,425               4,995,937
-----------------------------------------------------------------------------------------------------
                                                                                          $16,776,563
-----------------------------------------------------------------------------------------------------
State and Local Appropriation - 2.7%
-----------------------------------------------------------------------------------------------------
Alabama Building Renovation Auth., AMBAC, 6s, 2017                     $1,805              $2,048,097
-----------------------------------------------------------------------------------------------------
Alabama Building Renovation Auth., AMBAC, 6s, 2018                      1,155               1,304,492
-----------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commerce Rev.,
RITES, 5.598s, 2017+                                                    4,500               5,165,550
-----------------------------------------------------------------------------------------------------
College Park, GA, (Civic Center), AMBAC, 5.75s, 2020                    3,000               3,293,730
-----------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Auth.,
RITES, AMBAC, 9.854s, 2018(+)                                           7,000               8,349,180
-----------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, 10.393s, 2020+(+)                              6,000               7,007,760
-----------------------------------------------------------------------------------------------------
Harris County, TX, 5.8s, 2014                                           1,605               1,607,247
-----------------------------------------------------------------------------------------------------
Harris County, TX, 5.625s, 2020                                         2,678               2,489,777
-----------------------------------------------------------------------------------------------------
Houston, TX, 6.3s, 2020                                                 5,000               5,490,200
-----------------------------------------------------------------------------------------------------
Northumberland County, PA, 6.65s, 2020                                  1,250               1,278,362
-----------------------------------------------------------------------------------------------------
Northumberland County, PA, 7s, 2020                                     1,000               1,025,630
-----------------------------------------------------------------------------------------------------
Shawnee County, KS, (Community Mental Health Center
Inc.), 5.35s, 2019                                                        250                 223,863
-----------------------------------------------------------------------------------------------------
                                                                                          $39,283,888
-----------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.0%
-----------------------------------------------------------------------------------------------------
Access To Loans For Learning, California Student Loan
Rev., 7.95s, 2030                                                      $2,700              $2,744,577
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Auth., 7.25s, 2010                     2,970               3,074,158
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Auth., 7.625s, 2010                    4,610               4,792,648
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Auth., 6.15s, 2029                     1,500               1,543,965
-----------------------------------------------------------------------------------------------------
South Dakota Student Loan Rev., Education Loans, Inc., 5.6s, 2020       2,700               2,703,645
-----------------------------------------------------------------------------------------------------
                                                                                          $14,858,993
-----------------------------------------------------------------------------------------------------
Tax Assesment - 3.1%
-----------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25s, 2012                         $4,180              $4,284,542
-----------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375s, 2015                         3,400               3,462,798
-----------------------------------------------------------------------------------------------------
Capital Region Community Development District of
Florida, Capital Improvement Rev., 5.95s, 2006                          1,050               1,058,316
-----------------------------------------------------------------------------------------------------
Capital Region Community Development District of
Florida, Economic Improvement Rev., 6.85s, 2031                           735                 753,456
-----------------------------------------------------------------------------------------------------
Denver, CO, Urban Renewal Tax (Downtown Denver), 8.5s, 2003(++)         1,024               1,039,636
-----------------------------------------------------------------------------------------------------
Denver, CO, Urban Renewal Tax (Musicland), 8.5s, 2003 (++)                950                 964,507
-----------------------------------------------------------------------------------------------------
Double Branch Community Development, 5.6s, 2007                         1,000                 998,900
-----------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, 6.25s, 2009                     1,210               1,218,422
-----------------------------------------------------------------------------------------------------
Heritage Harbour South Community, Capital Improvement, 5.4s, 2008       2,450               2,434,834
-----------------------------------------------------------------------------------------------------
Hyland Hills Metropolitan Park & Recreation District, 6.75s, 2015       2,500               2,627,875
-----------------------------------------------------------------------------------------------------
Katy, TX, Development Auth. Rev., 5.8s, 2011                            2,910               2,957,055
-----------------------------------------------------------------------------------------------------
Katy, TX, Development Auth. Rev., 6s, 2018                              6,000               6,034,140
-----------------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Auth., 7.1s, 2020                   2,410               2,527,102
-----------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9s, 2012                               2,350               2,382,524
-----------------------------------------------------------------------------------------------------
Panther Trace, FL, Development District Rev., 5.4s, 2008                2,610               2,571,659
-----------------------------------------------------------------------------------------------------
Panther Trace, FL, Development District Rev., 6.5s, 2009                2,380               2,389,568
-----------------------------------------------------------------------------------------------------
Preserve at Wilderness Lake, 5.9s, 2006                                   505                 505,692
-----------------------------------------------------------------------------------------------------
Preserve at Wilderness Lake, 6.2s, 2008                                 2,000               2,004,520
-----------------------------------------------------------------------------------------------------
Renaissance Community Dev., 6.25s, 2008                                 2,750               2,783,467
-----------------------------------------------------------------------------------------------------
Reunion East Community Development District of Florida, 5.9s, 2007      1,660               1,664,930
-----------------------------------------------------------------------------------------------------
                                                                                          $44,663,943
-----------------------------------------------------------------------------------------------------
Tax-Other - 0.6%
-----------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625s, 2021                          $2,750              $2,589,510
-----------------------------------------------------------------------------------------------------
Park Creek Metropolitan District Company Rev., 7.875s, 2032 ##          4,230               4,122,727
-----------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Auth. Rev., 6s, 2006                        500                 534,385
-----------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Auth. Rev., 5.875s, 2018                  1,500               1,494,270
-----------------------------------------------------------------------------------------------------
                                                                                           $8,740,892
-----------------------------------------------------------------------------------------------------
Tobacco - 2.2%
-----------------------------------------------------------------------------------------------------
Badger Tobacco, Wisconsin (Asset Securitization Corp.),
6.125s, 2027                                                           $5,000              $4,463,050
-----------------------------------------------------------------------------------------------------
California Statewide Financing Auth.,
Tobacco Settlement, 5.625s, 2029                                        4,890               4,012,147
-----------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25s, 2024                   3,935               3,629,093
-----------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization, 7.8s, 2042                         3,000               2,906,910
-----------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Auth., 5.3s, 2025                               5,000               3,755,700
-----------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Auth., 5.5s, 2030                          4,250               3,383,255
-----------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Auth., 5.75s, 2032                        2,500               2,106,225
-----------------------------------------------------------------------------------------------------
Rhode Island Tobacco Settlement Auth., 6s, 2023                         5,000               4,341,200
-----------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Auth., 6.375s, 2028                   3,500               3,012,905
-----------------------------------------------------------------------------------------------------
                                                                                          $31,610,485
-----------------------------------------------------------------------------------------------------
Toll Roads - 3.2%
-----------------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement
(Highway Rev.), 0s, 2005(++)                                          $69,000             $13,962,150
-----------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA,
Toll Road Rev., 0s to 2005, 7.15s to 2013(++)                           5,000               5,506,950
-----------------------------------------------------------------------------------------------------
New Jersey Turnpike Auth., RITES, 9.476s, 2020+(+)                      5,000               5,407,200
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2011                  2,700               1,088,640
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                  2,100                 973,392
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                  1,700                 612,119
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2013                  7,000               2,965,550
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2014                  6,600               2,553,078
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2015                  7,250               2,558,307
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2016                  2,000                 643,140
-----------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev.
(Transportation Corridor Agency), 0s, 2011(++)                         13,400               9,985,010
-----------------------------------------------------------------------------------------------------
                                                                                          $46,255,536
-----------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.8%
-----------------------------------------------------------------------------------------------------
Telluride, CO, (Gondola Transit Co.), 9s, 2006(++)                     $2,105              $2,482,300
-----------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev.
(Gondola Transit Co.), 11.5s, 2012(++)                                  5,025               7,616,644
-----------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev.
(Gondola Transit Co..), 11.5s, 2012                                       975               1,393,889
-----------------------------------------------------------------------------------------------------
Texas Department of Transportortation, 7s, 2012                           172                 176,225
-----------------------------------------------------------------------------------------------------
                                                                                          $11,669,058
-----------------------------------------------------------------------------------------------------
Universities - Colleges - 2.3%
-----------------------------------------------------------------------------------------------------
California Education Facilities Auth. Rev.,
College & University Rev. (L.A. College of
Chiropractic Medicine), 5.6s, 2017                                     $2,000              $1,793,200
-----------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875s, 2025              9,150              11,275,911
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Auth. Rev.,
College & University Rev. (Augustana College), 5.25s, 2008(++)            750                 833,805
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Auth. Rev.
(Columbia College), College & University Rev., 6.875s, 2017               750                 769,155
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Auth. Rev.,
College & University Rev. (Augustana College), 5.625s, 2022             1,300               1,283,997
-----------------------------------------------------------------------------------------------------
Indiana State Educational Facilities Auth. Rev.
(Manchester College), 5.75s, 2018                                       1,000               1,003,780
-----------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev.
(New York Institute of Technology), 7.5s, 2006(++)                      6,000               6,940,560
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Eastern Nazarene College), 5.625s, 2019                                1,235                 995,163
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.
(Curry College), 8s, 2004(++)                                           1,180               1,265,361
-----------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Auth. Rev. (New Hampshire College), 6.3s, 2016                          1,690               1,756,163
-----------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Auth. Rev.
(College of Art & Design, Inc.), 6.2s, 2009                               820                 897,293
-----------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Auth. Rev.
(College of Art & Design, Inc.), 6.5s, 2013                             2,000               2,145,500
-----------------------------------------------------------------------------------------------------
State of Massachusetts, Development Finance Agency Rev.
(Eastern Nazarene College), 5.625s, 2029                                1,250                 934,988
-----------------------------------------------------------------------------------------------------
                                                                                          $31,894,876
-----------------------------------------------------------------------------------------------------
Universities - Dormatories - 0.5%
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Auth. Rev.,
Educational Advancement Fund (University Center), 6.625s, 2017         $1,500              $1,586,340
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Auth. Rev.,
Educational Advancement Fund (University Center), 6.25s, 2034           5,460               5,415,119
-----------------------------------------------------------------------------------------------------
                                                                                           $7,001,459
-----------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.7%
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth.,
(Aspire Public Schools Lodi Project), 7.25s, 2032                      $4,695              $4,660,680
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth.,
(Escondido Charter High School), 7.5s, 2023                             2,015               2,017,075
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth.,
(Escondido Charter High School), 7.5s, 2036                             3,485               3,488,590
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Auth., Economic
Development Rev. (Latin School of Chicago), 5.6s, 2018                    850                 868,572
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Auth., Economic
Development Rev. (Latin School of Chicago), 5.65s, 2028                 1,730               1,649,936
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.,
(Williston Northampton School), 6.5s, 2028                              1,400               1,448,118
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Auth. Rev.,
(YMCA), 7.75s, 2031                                                     2,450               2,456,688
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Auth. Rev.
(Detroit Academy of Arts & Science), 8s, 2031                           2,700               2,434,320
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Auth. Rev.
(YMCA), 7.625s, 2021                                                    1,150               1,151,438
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Auth. Rev.
(Arizona Charter Schools), 6.4s, 2013                                   1,065               1,080,059
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Auth. Rev.
(Arizona Charter Schools), 6.75s, 2031                                  3,000               2,958,810
-----------------------------------------------------------------------------------------------------
                                                                                          $24,214,286
-----------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 3.5%
-----------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Auth.,
Electrical Power Rev., 5.7s, 2012                                      $1,350              $1,256,715
-----------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Auth.,
Electrical Power Rev., 5.875s, 2032                                     1,800               1,444,662
-----------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Auth. Rev.
(Panther Creek Partners), 6.65s, 2010                                   8,260               8,644,173
-----------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath
Cogeneration), 6s, 2025                                                10,000               9,422,700
-----------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Auth.
Rev. (UAE Mecklenburg, LP), 6.5s, 2017                                  2,800               2,782,388
-----------------------------------------------------------------------------------------------------
Ohio Water Development Auth., (Bay Shore Power), 5.875s, 2020           2,000               1,874,940
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Auth.,
Resources Recovery Rev. (Northhampton Generating), 6.5s, 2013           2,300               2,321,137
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Auth.,
Resources Recovery Rev. (Northhampton Generating), 6.6s, 2019           5,000               5,029,300
-----------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Auth.
Rev. (Multi-trade of Pittsylvania), 7.55s, 2019                        10,000              10,139,000
-----------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Auth.
Rev. (Multi-trade of Pittsylvania), 7.5s, 2014                          3,500               3,548,720
-----------------------------------------------------------------------------------------------------
Port Auth. NY & NJ, Special Obligation (KIAC), 6.75s, 2019              1,750               1,775,690
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency
(Nissequogue Cogen Partners Facility), 5.3s, 2013                       1,750               1,639,277
-----------------------------------------------------------------------------------------------------
                                                                                          $49,878,702
-----------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 6.3%
-----------------------------------------------------------------------------------------------------
Beaver County, PA, Pollution Control Rev. (Toledo
Edison), 7.75s, 2020                                                   $1,500              $1,631,070
-----------------------------------------------------------------------------------------------------
Brazos River, TX, Pollution Control Rev.
(Texas Utility Co.), 7.7s, 2033                                         2,225               2,478,161
-----------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board,
Pollution Control Rev. (Entergy Gulf States, Inc.), 5.45s, 2010         4,800               4,806,144
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Auth.,
Pollution Control Rev. (Pacific Gas & Electric Co.),
MBIA, 5.35s, 2016                                                       6,400               6,711,488
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Auth.,
Pollution Control Rev. (Pacific Gas & Electric Co.), 5.85s, 2023        3,250               3,111,127
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Auth.,
Pollution Control Rev. (Southern California Edison Co.), 6.4s, 2024     4,000               3,966,520
-----------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev.
(Nevada Power Co.), FGIC, 6.7s, 2022                                    4,000               4,058,800
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev.
(Connecticut Light & Power), 5.8s, 2022                                 2,690               2,620,168
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev.
(New Mexico Public Service Co.), 5.8s, 2022                             4,500               4,383,180
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev.
(San Juan Public Services Co.), 6.3s, 2016                              3,240               3,292,974
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev.
(Tucson Electric Power Co.), 6.95s, 2020                                3,000               3,027,960
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, Pollution Control Rev.
(Portland General), 5.2s, 2033                                            770                 775,998
-----------------------------------------------------------------------------------------------------
Maricopa County, AZ, Pollution Control Rev.
(El Paso Electric), 6.375s, 2015                                        4,000               4,142,680
-----------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev.
(Central Power & Light Co.), 4.55s, 2029                                5,000               5,148,400
-----------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev.
(Reliant Energy), 5.95s, 2030                                           4,500               4,291,425
-----------------------------------------------------------------------------------------------------
New Hampshire Business Finance Auth.,
Pollution Control Rev.
(United Illuminating Co.), 5.875s, 2033                                 2,985               2,994,582
-----------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Auth.,
Pollution Control Rev.
(CT Light and Power), 5.9s, 2018                                        1,000               1,035,360
-----------------------------------------------------------------------------------------------------
Ohio Water Development Auth., Pollution Control Rev.
(Cleveland Electric), 8s, 2023                                          4,700               4,974,809
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Auth. Rev.
(Tucson Electric Power Co.), 6.1s, 2025                                 2,000               1,836,040
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Auth. Rev.
(Tucson Electric Power Co.), 6s, 2029                                   9,465               8,629,240
-----------------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev.
(Gulf States), 6.7s, 2013                                               1,000               1,012,980
-----------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev.
(Portland General Electric), 5.2s, 2033                                 1,900               1,914,801
-----------------------------------------------------------------------------------------------------
Sabine River Auth., TX, Pollution Control Rev.
(TXU Electric Co.), 4s, 2030                                            3,500               3,561,250
-----------------------------------------------------------------------------------------------------
Trinity River Auth., TX, Pollution Control Rev.
(TXU Electric Co.), 4s, 2028                                            1,500               1,491,015
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev.
(Gulf States), 6.6s, 2028                                               3,335               3,379,022
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev.
(Gulf States Utilities Co.), 7.7s, 2014                                 2,000               2,049,860
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev.
(Gulf States Utilities Co.), 9s, 2015                                   2,500               2,535,450
-----------------------------------------------------------------------------------------------------
                                                                                          $89,860,504
-----------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 1.4%
-----------------------------------------------------------------------------------------------------
California State, Department of Water Resources Power, 5.125s, 2018    $5,750              $5,675,020
-----------------------------------------------------------------------------------------------------
Municipal Electric Auth., GA, RIBS, AMBAC, 11.034s, 2022(+)             9,900              10,784,664
-----------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.375s, 2013                                                      2,750               2,998,352
-----------------------------------------------------------------------------------------------------
Southern California Public Power Auth.,
Transmission Project Rev. RIBS, 10.55s, 2012(+)                           150                 153,809
-----------------------------------------------------------------------------------------------------
                                                                                          $19,611,845
-----------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 1.8%
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Auth.,
6.25s, 2010(++)                                                        $2,010              $2,351,499
-----------------------------------------------------------------------------------------------------
Massachusetts Water Resources Auth.,
RITES, FGIC, 11.531s, 2019+(+)                                            765               1,059,066
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Auth. Rev.,
RITES, 9.677s, 2021+(+)                                                 7,585               9,662,076
-----------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance
Auth. Rev., 5.75s, 2029                                                 8,590               9,215,266
-----------------------------------------------------------------------------------------------------
Phoenix, AR, FGIC, 6.25s, 2010(++)                                      1,000               1,175,230
-----------------------------------------------------------------------------------------------------
State of Virginia, Clean Water Rev., 5.75s, 2019                        2,500               2,729,225
-----------------------------------------------------------------------------------------------------
                                                                                          $26,192,362
-----------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,422,350,471)                                $1,400,354,114
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.1%
-----------------------------------------------------------------------------------------------------
Bay Area Toll Auth., due 08/05/03                                        $700                $700,000
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Auth. Rev.,
(Shell Oil), due 08/01/03                                                 900                 900,000
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Auth.,
(Sutter Health), due 08/01/03                                             100                 100,000
-----------------------------------------------------------------------------------------------------
East Baton Rouge Parish, LA, Pollution Control Rev.
(Exxon Corp.), due 08/01/03                                             1,400               1,400,000
-----------------------------------------------------------------------------------------------------
Harris County, TX, Industrial Development Corp.,
Pollution Control Rev.
(Exxon Corp.), due 08/01/03                                               250                 250,000
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Auth. Rev.
(University of Chicago Hospital), due 08/01/03                          1,900               1,900,000
-----------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev.
(Chevron USA, Inc.), due 08/01/03                                         300                 300,000
-----------------------------------------------------------------------------------------------------
Jefferson County, AL, Water & Sewer Rev., due 08/05/03                    500                 500,000
-----------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev.
(Exxon Corp.), due 08/01/03                                               800                 800,000
-----------------------------------------------------------------------------------------------------
MSR Public Power Agency, CA, due 08/05/03                               4,400               4,400,000
-----------------------------------------------------------------------------------------------------
New York City, NY, due 08/01/03                                           191                 191,000
-----------------------------------------------------------------------------------------------------
New York City, NY, Job Development Auth. Rev., due 08/01/03               385                 385,000
-----------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance
Auth. Rev., due 08/01/03                                                  550                 550,000
-----------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facility Auth. Rev., due 08/01/03             900                 900,000
-----------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Auth., due 08/05/03                  1,700               1,700,000
-----------------------------------------------------------------------------------------------------
Uinta County, WY, Pollution Control Rev.
(Chevron USA, Inc.), due 08/01/03                                         500                 500,000
-----------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes Identified Cost,
at amortized cost and value                                                               $15,476,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,437,826,471)                                    $1,415,830,114
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.4%                                                     $19,439,495
-----------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                    $1,435,269,609
-----------------------------------------------------------------------------------------------------
  ** Non-income producing security in default.
  ## SEC Rule 144A Restriction.
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded security.

The following abbreviations for insurers and inverse floaters are used in the portfolio of investments and are defined as such.

INSURERS:
       AMBAC  - AMBAC Indemnity Corp.
        FGIC  - Financial Guaranty Insurance Co.
         FHA  - Federal Housing Administration
         FSA  - Financial Security Assurance, Inc.
        GNMA  - Government National Mortgage Assn.
        MBIA  - Municipal Bond Investors Corp.
         PSF  - Permanent School Fund

INVERSE FLOATERS:
        RIBS  - Residual Interest Bonds
       RITES  - Residual Interest Tax-Exempt Security
        ROLS  - Residual Option Longs

See notes to financial statements.

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 7/31/03

ASSETS

Investments, at value (identified cost, $1,437,826,471)       $1,415,830,114
-----------------------------------------------------------------------------------------------------
Cash                                                                  64,846
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    2,490,730
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    2,266,345
-----------------------------------------------------------------------------------------------------
Interest receivable                                               22,560,558
-----------------------------------------------------------------------------------------------------
Interest receivable on swaps                                          76,613
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on rate lock swaps                         2,442,534
-----------------------------------------------------------------------------------------------------
Other assets                                                           8,795
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,445,740,535
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $6,857,983
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    351,764
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 2,503,777
-----------------------------------------------------------------------------------------------------
Interest payable on swaps                                            119,999
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                       300,986
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      23,795
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      4,370
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        46,841
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               261,411
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $10,470,926
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,435,269,609
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,609,899,399
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on investments                           (19,854,809)
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                    (149,715,351)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (5,059,630)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,435,269,609
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 178,571,650
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                  $1,015,720,820
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             126,412,213
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $8.03
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$8.03)                                                    $8.43
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $343,778,467
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              42,742,185
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.04
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $75,770,322
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               9,417,252
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.05
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 7/31/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest income                                                                         $48,298,710
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $4,396,332
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                15,912
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      783,735
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             1,379,529
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               368,677
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   122,915
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        211,202
-----------------------------------------------------------------------------------------------------
  Printing                                                              54,823
-----------------------------------------------------------------------------------------------------
  Postage                                                               19,460
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         13,106
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             8,593
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        401,750
-----------------------------------------------------------------------------------------------------
Total expenses                                                      $7,776,034
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (4,054)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (237,628)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $7,534,352
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $40,764,358
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis) on

-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $(4,144,006)
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                 (2,581,513)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                          $(6,725,519)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on
-----------------------------------------------------------------------------------------------------
  Investments                                                     $(10,976,169)
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                  3,516,715
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                                        $(7,459,454)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                          $(14,184,973)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $26,579,385
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                 SIX MONTHS                  YEAR
                                                                   ENDED                    ENDED
                                                                  7/31/03                  1/31/03
                                                                (UNAUDITED)

OPERATIONS

Net investment income                                            $40,764,358              $84,144,743
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                  (6,725,519)             (13,955,929)
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                (7,459,454)              (4,081,584)
-----------------------------------------------------------     ------------          ---------------
Increase in net assets from operations                           $26,579,385              $66,107,230
-----------------------------------------------------------     ------------          ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                            $(30,780,344)            $(64,079,983)
-----------------------------------------------------------------------------------------------------
From net investment income (Class B)                              (9,054,259)             (19,684,730)
-----------------------------------------------------------------------------------------------------
From net investment income (Class C)                              (1,805,726)              (3,363,233)
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(41,640,329)            $(87,127,946)
-----------------------------------------------------------     ------------          ---------------
Net increase (decrease) in net assets from fund share
transactions                                                    $(26,994,376)             $18,342,051
-----------------------------------------------------------     ------------          ---------------
Total decrease in net assets                                    $(42,055,320)             $(2,678,665)
-----------------------------------------------------------     ------------          ---------------

NET ASSETS

At beginning of period                                        $1,477,324,929           $1,480,003,594
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $5,059,630 and
$4,183,659, respectively)                                     $1,435,269,609           $1,477,324,929
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the Fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

                             SIX MONTHS                                          YEAR ENDED 1/31
                               ENDED             ----------------------------------------------------------------------------
                              7/31/03               2003              2002            2001          2000                 1999
CLASS A                     (UNAUDITED)
Net asset value,
beginning of period             $8.12               $8.23             $8.24           $8.06           $9.03               $9.07
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)
  Net investment income(S)      $0.24               $0.48             $0.51           $0.51           $0.51               $0.53
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments                (0.09)              (0.09)            (0.02)           0.19           (0.95)              (0.04)
---------------------------    ------              ------            ------          ------          ------              ------
Total from investment
operations                      $0.15               $0.39             $0.49           $0.70          $(0.44)              $0.49
---------------------------    ------              ------            ------          ------          ------              ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment
  income                       $(0.24)             $(0.50)           $(0.50)         $(0.51)         $(0.53)             $(0.53)
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                --                  --                --           (0.01)          (0.00)+++              --
---------------------------    ------              ------            ------          ------          ------              ------
Total distributions
declared to shareholders       $(0.24)             $(0.50)           $(0.50)         $(0.52)         $(0.53)             $(0.53)
---------------------------    ------              ------            ------          ------          ------              ------
Net asset value, end
of period                       $8.03               $8.12             $8.23           $8.24           $8.06               $9.03
---------------------------    ------              ------            ------          ------          ------              ------
Total return (%)(+)              1.71++              4.96              6.13            9.04           (5.09)               5.54
---------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                             SIX MONTHS                                          YEAR ENDED 1/31
                               ENDED             ----------------------------------------------------------------------------
                              7/31/03               2003              2002            2001          2000                 1999
CLASS A (CONTINUED)         (UNAUDITED)
RATIOS (%) TO
AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:(S)

Expenses##                       0.79+               0.79              0.76            0.76            0.76                0.81
---------------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                     5.81+               5.88              6.11            6.29            5.94                5.84
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                  3                  20                17              22              27                  12
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)       $1,015,721          $1,050,204        $1,037,925        $981,580        $985,622          $1,168,479
---------------------------------------------------------------------------------------------------------------------------------

(S) From February 1, 1998 through May 31, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)     $0.23               $0.48             $0.50           $0.51           $0.50               $0.53
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                       0.82+               0.84              0.83            0.84            0.82                0.82
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)      5.78+               5.83              6.04            6.21            5.88                5.83
---------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower. See notes to financial statements.

Financial Highlights - continued
                                    SIX MONTHS                                      YEAR ENDED 1/31
                                      ENDED            ----------------------------------------------------------------------
                                     7/31/03            2003            2002            2001           2000              1999
CLASS B                            (UNAUDITED)
Net asset value, beginning of
period                                $8.13             $8.24           $8.25           $8.07           $9.04             $9.08
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)            $0.20             $0.42           $0.44           $0.45           $0.44             $0.45
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments          (0.08)            (0.10)          (0.01)           0.19           (0.95)            (0.04)
---------------------------------    ------            ------          ------          ------          ------            ------
Total from investment operations      $0.12             $0.32           $0.43           $0.64          $(0.51)            $0.41
---------------------------------    ------            ------          ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income         $(0.21)           $(0.43)         $(0.44)         $(0.45)         $(0.46)           $(0.45)
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                 --                --              --           (0.01)          (0.00)+++            --
---------------------------------    ------            ------          ------          ------          ------            ------
Total distributions declared
to shareholders                      $(0.21)           $(0.43)         $(0.44)         $(0.46)         $(0.46)           $(0.45)
---------------------------------    ------            ------          ------          ------          ------            ------
Net asset value, end of period        $8.04             $8.13           $8.24           $8.25           $8.07             $9.04
---------------------------------    ------            ------          ------          ------          ------            ------
Total return (%)                       1.45++            4.01            5.28            8.17           (5.85)             4.62
---------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                    SIX MONTHS                                      YEAR ENDED 1/31
                                      ENDED            ----------------------------------------------------------------------
                                     7/31/03            2003            2002            2001           2000              1999
CLASS B (CONTINUED)                (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA:(S)

Expenses##                             1.57+             1.58            1.56            1.54            1.57              1.69
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            5.02+             5.09            5.29            5.50            5.13              4.95
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        3                20              17              22              27                12
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $343,778          $355,602        $382,280        $343,841        $340,157          $363,062
---------------------------------------------------------------------------------------------------------------------------------

(S) From February 1, 1998 through May 31, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)           $0.20             $0.41           $0.43           $0.44           $0.43             $0.45
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                             1.60+             1.63            1.63            1.62            1.63              1.70
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)            4.99+             5.04            5.22            5.42            5.07              4.94
---------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                        SIX MONTHS                          YEAR ENDED 1/31                           PERIOD
                                           ENDED           -------------------------------------------------          ENDED
                                          7/31/03           2003           2002           2001           2000         1/31/99*
CLASS C                                 (UNAUDITED)

Net asset value, beginning of period       $8.13            $8.24          $8.25          $8.07          $9.04           $9.10
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                 $0.19            $0.40          $0.43          $0.43          $0.43           $0.15
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                    (0.07)           (0.10)         (0.02)          0.19          (0.96)          (0.06)
------------------------------------      ------           ------         ------         ------         ------          ------
Total from investment operations           $0.12            $0.30          $0.41          $0.62         $(0.53)          $0.09
------------------------------------      ------           ------         ------         ------         ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income              $(0.20)          $(0.41)        $(0.42)        $(0.43)        $(0.44)         $(0.15)
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income          --               --             --          (0.01)         (0.00)+++          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.20)          $(0.41)        $(0.42)        $(0.44)        $(0.44)         $(0.15)
------------------------------------      ------           ------         ------         ------         ------          ------
Net asset value, end of period             $8.05            $8.13          $8.24          $8.25          $8.07           $9.04
------------------------------------      ------           ------         ------         ------         ------          ------
Total return (%)                            1.34++           3.92           5.07           7.95          (6.04)           0.96++
---------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                          YEAR ENDED 1/31                           PERIOD
                                           ENDED           -------------------------------------------------          ENDED
                                          7/31/03           2003           2002           2001           2000         1/31/99*
CLASS C (CONTINUED)                     (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:(S)

Expenses##                                  1.79+            1.79           1.76           1.76           1.76             1.75+
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 4.79+            4.86           5.07           5.27           4.94             4.45+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             3               20             17             22             27               12
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                 $75,770          $71,519        $59,799        $25,413        $17,378           $2,872
---------------------------------------------------------------------------------------------------------------------------------

(S) From February 1, 1998 through May 31, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                $0.19            $0.39          $0.42          $0.42          $0.42            $0.15
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                  1.82+            1.84           1.83           1.84           1.82             1.76+
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 4.76+            4.81           5.00           5.19           4.88             4.44+
---------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1,
       2001 have not been restated to reflect this change in presentation.
     * For the period from the inception of Class C shares, September 25, 1998, through January 31, 1999.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal High Income Fund (the fund) is a non-diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or security prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

RATE LOCK SWAPS - The fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such a date. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2003 and January 31, 2002 was as follows:

                                                 1/31/03          1/31/02
    Distributions declared from:
    ---------------------------------------------------------------------
      Tax-exempt income                      $86,746,184      $85,332,889
      Ordinary income                            381,762            8,962
    ---------------------------------------------------------------------
    Total distributions declared             $87,127,946      $85,341,851
    ---------------------------------------------------------------------

As of January 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed tax-exempt income                           $5,198,081
    ---------------------------------------------------------------------
    Undistributed ordinary income                                 44,507
    ---------------------------------------------------------------------
    Capital loss carryforward                               (141,942,609)
    ---------------------------------------------------------------------
    Unrealized depreciation                                  (10,793,610)
    ---------------------------------------------------------------------
    Post-October capital loss deferral                        (2,538,901)
    ---------------------------------------------------------------------
    Other temporary differences                               (9,536,314)
    ---------------------------------------------------------------------

Post-October capital loss deferral represents losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

    EXPIRATION DATE

    January 31, 2004                                      $(30,637,034)
    -------------------------------------------------------------------
    January 31, 2005                                       (26,148,057)
    -------------------------------------------------------------------
    January 31, 2006                                       (45,409,970)
    -------------------------------------------------------------------
    January 31, 2007                                        (6,121,853)
    -------------------------------------------------------------------
    January 31, 2008                                        (1,353,678)
    -------------------------------------------------------------------
    January 31, 2009                                       (10,935,605)
    -------------------------------------------------------------------
    January 31, 2010                                        (2,971,573)
    -------------------------------------------------------------------
    January 31, 2011                                       (18,364,839)
    -------------------------------------------------------------------
    Total                                                 (141,942,609)
    -------------------------------------------------------------------

The availability of a portion of these respective capital loss carryforwards, which were acquired on March 9, 2001 in connection with the Paine Webber Municipal High Income Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

Based on average net assets:

          First $1.4 billion                                   0.60%
          ----------------------------------------------------------
          In excess of $1.4 billion                            0.57%
          ----------------------------------------------------------

Prior to June 1, 2003, the investment adviser had contractually agreed to waive its fee, which is shown as a reduction of total expenses in the Statement of Operations. Effective June 1, 2003, the management fee waiver was terminated. Management fees incurred for the six months ended July 31, 2003 were 0.57% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $3,078 for inactive trustees for the six months ended July 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $160,808 for the six months ended July 31, 2003 as its portion of the sales charge on sales of Class A shares of the fund. The Trustees have adopted a distribution plan for Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                             CLASS B   CLASS C

Distribution Fee                                               0.75%     0.75%
--------------------------------------------------------------------------------
Service Fee                                                    0.25%     0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                                        1.00%     1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended July 31, 2003, amounted to:

                                                             CLASS B   CLASS C
Service Fee Retained by MFD                                       $0       $45
--------------------------------------------------------------------------------

Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the trustees of the fund may determine

Fees incurred under the distribution plan during the six months ended July 31, 2003, were as follows:

                                                             CLASS B   CLASS C

Total Distribution Plan                                        0.78%     1.00%
--------------------------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 2003, were as follows:

                                                  CLASS A    CLASS B   CLASS C
Contingent Deferred Sales Charges Imposed          $9,819   $391,611    29,755
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, and short-term obligations, aggregated $46,380,853 and $83,411,772, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                          $1,436,066,154
    -----------------------------------------------------------------------
    Gross unrealized depreciation                             $(82,000,880)
    -----------------------------------------------------------------------
    Gross unrealized appreciation                               61,764,840
    -----------------------------------------------------------------------
    Net unrealized depreciation                               $(20,236,040)

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended                         Year ended
                                                 7/31/03                                1/31/03
                                        SHARES             AMOUNT             SHARES              AMOUNT
CLASS A SHARES

Shares sold                            9,480,499         $77,625,604         22,623,282        $185,401,388
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                          1,751,288          14,303,817          3,206,513          26,274,367
------------------------------------------------------------------------------------------------------------
Shares reacquired                    (14,173,146)       (115,734,471)       (22,540,447)       (184,431,938)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (2,941,359)       $(23,805,050)         3,289,348         $27,243,817
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            2,588,921         $21,167,446          6,059,110         $49,712,843
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            446,104           3,646,620            884,574           7,257,000
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (4,048,449)        (33,085,483)        (9,576,305)        (78,548,102)
------------------------------------------------------------------------------------------------------------
Net decrease                          (1,013,424)        $(8,271,417)        (2,632,621)       $(21,578,259)
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            1,670,369         $13,664,479          2,982,471         $24,492,854
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            104,599             855,685            180,280           1,479,084
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,154,667)         (9,438,073)        (1,619,268)        (13,295,445)
------------------------------------------------------------------------------------------------------------
Net increase                             620,301          $5,082,091          1,543,483         $12,676,493
------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended July 31, 2003, was $4,282. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                NOTIONAL
                PRINCIPAL        CASH FLOWS
                AMOUNT OF        RECEIVED BY      CASH FLOWS PAID   UNREALIZED
EXPIRATION    CONTRACT (000)      THE FUND          BY THE FUND    DEPRECIATION
-------------------------------------------------------------------------------
11/15/04          21,400       Floating-7 day      Fixed-1.945%     $(149,108)
                               BMA Swap Index
--------------------------------------------------------------------------------
10/31/12          15,000      Floating-3 month    Floating-7 day     (45,701)
                               LIBOR X 78.875%    BMA Swap Index
--------------------------------------------------------------------------------
12/18/12          30,500      Floating-3 month    Floating-7 day     (106,177)
                               LIBOR X 78.75%     BMA Swap Index
--------------------------------------------------------------------------------
                                                             TOTAL: $(300,986)
--------------------------------------------------------------------------------

Rate Lock Swaps

   NOTIONAL
   PRINCIPAL                                                        UNREALIZED
   AMOUNT OF                                                       APPRECIATION
 CONTRACT (000)                    DESCRIPTION                    (DEPRECIATION)
-------------------------------------------------------------------------------
     30,000           Agreement with Merrill Lynch terminating        $140,344
                      September 10, 2003 to pay the difference
                      between 4.92% and the MMD general
                      obligation yield curve rate for the
                      designated maturity year as of the close
                      of business on the termination date times
                      the notional amount times 12.63, if
                      negative (receive if positive).
--------------------------------------------------------------------------------
     21,000           Agreement with Merrill Lynch terminating       $2,044,741
                      December 3, 2003 to pay the difference
                      between the notional value and the market
                      value of a bond with a 4.248% coupon
                      maturity on
                      12/3/2023 priced at a yield to maturity
                      equal to the  MMD general obligation
                      yield curve rate for the designated
                      maturity year as of the close of business
                      on the termination date, if negative
                      (receive if positive).
--------------------------------------------------------------------------------
     11,000           Agreement with Goldman Sachs terminating       $(166,182)
                      August 20, 2003 to pay the difference
                      between the notional value and the market
                      value of a bond with a 5.01% coupon
                      maturing on 8/20/2022 priced at a yield
                      to maturity equal to the MMD general
                      obligation yield curve rate for the
                      designated maturity year as of the close
                      of business on the termination date, if
                      negative (received if positive).
--------------------------------------------------------------------------------
     10,550           Agreement with Goldman Sachs terminating        $(30,669)
                      October 16, 2003 to pay the difference
                      between the notional value and the market
                      value of a bond with a 4.65% coupon
                      maturing on 10/16/18 priced at a yield to
                      maturity equal to the MMD general
                      obligation yield curve rate for the
                      designated maturity year as of the close
                      of business on the termination date, if
                      negative (received if positive).
--------------------------------------------------------------------------------
     10,000           Agreement with Goldman Sachs terminating        $335,720
                      December 10, 2003 to pay the difference
                      between the notional value and the market
                      value of a bond with a 4.78% coupon
                      maturing on
                      12/10/23 priced at a yield to maturity
                      equal to the MMD general obligation yield
                      curve rate for the designated maturity
                      year as of the close of business on the
                      termination date, if negative (received
                      if positive).
--------------------------------------------------------------------------------
      2,500           Agreement with Merrill Lynch terminating        $118,580
                      January 7, 2004 to pay the difference
                      between the notional value and the market
                      value of a bond with a 4.285% coupon
                      maturity on 1/7/2019 priced at a yield to
                      maturity equal to the MMD general
                      obligation yield curve rate for the
                      designated maturity year as of the close
                      of business on the termination date, if
                      negative (receive if positive).
--------------------------------------------------------------------------------
                                                         TOTAL:      $2,442,534
--------------------------------------------------------------------------------

At July 31, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 2003, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 5.3% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                     DATE OF       PRINCIPAL
DESCRIPTION                                      ACQUISITION          AMOUNT            COST           VALUE
------------------------------------------------------------------------------------------------------------
Chicago, IL Board of Education, RITES,
  9.165s, 2020                                      2/9/2000       7,910,000      $6,211,881      $8,682,016
Chicago, IL, Public Building Commerce Rev.,
  RITES, 5.598s, 2017                              3/18/1999       4,500,000       4,782,559       5,165,550
Colorado River Indian Tribes, AZ (Blue Water
  Casino), 6.25s, 2004                              5/6/1998       3,000,000       3,000,000       3,007,350
Denver, CO, City & County Airport Rev.,
  RITES, AMBAC, 10.8s, 2017                        8/28/2000       2,500,000       2,664,662       2,944,700
Essex County, NJ, RITES, 10.393s, 2020              4/6/2000       6,000,000       5,968,656       7,007,760
Houston, TX, Independent School District,
  RITES, PSF, 9.177s, 2017                         2/26/1999       5,000,000       5,187,731       5,460,400
Los Angeles, CA, RITES, FGIC,
  9.2s, 2015                                       7/21/1999       5,310,000       5,536,037       6,238,825
Massachusetts Water Resource Auth., RITES,
  FGIC, 11.531s, 2019                              3/16/2000         765,000         896,354       1,059,066
Michigan Municipal Bond Auth. Rev, RITES,
  9.677s, 2021                                     2/23/2000       7,585,000       6,633,841       9,662,076
New Jersey Economic Development Auth.,
  Economic Development Rev., (Holt Hauling &
  Warehousing), 8.4s, 2015                         1/30/1997       4,000,000       4,134,185       2,360,000
New Jersey Economic Development Auth.,
  Economic Development Rev., (Holt Hauling &
  Warehousing), 8.6s, 2017                         1/31/1997       8,000,000       8,272,359       4,720,000
New Jersey Turnpike Auth., RITES, 9.476s,
  2020                                             4/19/2000       5,000,000       4,643,778       5,407,200
State of Florida, Board of Education, RITES,
  8.866s, 2017                                      4/9/1999       2,300,000       2,330,620       2,476,318
State of Florida, Board of Education, RITES,
  FGIC, 9.2s, 2012                                 2/25/2002       1,500,000       1,756,860       1,774,860
State of Florida, Board of Education, RITES,
  FGIC, 9.2s, 2013                                 2/25/2002       5,000,000       5,791,400       5,892,100
State of Massachusetts, ROLs,
  9.932s, 2017                                     8/28/2002       2,000,000       2,194,825       2,452,760
Texas Housing & Community Board, (Harbor &
  Plumtree), 10s, 2026                            10/31/1996       1,695,000       1,695,000       1,627,336
------------------------------------------------------------------------------------------------------------
Total:                                                                                           $75,938,317
------------------------------------------------------------------------------------------------------------

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to February 1, 2001, the fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $805,139 increase in cost of securities held by the fund on February 1, 2001.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust III, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       PORTFOLIO MANAGERS
Massachusetts Financial Services Company                 Michael W. Roberge(1)
500 Boylston Street, Boston, MA                          Geoffrey L. Schechter(1)
02116-3741
                                                         CUSTODIAN
DISTRIBUTOR                                              State Street Bank and Trust Company
MFS Fund Distributors, Inc.                              225 Franklin Street, Boston, MA
500 Boylston Street, Boston, MA                          02110
02116-3741

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)
or stock and bond outlooks     touch-tone required    24 hours a day, 365 days a
                                                      year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                          MMH-SEM-9/03 66M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(a) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
     78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
     Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  September 23, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  September 23, 2003
       ------------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  September 23, 2003
       ------------------

* Print name and title of each signing officer under his or her signature.